--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                      The DFA 6-10 Institutional Portfolio

                               Semi-Annual Report

                         Six Months Ended May 31, 2000
                                  (Unaudited)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                               PAGE
                                                              -------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities.....................        1
    Statement of Operations.................................        2
    Statements of Changes in Net Assets.....................        3
    Financial Highlights....................................        4
    Notes to Financial Statements...........................      5-6

THE DFA INVESTMENT TRUST COMPANY - THE U.S. 6-10 SMALL
 COMPANY SERIES
    Schedule of Investments.................................     7-37
    Statement of Assets and Liabilities.....................       38
    Statement of Operations.................................       39
    Statements of Changes in Net Assets.....................       40
    Financial Highlights....................................       41
    Notes to Financial Statements...........................    42-43

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The U.S. 6-10 Small Company Series of The DFA
  Investment Trust Company (13,814,306 Shares, Cost
  $168,366)++ at Value......................................  $   164,252
Receivable for Investment Securities Sold...................          359
Receivable for Fund Shares Sold.............................           12
                                                              -----------
    Total Assets............................................      164,623
                                                              -----------

LIABILITIES:
Payable for Fund Shares Redeemed............................          371
Accrued Expenses............................................           33
                                                              -----------
    Total Liabilities.......................................          404
                                                              -----------

NET ASSETS..................................................  $   164,219
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   14,926,562
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     11.00
                                                              ===========

COMPONENTS OF NET ASSETS:
Paid-In Capital.............................................  $   161,730
Accumulated Net Investment Loss.............................          (86)
Undistributed Net Realized Gain.............................        6,689
Unrealized Depreciation of Investment Securities............       (4,114)
                                                              -----------
    Total Net Assets........................................  $   164,219
                                                              ===========

--------------

++ The cost for federal income tax purposes is $171,099.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2000
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
    Income Distributions Received From The DFA Investment
     Trust Company..........................................         $   167
                                                                     -------

EXPENSES
    Administrative Services.................................              60
    Accounting & Transfer Agent Fees........................               5
    Legal Fees..............................................               3
    Audit Fees..............................................               1
    Filing Fees.............................................               3
    Shareholders' Reports...................................              11
    Directors' Fees and Expenses............................               1
                                                                     -------
        Total Expenses......................................              84
                                                                     -------
    NET INVESTMENT INCOME...................................              83
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital Gain Distributions Received from The DFA Investment
  Trust Company.............................................          13,624
Net Realized Loss on Investment Securities Sold.............            (923)
Change in Unrealized Appreciation (Depreciation) of
  Investment Securities.....................................          (4,108)
                                                                     -------
    NET GAIN ON INVESTMENT SECURITIES.......................           8,593
                                                                     -------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $ 8,676
                                                                     =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS          YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,         NOV. 30,
                                                                        2000             1999
                                                                     -----------       ---------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................          $     83         $    992
    Capital Gain Distribution Received from The DFA
      Investment Trust Company..............................            13,624            8,991
    Net Realized Loss on Investment Securities Sold.........              (923)          (1,675)
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................            (4,108)          10,698
                                                                      --------         --------
        Net Increase in Net Assets Resulting from
          Operations........................................             8,676           19,006
                                                                      --------         --------

Distributions From:
    Net Investment Income...................................            (1,030)            (761)
    Net Realized Gains......................................           (10,485)          (3,293)
                                                                      --------         --------
        Total Distributions.................................           (11,515)          (4,054)
                                                                      --------         --------

Capital Share Transactions (1):
    Shares Issued...........................................            43,787           28,233
    Shares Issued in Lieu of Cash Distributions.............            11,515            4,054
    Shares Redeemed.........................................           (23,351)         (10,812)
                                                                      --------         --------
        Net Increase from Capital Share Transactions........            31,951           21,475
                                                                      --------         --------
        Total Increase......................................            29,112           36,427
NET ASSETS
    Beginning of Period.....................................           135,107           98,680
                                                                      --------         --------
    End of Period...........................................          $164,219         $135,107
                                                                      ========         ========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             3,632            2,731
    Shares Issued in Lieu of Cash Distributions.............             1,092              435
    Shares Redeemed.........................................            (1,935)          (1,099)
                                                                      --------         --------
                                                                         2,789            2,067
                                                                      ========         ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS      YEAR        YEAR        YEAR        YEAR        YEAR
                                        ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                       MAY 31,     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                        2000         1999        1998        1997        1996        1995
                                     -----------   ---------   ---------   ---------   ---------   ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of         $  11.13     $   9.80     $ 11.90     $ 14.60     $ 12.79     $ 10.29
  Period...........................
                                      --------     --------     -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............       0.01         0.08        0.08        0.08        0.13        0.13
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       0.80         1.66       (1.10)       2.46        2.22        2.84
                                      --------     --------     -------     -------     -------     -------
  Total from Investment
    Operations.....................       0.81         1.74       (1.02)       2.54        2.35        2.97
                                      --------     --------     -------     -------     -------     -------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.08)       (0.08)      (0.08)      (0.13)      (0.02)      (0.13)
  Net Realized Gains...............      (0.86)       (0.33)      (1.00)      (5.11)      (0.52)      (0.34)
                                      --------     --------     -------     -------     -------     -------
  Total Distributions..............      (0.94)       (0.41)      (1.08)      (5.24)      (0.54)      (0.47)
                                      --------     --------     -------     -------     -------     -------
Net Asset Value, End of Period.....   $  11.00     $  11.13     $  9.80     $ 11.90     $ 14.60     $ 12.79
                                      ========     ========     =======     =======     =======     =======
Total Return.......................       7.66%#      18.47%      (9.09)%     26.52%      19.04%      29.08%

Net Assets, End of Period
  (thousands)......................   $164,219     $135,107     $98,680     $15,968     $10,990     $21,192
Ratio of Expenses to Average Net
  Assets (1).......................       0.19%*       0.20%       0.20%       0.20%       0.20%       0.20%
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)(1).......       0.19%*       0.21%       0.22%       0.40%       0.38%       0.56%
Ratio of Net Investment Income to
  Average Net Assets...............       0.10%*       0.89%       1.26%       0.77%       0.47%       1.12%
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................       0.10%*       0.88%       1.24%       0.57%       0.28%       0.77%
Portfolio Turnover Rate............        N/A          N/A         N/A         N/A         N/A         N/A
Portfolio Turnover Rate of Master
  Fund Series......................         57%*         29%         29%         30%         32%         21%

--------------

*    Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers fifteen portfolios, of which The DFA 6-10 Institutional Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. 6-10 Small Company Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2000, the Portfolio owned 25% of the outstanding shares of the Series. The financial statement of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2000, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.07 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    The Advisor has agreed to waive its fees and assume the expenses of the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.20% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At May 31, 2000, approximately $4,100 of previously waived fees are subject to future reimbursement to the Advisor.

D. INVESTMENTS:

    At May 31, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):


Gross Unrealized Appreciation...............................              --
Gross Unrealized Depreciation...............................        $(6,847)
                                                                   ---------
  Net.......................................................        $(6,847)
                                                                   =========

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 2000.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (100.0%)
 *@track Communications, Inc...........................      22,300    $     63,416
 *1-800 CONTACTS, Inc..................................       5,900         168,887
 *21st Century Holding Co..............................       1,100           5,706
 *24/7 Media, Inc......................................       5,300          75,691
 *3-D Systems Corp.....................................      15,100         177,897
 *3Dfx Interactive, Inc................................      29,443         218,062
 *3DO Co...............................................      41,000         229,344
 *4Front Software International, Inc...................      15,000         209,531
 *800-Jr Cigar, Inc....................................      11,500         115,359
 *8X8, Inc.............................................      22,500         172,266
 *99 Cents Only Stores.................................       6,400         230,000
 *A Consulting Team, Inc...............................       5,500          36,094
 *A.C. Moore Arts & Crafts, Inc........................       7,400          42,666
 *AAON, Inc............................................       7,600         185,012
 AAR Corp..............................................      32,800         455,100
 Aaron Rents, Inc. Class A.............................       4,900          72,887
 Aaron Rents, Inc. Class B.............................      14,400         187,200
 *Aastrom Biosciences, Inc.............................      23,800          62,847
 *Abaxis, Inc..........................................      18,100         112,559
 ABC Bancorp...........................................       8,310          82,581
 *ABC Rail Products Corp...............................      23,500         147,609
 Abington Bancorp, Inc.................................       3,900          36,319
 *Abiomed, Inc.........................................      13,200         504,075
 *Able Telcom Holding Corp.............................      19,900          37,934
 *Ablest, Inc..........................................       2,100          10,369
 ABM Industries, Inc...................................      26,800         621,425
 Abrams Industries, Inc................................         200             762
 *Abraxas Petroleum Corp...............................       4,200           6,258
 *Acacia Research Corp.................................      18,500         292,531
 *Accelr8 Technology Corp..............................       6,500           8,531
 *Acceptance Insurance Companies, Inc..................      17,600          90,200
 *Access Worldwide Communications, Inc.................      12,400          16,662
 *Acclaim Entertainment, Inc...........................      69,800         166,866
 *Ace Cash Express, Inc................................      13,100         189,131
 *Ace Comm Corp........................................      10,900          60,291
 Aceto Corp............................................       6,000          64,125
 Ackerley Group, Inc...................................      28,300         343,137
 *Acme Electric Corp...................................       4,600          38,094
 *Acme Metals, Inc.....................................      11,000           1,815
 *Acme United Corp.....................................       3,100           7,362
 *Acorn Products, Inc..................................       5,300           8,281
 *ACT Manufacturing, Inc...............................      21,200         668,462
 *ACT Networks, Inc....................................      13,400         156,194
 *Actel Corp...........................................      22,800         661,912
 *Action Performance Companies, Inc....................      21,400         171,869
 *Actionpoint, Inc.....................................       5,600          55,650
 *Active Apparel Group, Inc............................       1,500           6,141
 *Active Voice Corp....................................      13,200          88,687
 *Activision, Inc......................................      27,600         171,206
 *Actrade International, Ltd...........................      10,300         155,787
 *Actuate Corp.........................................      23,400         543,319
 *Acuson Corp..........................................      33,100         405,475
 *Adac Laboratories....................................      26,866         518,010
 *adam.com, Inc........................................       7,000          25,375
                                                            SHARES           VALUE+
                                                            ------           ------
 Adams Resources & Energy, Inc.........................       5,400    $     89,437
 *Adaptive Broadband Corp..............................      22,000         582,312
 *ADE Corp.............................................      17,400         266,437
 *Adept Technology, Inc................................      12,500         261,719
 *Administaff, Inc.....................................      16,100         836,194
 *Advance Lighting Technologies, Inc...................      26,500         277,422
 *Advance Paradigm, Inc................................      26,000         407,875
 *Advanced Aerodynamics & Structures, Inc..............       5,000          17,578
 *Advanced Digital Information Corp....................      10,000         126,562
 *Advanced Magnetics, Inc..............................       8,700          58,725
 Advanced Marketing Services, Inc......................      16,600         306,581
 *Advanced Materials Group, Inc........................         237             196
 *Advanced Neuromodulation Systems, Inc................       7,700          94,325
 *Advanced Nutraceuticals, Inc.........................       2,800           4,331
 *Advanced Photonix, Inc. Class A......................      14,100          26,437
 *Advanced Polymer Systems, Inc........................      21,600          74,250
 *Advanced Radio Telecom Corp..........................      31,700         328,887
 *Advanced Technical Products, Inc.....................       3,600          15,075
 *Advanced Tissue Sciences, Inc........................      65,800         258,059
 Advanta Corp. Class A.................................      12,500         210,547
 Advanta Corp. Class B Non-Voting......................      17,800         215,269
 *Advantage Learning Systems, Inc......................      44,400         577,200
 *Advantica Restaurant Group, Inc......................      48,400          35,544
 Advest Group, Inc.....................................       9,800         187,425
 *Advo, Inc............................................      24,800         796,700
 *Aehr Test Systems....................................       8,200          48,687
 *AEP Industries, Inc..................................       9,700         160,353
 *Aeroflex, Inc........................................      20,500         738,000
 *Aerosonic Corp.......................................       5,100          49,725
 *Aerovox, Inc.........................................       6,500          20,922
 *Aetrium, Inc.........................................      11,300          61,091
 *Affiliated Managers Group, Inc.......................      13,600         455,600
 *Affinity Technology Group, Inc.......................      33,600          24,675
 *Aftermarket Technology Corp..........................      22,600         133,481
 *AG Services America, Inc.............................       6,800         110,925
 *Ag-Chem Equipment Co., Inc...........................       8,000          51,000
 Agco Corp.............................................      68,500         856,250
 *Agribiotech, Inc.....................................      22,100             718
 *Agribrands International, Inc........................       7,000         290,062
 *Agritope, Inc........................................       2,040           5,801
 *AHL Services, Inc....................................      20,800         159,900
 *AHT Corp.............................................      10,900          12,944
 *Air Methods Corp.....................................       8,300          29,050
 *Airgas, Inc..........................................      75,700         406,887
 *Airnet Systems, Inc..................................      12,500          55,859
 *Airtran Holdings, Inc................................      78,000         320,531
 *Akorn, Inc...........................................      23,900         191,573
 *Aksys, Ltd...........................................      18,000         141,187
 Alabama National Bancorporation.......................      13,900         263,231
 Alamo Group, Inc......................................       8,700         103,856
 *Alaris Medical, Inc..................................      69,400          99,762
 *Albany International Corp. Class A...................      33,404         478,095
 *Alcide Corp..........................................       2,300          31,337
 *Aldila, Inc..........................................      13,900          22,370
 *Alexion Pharmaceuticals, Inc.........................      16,500         615,141

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Alfa Corp.............................................      43,100    $    734,047
 *Algos Pharmaceutical Corp............................      17,000         214,094
 Alico, Inc............................................       9,100         139,912
 *Align-Rite International, Inc........................       5,100         105,187
 *All American Semiconductor, Inc......................       5,100          52,912
 *Allcity Insurance Co.................................         200           1,487
 Allegiant Bancorp, Inc................................       4,700          42,741
 Allen Organ Co. Class B...............................         800          51,450
 *Allen Telecom, Inc...................................      35,900         574,400
 Alliance Bancorp......................................      11,455         202,252
 *Alliance Gaming Corp.................................       8,265          12,656
 *Alliance Pharmaceuticals Corp........................      51,600         443,437
 *Alliance Semiconductor Corp..........................      36,400         900,900
 *Alliant Techsystems, Inc.............................       9,400         648,600
 *Allied Healthcare Products, Inc......................       6,700          22,194
 *Allied Holdings, Inc.................................       8,400          53,550
 Allied Products Corp..................................      14,250          18,703
 *Allied Research Corp.................................       6,300          48,825
 *Allin Communications Corp............................       7,800          18,525
 *Allou Health & Beauty Care, Inc. Class A.............       5,800          39,875
 *Alltrista Corp.......................................       8,100         198,956
 *Almost Family, Inc...................................       1,600           4,050
 *Alpha Microsystems, Inc..............................      14,000          53,812
 *Alpha Technologies Group, Inc........................       8,500          74,109
 *Alphanet Solutions, Inc..............................       6,900          31,912
 Alpharma, Inc. Class A................................      13,000         643,500
 *Alpine Group, Inc....................................      19,000         125,875
 *Alteon, Inc..........................................      16,200          25,819
 *Alternative Resources Corp...........................      19,200          27,000
 *Alterra Healthcare Corp..............................      28,700          55,606
 *Alyn Corp............................................      10,000           6,562
 *Alysis Technologies, Inc.............................       2,000           6,187
 Ambanc Holding Co., Inc...............................       8,300         120,091
 *Ambassadors, Inc.....................................      11,700         159,047
 *AMBI, Inc............................................      32,800          93,275
 *AMC Entertainment, Inc...............................      23,600         112,100
 Amcast Industrial Corp................................      11,500          99,187
 Amcol International Corp..............................      32,200         535,325
 Amcore Financial, Inc.................................      34,525         672,159
 *Amedisys, Inc........................................       1,400           2,844
 *Amerco, Inc..........................................      24,800         434,775
 *America Services Group, Inc..........................       4,600          73,600
 *America West Holdings Corp. Class B..................      41,700         742,781
 *American Aircarriers Support, Inc....................       7,200          33,975
 American Annuity Group, Inc...........................       6,600         112,612
 American Bancorporation Ohio..........................         400           5,537
 American Bank of Connecticut..........................       4,900          96,162
 American Biltrite, Inc................................       4,500          59,344
 *American Claims Evaluation, Inc......................       1,000           2,187
 *American Classic Voyages Co..........................      22,800         433,912
 *American Coin Merchandising, Inc.....................       7,800          20,475
 *American Dental Partners, Inc........................       7,800          58,012
 *American Dental Technologies, Inc....................       5,100           6,694
 *American Ecology Corp................................      13,650          46,922
 *American Freightways Corp............................      37,100         553,022
 *American Healthcorp, Inc.............................      10,600          42,400
 *American Homestar Corp...............................      17,530          17,256
 *American Indemnity Financial Escrow..................         800             800
 *American Italian Pasta Co............................      19,800         486,337
 *American Medical Electronics, Inc. (Escrow-Bonus)....       4,400               0
                                                            SHARES           VALUE+
                                                            ------           ------
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................       4,400    $          0
 *American Medical Security Group, Inc.................      19,500         127,969
 *American Pacific Corp................................       9,200          54,912
 *American Physicians Services Group, Inc..............       2,200           6,772
 *American Retirement Corp.............................      19,500         107,250
 *American Science & Engineering, Inc..................       6,500          32,500
 *American Shared Hospital Services....................       4,900          14,394
 *American Skiing Co...................................      17,600          30,800
 *American Software, Inc. Class A......................      21,500          84,992
 American States Water Company.........................      11,600         345,825
 *American Superconductor Corp.........................      18,300         491,241
 *American Technical Ceramics Corp.....................       9,800         335,650
 American Vanguard Corp................................         189           1,488
 *American Wagering, Inc...............................      10,100          33,772
 American Woodmark Corp................................      10,400         196,625
 *American Xtal Technology, Inc........................      24,200         843,975
 Americana Bancorp, Inc................................       2,712          31,188
 *Amerihost Properties, Inc............................       6,400          22,200
 *Ameripath, Inc.......................................      21,400         183,572
 *Amerisource Health Corp..............................      33,400         814,125
 *Ameristar Casinos, Inc...............................      20,300          80,566
 Ameron, Inc...........................................       5,100         187,425
 Amerus Life Holdings, Inc. Class A....................      22,144         441,496
 *Ames Department Stores, Inc..........................      30,800         364,787
 Ametek, Inc...........................................      38,600         803,362
 *AMF Bowling, Inc.....................................      29,500          27,656
 *Amistar Corp.........................................       1,600           3,575
 *AML Communications, Inc..............................       8,200          25,369
 Ampco-Pittsburgh Corp.................................      11,900         131,644
 *Ampex Corp. Class A..................................      65,400         114,450
 Amplicon, Inc.........................................      15,000         149,062
 *Amrep Corp...........................................       8,300          53,950
 *Amresco, Inc.........................................      52,300          30,236
 *Amsurg Corp. Class A.................................         589           3,571
 *Amsurg Corp. Class B.................................       6,200          37,394
 *Amtran, Inc..........................................      13,500         191,109
 Amwest Insurance Group, Inc...........................       3,694          18,008
 *Amylin Pharmaceuticals, Inc..........................      33,500         305,687
 *Anacomp, Inc.........................................      16,900          47,531
 Analogic Corp.........................................      16,600         598,637
 Analysts International Corp...........................      27,100         219,341
 *Analytical Surveys, Inc..............................       7,700          26,709
 *Anaren Microwave, Inc................................       5,600         565,075
 Anchor Bancorp Wisconsin, Inc.........................      28,505         440,937
 Anchor Financial Corp.................................       8,100         220,725
 *Anchor Gaming, Inc...................................      12,000         536,625
 Andersons, Inc........................................       8,200          72,262
 Andover Bancorp, Inc..................................       8,300         241,219
 *Andrea Electronics Corp..............................      15,900         107,325
 *Anesta Corp..........................................      14,700         217,284
 *Angeion Corp.........................................       4,300           5,912
 Angelica Corp.........................................       8,900          60,075
 *Anicom, Inc..........................................      30,200         149,584
 *Anika Therapeutics, Inc..............................      12,700          31,353
 *Ann Taylor Stores Corp...............................      20,200         525,200
 *Ansoft Corp..........................................      15,200         131,575
 *Ansys, Inc...........................................      18,800         206,212
 *Anthony and Sylvan Pools Corp........................       2,341          19,174
 *APAC Teleservices, Inc...............................      56,400         498,787
 *Apex, Inc............................................      22,300         810,466

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Aphton Corp..........................................      19,800    $    404,662
 Apogee Enterprises, Inc...............................      37,600         152,750
 Applebees International, Inc..........................      13,300         427,678
 *Applica, Inc.........................................      26,100         384,975
 *Applied Analytical Industries, Inc...................      19,000         146,359
 *Applied Digital Solutions, Inc.......................      54,900         177,567
 *Applied Extrusion Technologies, Inc..................      15,300          89,887
 *Applied Films Corp...................................       6,600         151,800
 *Applied Graphics Technologies, Inc...................      24,700          85,678
 *Applied Imaging Corp.................................      15,700          38,269
 Applied Industrial Technologies, Inc..................      24,850         433,322
 *Applied Innovation, Inc..............................      18,100         125,003
 *Applied Microsystems Corp............................       8,900          49,506
 *Applied Science & Technology, Inc....................      18,500         375,781
 Applied Signal Technologies, Inc......................       9,200          93,150
 *Applix, Inc..........................................      14,600          86,687
 *Aquila Biopharmaceuticals, Inc.......................      11,000          25,781
 *Aradigm Corp.........................................      19,200         268,200
 *Arch Capital Group, Ltd..............................      20,500         309,422
 Arch Chemicals, Inc...................................      24,600         424,350
 Arch Coal, Inc........................................      42,000         315,000
 *Arch Communications Group, Inc.......................      62,566         314,785
 Arctic Cat, Inc.......................................      23,600         254,437
 Area Bancshares Corp..................................      21,200         422,012
 Argonaut Group, Inc...................................      25,300         456,981
 *Argosy Gaming Corp...................................      36,600         578,737
 *Arguss Holdings, Inc.................................      16,900         282,019
 *ARI Network Services, Inc............................       8,000          24,750
 *Ariad Pharmaceuticals, Inc...........................      26,100         214,102
 *Ariel Corp...........................................      14,400          39,150
 *ARIS Corp............................................      16,400          58,937
 *Ark Restaurants Corp.................................       2,700          21,178
 *Arkansas Best Corp...................................      25,700         284,306
 Arm Financial Group, Inc. Class A.....................      29,100             684
 *Armor Holdings, Inc..................................      28,300         309,531
 Armstrong Holdings, Inc...............................      12,000         206,250
 Arnold Industries, Inc................................      27,900         319,978
 *Aronex Pharmaceuticals, Inc..........................      29,600          74,925
 *Arqule, Inc..........................................      17,500         120,312
 *Arrhythmia Research Technology, Inc..................       1,800           3,150
 Arrow Financial Corp..................................       9,500         142,500
 Arrow International, Inc..............................      30,900       1,025,494
 *Artesyn Technologies, Inc............................      44,700         983,400
 *Arthrocare Corp......................................       4,000         341,000
 *Artisan Components, Inc..............................      17,100         133,594
 *Artisoft, Inc........................................      19,700         205,619
 *Arts Way Manufacturing Co., Inc......................         200             800
 *ARV Assisted Living, Inc.............................      15,700          15,209
 Arvin Industries, Inc.................................      23,100         415,800
 *Asante Technologies, Inc.............................       7,200          10,575
 ASB Financial Corp....................................       1,000           8,781
 *Ascent Assurance, Inc................................         109             181
 *Ascent Pediatrics, Inc...............................         100             148
 *Asche Transportation Services, Inc...................       4,200           7,612
 *Ashworth, Inc........................................      17,500          74,922
 *ASI Solutions, Inc...................................       6,600          42,075
 *Aspect Development, Inc..............................         198          11,552
 *Aspen Technology, Inc................................      28,600         588,981
 *Aspeon, Inc..........................................      12,900          71,958
 *Assisted Living Concepts, Inc........................      15,600          14,625
 Associated Materials, Inc.............................       6,900         106,950
 *Astea International, Inc.............................      18,500          40,758
 *Astec Industries, Inc................................      22,900         591,822
                                                            SHARES           VALUE+
                                                            ------           ------
 Astro-Med, Inc........................................       4,500    $     26,437
 *Astronics Corp.......................................       6,200          54,250
 *AstroPower, Inc......................................      14,700         202,584
 *ASV, Inc.............................................      12,500         154,297
 *Asyst Technologies, Inc..............................       9,300         374,034
 *ATG, Inc.............................................      16,200          35,437
 *Athey Products Corp..................................       2,940           6,247
 *Atlanta Sosnoff Capital Corp.........................       7,700          74,112
 *Atlantic American Corp...............................      20,500          64,062
 *Atlantic Coast Airlines, Inc.........................      21,600         656,775
 *Atlantic Data Services, Inc..........................      16,800          69,300
 *Atlantic Premium Brands, Ltd.........................       2,000           5,500
 *Atlantis Plastics, Inc...............................       3,300          23,100
 Atmos Energy Corp.....................................      41,000         750,812
 *Atrion Corp..........................................       2,700          32,062
 *Atrix Labs, Inc......................................      14,900         108,956
 *ATS Medical, Inc.....................................      23,300         232,272
 *Atwood Oceanics, Inc.................................      12,300         672,656
 *Audiovox Corp. Class A...............................      22,300         421,609
 *Ault, Inc............................................       5,700          33,309
 *Aurora Biosciences Corp..............................       9,500         450,359
 *Aurora Foods, Inc....................................      63,900         227,644
 *Auspex Systems, Inc..................................      36,400         174,037
 *Autobond Acceptance Corp.............................       5,900             870
 *Autoimmune, Inc......................................      19,200          24,900
 *Autologic Information International, Inc.............       2,300           6,253
 *Autote Corp. Class A.................................      40,858         125,128
 Avado Brands, Inc.....................................      33,200          47,206
 *Avalon Holding Corp. Class A.........................       1,550           6,103
 *Avant Corp...........................................      50,100         784,378
 *Avant Immunotherapeutics, Inc........................      55,075         268,491
 *Avatar Holdings, Inc.................................       9,100         180,009
 Avert, Inc............................................       4,200          82,819
 *Avi Biopharma, Inc...................................      17,100         167,794
 *Aviall, Inc..........................................      19,400         104,275
 *Aviation Sales Co....................................      18,242         121,993
 *Avid Technology, Inc.................................      28,600         287,787
 *Avigen, Inc..........................................      20,700         618,412
 *Aviron...............................................      21,800         530,694
 *Avis Group Holdings, Inc.............................      37,400         719,950
 *AVT Corporation......................................      36,600         331,116
 *Avteam, Inc. Class A.................................      12,800          25,400
 *Axent Technologies, Inc..............................      33,920         620,100
 *Axsys Technologies, Inc..............................       5,100          74,906
 *Axys Pharmaceuticals, Inc............................      37,800         146,475
 *Aztar Corp...........................................      51,400         655,350
 Aztec Manufacturing Co................................       6,100          97,600
 *Bacou USA, Inc.......................................      24,900         491,775
 Badger Meter, Inc.....................................       3,200         101,600
 *Badger Paper Mills, Inc..............................       1,000           4,344
 Bairnco Corp..........................................       8,700          62,531
 Baker (J.), Inc.......................................      16,000         102,000
 *Baker (Michael) Corp.................................       6,900          44,850
 *Balanced Care Corp...................................       5,300           8,944
 Balchem Corp..........................................       5,000          50,937
 Baldor Electric Co....................................      43,933         823,744
 Baldwin & Lyons, Inc. Class B.........................      14,700         266,437
 *Baldwin Piano & Organ Co.............................       1,300           7,881
 *Baldwin Technology, Inc. Class A.....................      13,500          28,687
 *Ballantyne Omaha, Inc................................      16,100          39,244
 *Bally Total Fitness Holding Corp.....................      28,575         659,011
 *Baltek Corp..........................................       1,500          11,156

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Bancfirst Ohio Corp...................................       9,800    $    152,206
 *Bancinsurance Corp...................................       7,800          32,175
 Bancorp Connecticut, Inc..............................       6,700          98,406
 Bandag, Inc...........................................      11,800         292,787
 Bandag, Inc. Class A..................................      11,100         252,525
 Bangor Hydro-Electric Co..............................       9,500         141,312
 Bank of Granite Corp..................................      14,800         288,600
 Bank of The Ozarks....................................       3,800          63,412
 *Bank Plus Corp.......................................      23,300          64,803
 *Bank United Financial Corp. Class A..................      21,600         139,050
 Bank West Financial Corp..............................       2,600          16,737
 BankAtlantic Bancorp, Inc. Class A....................      11,285          43,024
 BankAtlantic Bancorp, Inc. Class B....................      12,681          72,519
 *BankFirst Corp.......................................      11,800          92,925
 *Banknorth Group, Inc.................................      37,960         530,254
 Banta Corp............................................      31,900         590,150
 Barnes Group, Inc.....................................      24,100         402,169
 *Barnett, Inc.........................................      20,400         193,162
 *Barnwell Industries, Inc.............................         400           5,425
 *Barra, Inc...........................................      18,200         784,306
 *Barrett Business Services, Inc.......................       9,600          53,400
 *Barringer Technologies, Inc..........................       7,900          48,634
 *Barrister Information Systems Corp...................      11,800          11,800
 *Barry (R.G.) Corp....................................      10,764          37,001
 *Base Ten Systems, Inc................................       1,720           1,908
 *Basin Exploration, Inc...............................      24,000         399,000
 Bassett Furniture Industries, Inc.....................      14,700         179,616
 *Battle Mountain Gold Co..............................     144,600         280,162
 Bay State Bancorp, Inc................................       1,400          25,725
 Bay View Capital Corp.................................      42,300         428,287
 *Baycorp Holdings, Ltd................................      10,700          86,937
 *Bayou Steel Corp. Class A............................      13,000          29,250
 *BCT International, Inc...............................       2,700           3,544
 *Be Aerospace, Inc....................................      32,300         223,072
 Beauticontrol Cosmetics, Inc..........................       8,000          28,750
 *Beazer Homes USA, Inc................................      11,500         211,312
 *bebe stores, inc.....................................      27,700         246,703
 *BEI Electronics, Inc.................................       7,600          10,094
 BEI Technologies, Inc.................................       9,700         172,175
 *Bel Fuse, Inc. Class A...............................       3,300          60,019
 Bel Fuse, Inc. Class B................................       5,250          94,336
 *Belco Oil & Gas Corp.................................      36,600         285,937
 Belden, Inc...........................................      30,400         832,200
 *Bell and Howell Co...................................       5,000         107,187
 Bell Industries, Inc..................................      10,520          27,615
 *Bell Microproducts, Inc..............................      12,100         156,544
 *Bellwether Exploration Co............................      16,600         141,359
 *Benchmark Electronics, Inc...........................      19,500         663,000
 *Benihana, Inc........................................       1,000          14,812
 *Bentley Pharmaceuticals, Inc.........................      12,560          80,070
 *Benton Oil & Gas Co..................................      35,400          97,350
 Bergen Brunswig Corp. Class A.........................     101,200         524,975
 Berkley (W.R.) Corp...................................      28,100         619,078
 Berkshire Energy Resources............................       2,000          74,750
 *Berlitz International, Inc...........................       5,200          57,850
 Berry Petroleum Corp. Class A.........................      25,300         396,894
 *Bethlehem Steel Corp.................................      20,000          77,500
 *Beverly Enterprises..................................     112,700         338,100
 *Beyond.com Corp......................................      47,100          73,594
 BHA Group Holdings, Inc. Class A......................       8,400          85,050
 *BI, Inc..............................................      10,300          54,719
 *Big 4 Ranch, Inc.....................................       3,200               0
 *Big City Radio, Inc..................................       5,200          23,725
                                                            SHARES           VALUE+
                                                            ------           ------
 Big Dog Holdings, Inc.................................       1,500    $      6,750
 *Billing Information Concepts Corp....................      50,200         232,959
 Bindley Western Industries, Inc.......................      43,821         835,338
 *BindView Development Corp............................       7,100          49,589
 *Bio Technology General Corp..........................      59,500         626,609
 *Bio Vascular, Inc....................................      11,600          33,712
 *Bioanalytical Systems, Inc...........................       4,500          11,812
 *Biocryst Pharmaceuticals, Inc........................      20,400         479,400
 *Bio-Logic Systems Corp...............................       5,200          30,225
 *Biomatrix, Inc.......................................      25,600         475,200
 *Bionova Holdings Corp................................       8,070          16,140
 *Bionx Implants, Inc..................................      13,900          30,406
 *Bio-Plexus, Inc......................................       2,700           6,581
 *Bio-Rad Laboratories, Inc. Class A...................      11,800         273,612
 *BioReliance Corp.....................................       7,500          37,734
 *Biosite Diagnostics, Inc.............................      17,200         388,612
 *Biosource International, Inc.........................      10,600          72,212
 *Biospecifics Technologies Corp.......................       5,800          15,769
 *Biospherics, Inc.....................................      13,700          84,769
 *BioTransplant, Inc...................................      11,700          70,200
 Birmingham Steel Corp.................................      38,300         148,412
 *Bitstream, Inc.......................................      10,000          51,562
 *Black Hawk Gaming & Development, Inc.................       3,600          24,637
 Black Hills Corp......................................      27,700         663,069
 Blair Corp............................................      10,500         202,125
 Blanch (E.W.) Holdings, Inc...........................      14,700         377,606
 *BLC Financial Services, Inc..........................       5,000           9,375
 Block Drug Co., Inc. Class A..........................      18,100         501,144
 *Blonder Tongue Laboratories, Inc.....................       9,800          67,375
 *Blount International, Inc............................      24,000         328,500
 *Blue Rhino Corp......................................       8,600          73,906
 *Blue Wave Systems, Inc...............................      17,700         195,253
 *Bluegreen Corp.......................................      31,965          99,891
 BMC Industries, Inc...................................      35,600         135,725
 Bob Evans Farms, Inc..................................      41,100         557,419
 *Boca Research, Inc...................................      15,000          81,562
 *Boca Resorts, Inc....................................      44,600         384,675
 *Bogen Communications International, Inc..............       8,300          51,616
 *Bolder Technologies Corp.............................      18,900         108,380
 *Bolt Technology Corp.................................       7,000          31,500
 *Bombay Co., Inc......................................      47,200         150,450
 *Bonded Motors, Inc...................................       1,800             326
 *Bone Care International, Inc.........................       2,250          44,227
 *Bontex, Inc..........................................         200             481
 *Bon-Ton Stores, Inc..................................      15,600          34,856
 *Books-a-Million, Inc.................................      19,900          67,784
 *Boron, Lepore and Associates, Inc....................      15,900         121,734
 Boston Acoustics, Inc.................................       6,400          68,000
 *Boston Beer Company, Inc. Class A....................      18,000         153,000
 *Boston Biomedical, Inc...............................       6,400          23,400
 *Boston Communications Group, Inc.....................      21,600         222,075
 Boston Private Financial Holdings, Inc................      12,000         117,750
 Bostonfed Bancorp, Inc................................       4,200          55,125
 *Boundless Corp.......................................       4,400          31,350
 Bowne & Co., Inc......................................      48,000         483,000
 *Boyd Gaming Corp.....................................      74,700         368,831
 *Bradley Pharmaceuticals, Inc. Class A................       8,200           9,097
 Brady (W.H.) Co. Class A..............................      24,900         750,112
 *Brass Eagle, Inc.....................................       7,900          38,512

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Brauns Fashions Corp.................................       7,400    $    164,650
 *Breed Technologies, Inc..............................      36,800           8,740
 Brenton Banks, Inc....................................      24,496         245,725
 *Bridgestreet Accomodations, Inc......................       7,200          19,800
 Bridgford Foods Corp..................................      14,100         149,372
 *Brigham Exploration Co...............................      14,500          38,062
 *Brightpoint, Inc.....................................      60,900         707,962
 *BrightStar Information Technology Group, Inc.........       9,500          36,812
 *Brilliant Digital Entertainment, Inc.................      18,600         106,950
 *Brio Technology, Inc.................................       4,200          59,850
 *Britesmile, Inc......................................      25,800         191,081
 *Broadview Media, Inc.................................         200             291
 *Brookdale Living Communities.........................      15,400         209,825
 Brookline Bancorp, Inc................................      36,000         352,125
 *Brooks Automation, Inc...............................       4,900         195,387
 *Brookstone, Inc......................................      10,600         150,387
 *Brooktrout Technology, Inc...........................      15,800         356,487
 *Brown & Sharpe Manufacturing Co. Class A.............      12,900          29,025
 *Brown (Tom), Inc.....................................      40,400         881,225
 Brown and Brown, Inc..................................      16,350         762,319
 Brown Shoe Company, Inc...............................      21,000         250,687
 *Brunswick Technologies, Inc..........................       6,800          59,712
 Brush Wellman, Inc....................................      18,000         313,875
 Bryn Mawr Bank Corp...................................         800          16,350
 BSB Bancorp, Inc......................................      12,273         234,338
 BT Financial Corp.....................................      18,318         317,130
 *BTG, Inc.............................................      11,600          94,250
 *BTU International, Inc...............................       8,900          77,041
 *Buckeye Technology, Inc..............................      42,200         804,437
 *Buckhead America Corp................................         900           4,556
 *Buckle, Inc..........................................      24,000         325,500
 *Budget Group, Inc....................................      44,200         168,512
 *Buffets, Inc.........................................      50,486         585,322
 *Builders Transport, Inc..............................       1,800              99
 *Building Materials Holding Corp......................      15,200         141,075
 *Bull Run Corp. GA....................................      44,900         128,386
 Burlington Coat Factory Warehouse Corp................      49,480         627,777
 *Burlington Industries, Inc...........................      54,000         178,875
 *Burns International Services Corp....................      23,500         273,187
 *Bush Boake Allen, Inc................................      23,200         756,900
 Bush Industries, Inc. Class A.........................      13,200         225,225
 *Business Resource Group..............................       6,800          42,287
 *Butler International, Inc............................      12,300         100,706
 Butler Manufacturing Co...............................       7,400         165,112
 *BWAY Corp............................................      12,000          86,250
 *BYL Bancorp..........................................       2,800          28,787
 C & D Technologies, Inc...............................      13,000         942,500
 *C.P. Clare Corp......................................      12,400          81,375
 *Cable Design Techologies Corp........................      20,725         573,823
 Cabot Oil & Gas Corp. Class A.........................      27,600         688,275
 *Cache, Inc...........................................      11,800          44,250
 *Caci International, Inc. Class A.....................      14,700         289,866
 *Cadiz, Inc...........................................      38,800         261,900
 Cadmus Communications Corp............................      11,700         101,644
 Cagle's, Inc. Class A.................................       2,000          17,000
 *Cal Dive International, Inc..........................      18,600         856,181
 Calgon Carbon Corp....................................      47,400         311,062
 *Caliber Learning Network, Inc........................      13,600          36,975
 *California Amplifier, Inc............................      15,700         353,741
 *California Coastal Communities, Inc..................       9,800          56,044
                                                            SHARES           VALUE+
                                                            ------           ------
 *California Micro Devices Corp........................      13,500    $    191,109
 California Water Service Group........................      14,200         331,037
 *Callon Petroleum Co..................................      15,300         233,325
 *Calloways Nursery, Inc...............................       1,200           1,462
 Cal-Maine Foods, Inc..................................      12,400          41,462
 *Calton Inc...........................................      24,000          31,500
 *Cambridge Heart, Inc.................................      18,100          44,684
 *Cambridge Technology Partners, Inc...................      10,700          85,600
 Camco Financial Corp..................................       6,316          56,844
 *Cameron Ashley Building Products, Inc................      11,300         204,106
 Cameron Financial Corp................................       1,300          15,316
 *Candela Laser Corp...................................      14,300         145,234
 *Candies, Inc.........................................      17,200          23,381
 *Canisco Resources, Inc...............................         500             270
 *Cannon Express, Inc. Class A.........................         900           1,744
 *Cannondale Corp......................................       9,700          69,719
 *Cantel Industries, Inc. Class B......................       5,700          37,406
 *Canterbury Information Technology, Inc...............      12,000          31,875
 *Capital Corp. of the West............................       4,100          40,231
 *Capital Crossing Bank................................       7,600          77,900
 *Capital Pacific Holdings, Inc........................      12,300          33,825
 *Capital Senior Living Corp...........................      21,200          50,350
 Capital Southwest Corp................................         300          16,912
 Capitol Bancorp, Ltd..................................       8,564          96,345
 Capitol Transamerica Corp.............................      14,600         164,250
 Caraustar Industries, Inc.............................      28,600         472,794
 *Carbide/Graphite Group, Inc..........................      10,800          46,237
 Carbo Ceramics, Inc...................................      17,800         556,250
 *Cardiac Pathways Corp................................       2,000           7,875
 *Cardima, Inc.........................................      21,200          25,837
 *Cardiotech International, Inc........................       6,600           9,487
 *Caredata.com, Inc....................................       9,900          39,600
 *Career Blazers, Inc. Trust Units.....................         800               0
 *Career Education Corp................................      10,300         411,356
 *CareerEngine Network, Inc............................       7,000          12,687
 *Carematrix, Inc......................................      15,800          11,603
 *Carey International, Inc.............................      10,600          98,381
 *Caribiner International, Inc.........................      27,900          20,925
 *Carlyle Industries, Inc..............................       2,458           1,306
 *Carmike Cinemas, Inc. Class A........................      13,500          71,719
 Carpenter Technology Corp.............................      24,100         498,569
 *Carreker-Antinori, Inc...............................      24,100         262,087
 *Carriage Services, Inc. Class A......................      15,400          44,275
 *Carrington Laboratories, Inc.........................      12,300          27,291
 *Carrizo Oil & Gas, Inc...............................      10,000          62,969
 *Carson, Inc..........................................      11,800          47,937
 Carter-Wallace, Inc...................................      37,200         744,000
 Cascade Corp..........................................      14,800         166,500
 Cascade Natural Gas Corp..............................      14,300         253,825
 *Casella Waste Systems, Inc. Class A..................      19,669         255,697
 Casey's General Stores, Inc...........................      59,300         700,481
 Cash America International, Inc.......................      27,900         285,975
 *Casino Data Systems..................................      23,900         105,683
 *Castle & Cooke, Inc..................................      18,800         350,150
 Castle (A.M.) & Co....................................      16,837         209,410
 *Castle Dental Centers, Inc...........................       6,300          15,356
 Castle Energy Corp....................................       7,300          44,142
 *Catalina Lighting, Inc...............................       7,400          29,600
 *Catalyst International, Inc..........................      10,300          64,375
 *Catalytica, Inc......................................      37,600         356,025
 Cathay Bancorp, Inc...................................       6,100         278,122

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Cato Corp. Class A....................................      26,700    $    331,247
 Catskill Financial Corp...............................       3,500          57,750
 Cavalier Homes, Inc...................................      21,460          32,190
 *CB Richard Ellis Services, Inc.......................      26,900         270,681
 CBRL Group, Inc.......................................      57,500         831,953
 *CCA Industries, Inc..................................       4,300           4,434
 CCBT Financial Companies, Inc.........................      11,100         163,378
 *CCC Information Services Group, Inc..................      28,900         285,387
 *CD Warehouse, Inc....................................       3,300           5,105
 *CDI Corp.............................................      21,000         452,812
 *CDNOW/N2K, Inc.......................................      31,900          94,703
 *Cec Entertainment Inc................................      10,800         248,400
 *Celadon Group, Inc...................................      10,100         136,666
 *Celebrity, Inc.......................................       1,300           2,945
 *Celeris Corporation..................................       4,000          11,062
 *Celeritek, Inc.......................................       7,700         370,322
 *Cell Genesys, Inc....................................      28,452         509,469
 *Cell Pathways, Inc...................................       4,829          97,636
 *Cell Therapeutics, Inc...............................      22,600         371,487
 *Cellegy Pharmaceuticals, Inc.........................      12,700          61,516
 *Cellnet Data Systems, Inc............................      41,900               0
 *Cellstar Corp........................................      79,000         218,484
 *Cellular Technical Services..........................       2,100          15,356
 *Cel-Sci Corp.........................................       2,500           7,500
 Cenit Bancorp, Inc....................................       6,100          67,862
 *Centennial Bancorp...................................      21,697         186,459
 *Centennial Technologies Inc..........................         196           1,390
 *CenterSpan Communication Corp........................       7,900         111,834
 Centex Construction Products, Inc.....................      24,200         726,000
 *Centigram Communications Corp........................       6,600         123,956
 Central Bancorp, Inc..................................       2,400          39,075
 *Central Garden & Pet Co..............................      29,500         336,484
 Central Parking Corp..................................      31,800         836,737
 Central Vermont Public Service Corp...................      14,900         162,969
 Centura Banks, Inc....................................       5,470         236,577
 Century Aluminum Co...................................      22,200         226,856
 Century Bancorp Income Class A........................       1,000          13,625
 *Century Business Services, Inc.......................      99,500         259,633
 Century South Banks, Inc..............................      17,900         353,525
 *Cephalon, Inc........................................      11,800         609,912
 *Ceradyne, Inc........................................      10,500          86,625
 Cerberonics, Inc. Class A.............................         200             937
 *Ceres Group, Inc.....................................      15,700          93,219
 *Cerner Corp..........................................      28,400         646,987
 *Cerprobe Corp........................................      12,200         150,975
 *Cerus Corp...........................................      16,600         644,287
 *CFM Technologies, Inc................................       8,100          63,281
 CFW Communications Co.................................      14,400         544,950
 CH Energy Group, Inc..................................      19,800         637,312
 *Chad Therapeutics....................................      10,000           8,750
 *Champion Enterprises, Inc............................      57,700         328,169
 Champion Industries, Inc..............................      10,062          28,614
 *Championship Auto Racing Teams, Inc..................      20,200         395,162
 *Champps Entertainment, Inc...........................      15,100          58,984
 *Channell Commercial Corp.............................       4,200          44,887
 *Charles and Colvard, Ltd.............................       9,200          56,925
 *Charles River Associates, Inc........................      11,300         202,341
 *Charming Shoppes, Inc................................     108,500         640,828
 *Chart House Enterprises, Inc.........................      14,500          77,031
 Chart Industries, Inc.................................      26,125         114,297
 *Charter Federal Savings Bank (Escrow)................       2,100               0
                                                            SHARES           VALUE+
                                                            ------           ------
 Chase Corp............................................       4,100    $     43,562
 *Chase Industries, Inc................................      11,800         109,150
 *Chattem, Inc.........................................      11,800         140,862
 *Chaus (Bernard), Inc.................................      11,100           9,019
 *Check Technology Corp................................       8,000          40,750
 *Checkers Drive-In Restaurant, Inc....................       3,034           6,495
 *Checkpoint System, Inc...............................      36,200         287,337
 *Cheesecake Factory, Inc..............................      19,650         781,702
 Chemed Corp...........................................      13,300         403,156
 *Chemfab Corp.........................................       9,700          97,000
 Chemfirst, Inc........................................      18,000         375,750
 Chemical Financial Corp...............................      15,918         440,730
 *Cherokee, Inc........................................       9,100          65,122
 *Cherry Corp..........................................       4,800          96,600
 *Chesapeake Biological Laboratories, Inc. Class A.....       6,100          15,822
 Chesapeake Corp.......................................      19,200         627,600
 *Chesapeake Energy Corp...............................     118,570         681,777
 Chesapeake Utilities Corp.............................       6,700         118,506
 Chester Valley Bancorp................................         475           8,535
 Chicago Rivet & Machine Co............................         200           4,450
 *Chicos Fas, Inc......................................      18,700         338,353
 *Children's Comprehensive Services, Inc...............       8,650          19,462
 *Children's Place Retail Stores, Inc..................      30,500         583,312
 *Childtime Learning Centers, Inc......................       6,500          43,875
 Chiquita Brands International, Inc....................      73,385         288,953
 *Chirex, Inc..........................................      19,700         342,287
 Chittenden Corp.......................................      14,959         414,177
 *Choicepoint, Inc.....................................       9,909         400,695
 *Cholestech Corp......................................      15,300         114,750
 *ChromaVision Medical Systems, Inc....................      25,300         271,975
 *Chromcraft Revington, Inc............................      12,600         140,175
 *Chronimed, Inc.......................................      15,700         103,031
 *CHS Electronics, Inc.................................      27,000             337
 Church & Dwight Co., Inc..............................      50,500         918,469
 Churchill Downs, Inc..................................      12,800         288,800
 *Chyron Corp..........................................      32,100          80,250
 CICOR International, Inc..............................       9,550         100,872
 *CIDCO, Inc...........................................      17,800          54,512
 *Cima Laboratories, Inc...............................      14,000         206,062
 *Ciprico, Inc.........................................       6,400          69,200
 Circle International, Inc.............................      19,900         376,234
 *Circuit City Stores, Inc. (Carmax Group).............      26,500          71,219
 *Circuit Systems, Inc.................................       2,600           2,478
 *Citadel Holding Corp. Class A........................       4,240          13,250
 *Citation Computer System, Inc........................       5,000          18,047
 *Citation Holding Corp. Class B.......................       1,060           3,312
 *Citizens, Inc. Class A...............................      25,893         158,595
 City Holding Co.......................................      18,686         185,692
 *Civic Bancorp........................................       6,000          84,187
 CKE Restaurants, Inc..................................      55,500         183,844
 Clarcor, Inc..........................................      26,600         470,487
 *Clark (Dick) Productions, Inc........................       3,880          49,480
 *Clark/Bardes Holdings, Inc...........................      10,600         155,687
 *Clean Harbors, Inc...................................      12,400          22,862
 Cleveland Cliffs, Inc.................................      13,900         353,581
 *click2learn.com, Inc.................................      19,000         226,812
 *ClickAction, Inc.....................................      10,600         138,131
 *Clintrials Research, Inc.............................      20,750          67,113
 *Closure Medical Corp.................................      17,400         293,081
 CMI Corp. Class A.....................................      17,800          63,412

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 CMP Media Group, Inc..................................       3,200    $     92,800
 CNA Surety Corp.......................................      47,900         598,750
 CNBT Bancshares, Inc..................................       6,400          78,400
 *CNS, Inc.............................................      19,100          76,400
 CNY Financial Corp....................................       4,600          85,531
 Coachmen Industries, Inc..............................      17,200         205,325
 *Coast Dental Services, Inc...........................       8,300          16,989
 *Coast Distribution System............................       4,000           8,500
 Coastal Bancorp, Inc..................................       8,200         123,512
 *Coastcast Corp.......................................      10,000         191,250
 *Cobalt Group, Inc....................................      21,800         141,700
 *Cobra Electronic Corp................................       6,100          33,550
 Coca-Cola Bottling Co. Consolidated...................       7,800         380,006
 *Coeur d'Alene Mines Corp. ID.........................      39,500          96,281
 *Cognitronics Corp....................................       3,750          38,437
 *Cohesion Technologies, Inc...........................      11,500         121,469
 Cohu, Inc.............................................      10,300         364,362
 *Coinmach Laundry Corp................................      12,600         170,494
 *Coinstar, Inc........................................      26,100         241,833
 Cold Metal Products, Inc..............................       3,500          13,125
 *Coldwater Creek, Inc.................................      13,300         305,484
 *Cole (Kenneth) Productions, Inc. Class A.............      11,250         376,172
 Cole National Corp. Class A...........................      17,100         107,944
 *Collagenex Pharmaceuticals, Inc......................      10,300         103,322
 *Collateral Therapeutics, Inc.........................      16,900         391,869
 *Collins & Aikman Corp................................      70,700         419,781
 Collins Industries, Inc...............................       9,700          46,075
 Colorado Business Bankshares, Inc.....................       5,700          74,278
 *Colorado Medtech, Inc................................      15,800          79,494
 *Columbia Banking System, Inc.........................      14,922         162,743
 *Columbia Laboratories, Inc...........................      34,900         331,550
 *Columbia Sportswear Co...............................      27,800         731,487
 *Columbus Energy Corp.................................       4,800          33,600
 Columbus McKinnon Corp................................      14,900         205,806
 *Com21, Inc...........................................      23,900         472,772
 *Comarco, Inc.........................................       4,400         126,637
 *Comdial Corp.........................................      11,900         108,773
 *Comforce Corp........................................      13,877          27,754
 *Comfort Systems USA, Inc.............................      41,600         252,200
 *Command Systems, Inc.................................       7,700          14,197
 Commercial Bancshares, Inc............................       2,586          45,740
 Commercial Bank of New York...........................       4,200          49,875
 Commercial Metals Co..................................      15,800         415,737
 Commercial National Financial Corp....................       3,200          51,800
 *Commodore Applied Technologies, Inc..................      13,902          15,640
 Commonwealth Bancorp, Inc.............................      14,500         167,656
 Commonwealth Industries, Inc..........................      18,300         112,659
 Communications Systems, Inc...........................      11,300         154,669
 Community Bank System, Inc............................       9,200         209,300
 Community Bankshares, Inc.............................         210           2,441
 Community Financial Corp..............................       2,200          24,612
 Community Financial Group, Inc........................       2,300          30,187
 Community First Brokerage Co..........................       2,700          45,394
 Community Savings Bankshares, Inc.....................      11,073         116,959
 Community Trust Bancorp, Inc..........................      13,748         198,916
 Community West Bancshares.............................       5,500          33,687
 *Competitive Technologies, Inc........................       7,900          94,800
 *Complete Business Solutions, Inc.....................      11,500         259,469
 *Comptek Research, Inc................................       7,900         134,794
 *Compucom Systems, Inc................................      54,700         131,622
 *Computer Horizons Corp...............................      42,100         470,994
                                                            SHARES           VALUE+
                                                            ------           ------
 *Computer Learning Centers, Inc.......................      18,900    $     18,309
 *Computer Motion, Inc.................................      11,400          87,281
 *Computer Network Technology Corp.....................      26,200         326,681
 *Computer Outsourcing Services, Inc...................       6,300          95,287
 Computer Task Group, Inc..............................      24,800         178,250
 *Computrac, Inc.......................................       6,200           5,812
 *Computron Software, Inc..............................      28,700          57,400
 CompX International, Inc..............................       7,900         149,112
 *Comshare, Inc........................................      12,500          47,656
 *Comstock Resources, Inc..............................      27,100         203,250
 *Comtech Telecommunications Corp......................       5,900          74,672
 *Concentrex, Inc......................................       6,900          31,266
 *Conceptus, Inc.......................................      12,500          61,328
 *Concord Camera Corp..................................      25,800         437,794
 *Concord Communications, Inc..........................      20,900         517,275
 *Concurrent Computer Corp.............................      58,700         500,784
 *Condor Technology Solutions, Inc.....................      11,800           4,978
 *Conductus, Inc.......................................       4,900          41,191
 *Cone Mills Corp. NC..................................      29,200         167,900
 *Congoleum Corp. Class A..............................       5,500          17,187
 *Conmed Corp..........................................      19,875         478,863
 Connecticut Water Services, Inc.......................       6,200         169,531
 *Connitics Corp.......................................      29,900         263,494
 *Conrad Industries, Inc...............................       6,800          38,887
 *Consolidated Delivery and Logistics, Inc.............       7,300          12,775
 *Consolidated Freightways Corp........................      28,200         128,662
 *Consolidated Graphics, Inc...........................      15,900         164,962
 *Consolidated Products, Inc...........................      32,300         320,981
 Consolidated Tokoma Land Co...........................       6,400          76,000
 *Continental Materials Corp...........................         200           3,462
 *Converse, Inc........................................      22,300          13,241
 *Cooker Restaurant Corp...............................       6,600          15,675
 Cooper Companies, Inc.................................      18,300         631,350
 Cooperative Bankshares, Inc...........................       1,400          13,650
 *CoorsTek, Inc........................................       6,900         222,525
 *Copart, Inc..........................................      30,200         533,219
 *Copytele, Inc........................................      81,500         140,078
 *Cordiant Communications Group P.L.C. ADR.............       6,324         121,342
 *Core Materials Corp..................................       7,700          12,031
 *Core, Inc............................................      10,700          61,525
 *Corixa Corp..........................................      27,000         858,094
 *Cornell Corrections, Inc.............................      12,400          89,900
 *Correctional Services Corp...........................      14,812          65,265
 *Corrpro Companies, Inc...............................       7,875          29,531
 *Corsair Communications, Inc..........................      22,900         516,681
 Corus Bankshares, Inc.................................      15,800         392,037
 *Corvas International, Inc............................      27,300         172,331
 *Corvel Corp..........................................       3,900         106,519
 *Cost Plus, Inc.......................................      22,500         656,016
 *CoStar Group, Inc....................................      16,800         351,750
 *Cost-U-Less, Inc.....................................       3,000           4,969
 *Cotelligent Group, Inc...............................      19,200          87,600
 Cotton States Life Insurance Co.......................       6,330          52,222
 *Coulter Pharmaceutical, Inc..........................      21,800         405,344
 Courier Corp..........................................       1,900          49,162
 *Covance, Inc.........................................      62,800         447,450
 *Covenant Transport, Inc. Class A.....................      13,800         141,881
 *Coventry Health Care, Inc............................      64,900         768,659
 Covest Bancshares, Inc................................       2,425          25,235
 *Covol Technologies, Inc..............................       7,100          10,872
 *Coyote Network Systems, Inc..........................      21,600         128,925

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 CPAC, Inc.............................................       6,120    $     42,075
 CPB, Inc..............................................      12,000         282,000
 *C-Phone Corp.........................................      11,700          12,066
 *CPI Aerostructures, Inc..............................          66             162
 CPI Corp..............................................      10,500         234,281
 Craftmade International, Inc..........................       8,700          42,684
 *Craig (Jenny), Inc...................................      18,600          26,737
 *Craig Corp...........................................       2,400           9,750
 Crawford & Co. Class A................................         300           3,131
 Crawford & Co. Class B................................      15,600         183,300
 *Cray, Inc............................................      29,800         103,834
 *Creative Biomolecules, Inc...........................      45,800         234,009
 *Creative Computers, Inc..............................      13,500          62,437
 *Credit Acceptance Corp...............................      52,400         291,475
 *Credit Management Solutions..........................       7,700          31,522
 *Creditrust Corp......................................      12,000           6,187
 *Crescent Operating, Inc..............................       9,100          13,366
 *Criticare Systems, Inc...............................       7,500          16,406
 *Cross (A.T.) Co. Class A.............................      16,200          99,225
 Cross Timbers Oil Co..................................      57,550       1,168,984
 *Crossman Communities, Inc............................      14,200         251,606
 *Crosswalk.com, Inc...................................       9,600          23,400
 *Crown Central Petroleum Corp. Class A................       4,300          38,969
 *Crown Central Petroleum Corp. Class B................       4,700          42,594
 Crown Crafts, Inc.....................................      11,100          15,956
 *Crown Group, Inc.....................................       1,400           7,175
 *Crown Resources Corp.................................      12,400           8,912
 *Crown Vantage, Inc...................................       8,500           1,992
 *Crown-Andersen, Inc..................................       1,000           4,625
 *Crusader Holding Corp................................       3,900          31,444
 *Cryolife, Inc........................................      15,900         273,281
 *CSK Auto Corp........................................      33,400         501,000
 *CSP, Inc.............................................       4,600          28,606
 *CSS Industries, Inc..................................      11,600         232,000
 *CT Communications, Inc...............................       4,800         153,000
 *CTB International Corp...............................      11,800          76,884
 *CTC Communications Group, Inc........................      18,750         465,234
 CTG Resources, Inc....................................      11,200         441,000
 Cubic Corp............................................      11,500         230,000
 *Cubist Pharmaceuticals, Inc..........................      20,500         588,094
 Culp, Inc.............................................      11,200          70,700
 *Cumulus Media, Inc. Class A..........................      10,000         114,375
 *Cunningham Graphics International, Inc...............       6,100         133,628
 *CUNO, Inc............................................      21,200         589,625
 *Curative Health Services, Inc........................      11,500          61,992
 Curtiss-Wright Corp...................................      13,000         452,562
 *Cuseeme Networks, Inc................................      15,600         140,400
 *Cutter & Buck, Inc...................................      12,350         124,272
 *CV Therapeutics, Inc.................................      20,100         832,266
 CVB Financial Corp....................................      27,900         428,962
 *CVF Technologies Corp................................       7,400          17,575
 *Cyanotech Corp.......................................      18,000          23,906
 *Cybercash, Inc.......................................      31,000         133,687
 *Cyberian Outpost, Inc................................      28,000         119,000
 *Cyberonics, Inc......................................      21,600         384,075
 *Cyberoptics Corp.....................................       6,600         246,056
 *Cybersource Corp.....................................      13,700         195,653
 *Cybex Corp...........................................      21,012         707,842
 *Cybex International, Inc.............................       8,700          23,381
 *Cygnus, Inc..........................................      29,700         239,456
                                                            SHARES           VALUE+
                                                            ------           ------
 *Cylink Corp..........................................      36,300    $    501,394
 *Cyrk, Inc............................................      17,300          99,475
 *Cytogen Corp.........................................      64,400         258,606
 *Cytrx Corp...........................................       8,000           8,750
 *D & K Healthcare Resources, Inc......................       4,300          48,912
 *D A Consulting Group, Inc............................       6,700          14,761
 *Daily Journal Corp...................................         200           5,887
 Dain Rauscher Corp....................................       1,500          89,437
 *Dairy Mart Convenience Stores, Inc...................       1,600           6,800
 *Daisytek International Corp..........................      22,500         227,812
 *Daktronics, Inc......................................      11,500         104,398
 *Dal-Tile International, Inc..........................      63,700         577,281
 *Damark International, Inc. Class A...................       8,200         154,519
 *Dan River, Inc. (GA) Class A.........................      23,100         115,500
 *Danielson Holding Corp...............................      22,800         108,300
 *Daou Systems, Inc....................................      23,000          32,344
 *Darling International, Inc...........................      15,600          18,525
 *Data Broadcasting Corp...............................      42,213         193,256
 *Data Dimensions, Inc.................................      17,800          32,262
 *Data I/O Corp........................................       9,500          35,625
 *Data Race, Inc.......................................      27,400         120,731
 Data Research Association, Inc........................       5,600          28,875
 *Data Systems & Software, Inc.........................       8,300          37,350
 *Datakey, Inc.........................................       1,000           4,250
 *Datalink Corp........................................       3,000          52,125
 *Datamarine International, Inc........................         200             169
 *Dataram Corp.........................................       8,000         142,500
 Datascope Corp........................................      17,300         650,372
 *Datastream Systems, Inc..............................      22,400         226,800
 *DataTRAK International, Inc..........................       5,600          30,450
 *Dataware Technologies, Inc...........................      13,400          35,594
 *Datawatch Corp.......................................       9,300          18,745
 *Datron Systems, Inc..................................       3,500          40,578
 *Datum, Inc...........................................       5,900          91,819
 *Dave and Busters, Inc................................      16,800         115,500
 *Davel Communications, Inc............................       9,478          16,438
 *Davox Corp...........................................      16,000         333,500
 *Daw Technologies, Inc................................      14,300          17,205
 *Dawson Geophysical Co................................       5,400          52,481
 *Daxor Corp...........................................       6,100          74,725
 *Dayton Superior Corp. Class A........................       6,500         165,750
 Deb Shops, Inc........................................      17,200         213,387
 *Deckers Outdoor Corp.................................      11,800          39,825
 *Decora Industries, Inc...............................      10,200          10,041
 Decorator Industries, Inc.............................       2,162          10,540
 *Del Global Technologies Corp.........................       8,500          71,187
 Del Laboratories, Inc.................................      16,439         162,335
 *Del Monte Foods Co...................................      50,000         425,000
 *Delco Remy International, Inc........................      18,300         138,394
 *Delia's, Inc.........................................      17,000          42,500
 *Delphi Financial Group, Inc. Class A.................      19,400         649,900
 *Delta Financial Corp.................................      19,600          34,300
 Delta Natural Gas Co., Inc............................       3,100          46,791
 Delta Woodside Industries, Inc........................      26,200          58,950
 *Deltek Systems, Inc..................................      22,100         236,884
 Deltic Timber Corp....................................      13,500         288,562
 *Denali, Inc..........................................       4,300           9,070
 *Dense-Pac Microsystems, Inc..........................      22,200         126,262
 *Department 56, Inc...................................      18,500         165,344
 *DepoMed, Inc.........................................       9,300          34,875
 Designs, Inc..........................................      14,800          22,662
 *Detection Systems, Inc...............................       8,200          80,975
 *Detrex Corp..........................................         500           2,422

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Detroit Diesel Corp...................................      25,700    $    404,775
 *Devcon International Corp............................       4,000          26,750
 Dewolfe Companies, Inc................................         200           1,450
 *Dexterity Surgical, Inc..............................       1,000             969
 *Diacrin, Inc.........................................      14,900         101,506
 Diagnostic Products Corp..............................      17,700         550,912
 *Diametrics Medical, Inc..............................      31,200         225,225
 *Diamond Home Services, Inc...........................       7,300             566
 *Dianon Systems, Inc..................................       9,200         192,625
 *Diedrich Coffee, Inc.................................      15,520          38,315
 *Digene Corp..........................................      17,400         517,650
 *Digi International, Inc..............................      17,200          88,687
 *Digital Biometrics, Inc..............................      21,200          74,862
 *Digital Courier Technologies, Inc....................       5,000          22,031
 *Digital Generation Systems, Inc......................      32,100         146,456
 *Digital Power Corp...................................       1,000           2,875
 *Digital River, Inc...................................      24,700         279,419
 Dime Community Bancorp, Inc...........................      13,900         225,875
 Dimon, Inc............................................      46,700         105,075
 *Diodes, Inc..........................................       7,800         212,550
 *Dionex Corp..........................................      18,600         655,650
 *Directrix, Inc.......................................         813           4,090
 *Discount Auto Parts, Inc.............................      21,700         217,000
 *Dispatch Management Services Corp....................       4,300           5,375
 *Display Technologies, Inc............................       7,930          21,560
 *Diversified Corporate Resources, Inc.................       2,200           6,050
 *Dixie Group, Inc.....................................      11,200          39,900
 *Dixon Ticonderoga Co.................................       1,900           7,006
 *DocuCorp International, Inc..........................      17,800          83,716
 *Document Sciences Corp...............................      14,200          29,731
 *Documentum, Inc......................................      14,200         784,106
 *Dollar Thrifty Automotive Group, Inc.................      26,600         478,800
 *Dominion Homes, Inc..................................       5,800          37,156
 Donegal Group, Inc....................................      11,200          77,875
 *Donna Karan International, Inc.......................      24,100         170,206
 Donnelly Corp. Class A................................       7,300         105,394
 *Dorsey Trailers, Inc.................................       3,000           2,437
 *Dot Hill Systems Corp................................      15,460         135,275
 Dover Downs Entertainment, Inc........................      13,400         158,287
 Downey Financial Corp.................................      30,976         921,536
 *Dress Barn, Inc......................................      23,600         502,237
 *Drew Industries, Inc.................................      14,300         100,100
 *Drexler Technology Corp..............................      12,800         147,200
 Dreyer's Grand Ice Cream, Inc.........................      28,800         611,100
 *Dril-Quip, Inc.......................................      17,200         741,750
 *DRS Technologies, Inc................................      12,600         143,325
 *Drug Emporium, Inc...................................      17,200          19,619
 *Dryclean USA, Inc....................................       1,000           1,625
 *Drypers Corp.........................................       4,700           8,445
 *DSET Corp............................................      12,200         231,037
 DT Industries, Inc....................................      11,100         111,694
 *DualStar Technologies Corp...........................      17,200          70,412
 *Duane Reade, Inc.....................................      19,100         571,806
 *Duckwall-Alco Stores, Inc............................       6,200          53,475
 *Ducommun, Inc........................................      12,500         139,844
 *Dunn Computer Corp...................................      12,200          23,447
 *DuPont Photomasks, Inc...............................       2,200         126,569
 *Dura Automotive Systems, Inc.........................      18,100         215,503
 *Dura Pharmaceuticals, Inc............................      49,100         575,391
 *Duramed Pharmaceuticals, Inc.........................      30,500         157,266
 *DVI, Inc.............................................      15,200         218,500
 *Dwyer Group, Inc.....................................       9,100          22,750
                                                            SHARES           VALUE+
                                                            ------           ------
 *Dynamic Healthcare Technologies, Inc.................      18,800    $     20,562
 *Dynamic Materials Corp...............................       2,000           3,312
 *Dynamics Research Corp...............................       9,700          68,506
 *Dynatech Corp........................................       5,100          61,200
 *E Com Ventures, Inc..................................       6,800          20,612
 *e.spire Communications, Inc..........................      56,600         214,903
 *E4L, Inc.............................................      37,011          34,698
 Eagle Bancshares, Inc.................................       7,200          84,150
 *Eagle Food Centers, Inc..............................      10,300          10,622
 *Eagle Point Software Corp............................       6,200          28,675
 Earthgrains Co........................................      44,500         734,250
 *EarthShell Corp......................................     110,000         443,437
 East West Bancorp, Inc................................      24,800         304,575
 Eastern Co............................................       4,950          63,731
 *Eateries, Inc........................................       3,800          14,012
 *ECC International Corp...............................       8,300          24,900
 *ECCS, Inc............................................       1,700           6,614
 *Eclipse Surgical Technologies, Inc...................      35,300         121,344
 *Eclipsys Corp........................................      15,000         104,531
 *Eco Soil Systems, Inc................................      19,700          30,166
 *Ecogen, Inc..........................................      13,640          21,526
 Ecology & Environment, Inc. Class A...................       2,000          11,750
 *Edac Technologies Corp...............................       3,500           2,516
 Edelbrock Corp........................................       6,700          76,631
 *Edge Petroleum Corp..................................       9,200          28,462
 *Edison Control Corp..................................       1,000           8,531
 Edo Corp..............................................       8,700          56,006
 *Education Management Corp............................      31,700         528,994
 Educational Development Corp..........................       1,800           4,894
 *Educational Insights, Inc............................       2,700           3,333
 *EduTrek International, Inc...........................       3,900           5,241
 *eFax.com, Inc........................................      16,800          17,850
 EFC Bancorp, Inc......................................       4,800          43,800
 *EFTC Corp............................................      20,100          42,398
 *Egghead.com, Inc.....................................      45,442         155,497
 *eGlobe, Inc..........................................      31,300          96,345
 *El Paso Electric Co..................................      70,300         834,812
 *Elan Corp. P.L.C. ADR................................      15,595         620,876
 *Elantec Semiconductor, Inc...........................      16,600         633,394
 *Elcom International, Inc.............................      33,600         175,350
 Elcor Corp............................................      20,175         384,586
 *Elcotel, Inc.........................................      17,600          32,725
 *Elder-Beerman Stores Corp............................      16,400          74,825
 *Electric Fuel Corp...................................      20,900         118,216
 *Electro Rent Corp....................................      27,000         293,625
 *Electro Scientific Industries, Inc...................       6,900         325,378
 *Electroglas, Inc.....................................      22,200         585,525
 *Electronic Processing, Inc...........................       4,200          46,200
 *Electronic Retailing System International, Inc.......       2,300           1,473
 *Elite Information Group, Inc.........................       9,300          59,287
 Ellett Brothers, Inc..................................       5,600          23,100
 *E-Loan, Inc..........................................      20,000          95,937
 *eLOT, Inc............................................      69,000         186,516
 *Eltrax System, Inc...................................       5,546          26,690
 *ELXSI Corp...........................................       1,800          21,825
 *Embrex, Inc..........................................      10,400         182,650
 EMC Insurance Group, Inc..............................      14,600         117,712
 *Emcee Broadcast Products, Inc........................       5,100          16,097
 *Emcor Group, Inc.....................................      13,500         299,531
 *Emergent Information Technologies, Inc...............      17,700          51,717

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Emerging Vision, Inc.................................      26,800    $     61,556
 *Emeritus Corp........................................      12,500          36,719
 *Emisphere Technologies, Inc..........................      14,500         573,203
 Empire District Electric Co...........................      19,000         448,875
 Empire Federal Bancorp, Inc...........................       2,100          23,231
 *EMS Technologies, Inc................................      11,300         182,566
 *En Pointe Technologies, Inc..........................       8,100          85,303
 *Encad, Inc...........................................      15,300          53,550
 *Encompass Services Corp..............................      78,000         458,250
 *Encore Med Corp......................................       9,900          22,430
 *Encore Wire Corp.....................................      19,700         123,741
 *Endocardial Solutions, Inc...........................      13,200         109,725
 *Endosonics Corp......................................      19,400          82,753
 Energen Corp..........................................      36,100         798,712
 *Energy Biosystems Corp...............................       7,214          62,897
 *Energy Conversion Devices, Inc.......................      13,900         253,675
 Energy West, Inc......................................         200           1,581
 Energynorth, Inc......................................       4,300         253,700
 Energysouth, Inc......................................       5,300         102,687
 Enesco Group, Inc.....................................      17,500          70,000
 Engineered Support Systems, Inc.......................       9,000         113,625
 *Engineering Animation, Inc...........................      13,800         132,178
 *Engineering Measurements Co..........................       1,250           7,734
 Engle Homes, Inc......................................      14,300         137,191
 Enhance Financial Services Group, Inc.................      41,900         576,125
 *Enlighten Software Solutions, Inc....................       1,600           4,750
 Ennis Business Forms, Inc.............................      21,300         157,087
 *Enserch Exploration Corp.............................      42,400         217,300
 *Entrade, Inc.........................................      16,400         105,575
 *Entremed, Inc........................................      16,900         369,159
 *Envirogen, Inc.......................................         616           1,829
 *Environmental Elements Corp..........................       9,200          12,650
 *Environmental Technologies Corp......................       3,700          50,875
 *Environmental Tectonics Corp.........................       8,900          84,550
 *Enzo Biochem, Inc....................................       7,340         258,735
 *EP Medsystems, Inc...................................      10,200          47,175
 *Epicor Software Corp.................................      50,642         181,995
 *Epimmune, Inc........................................       9,500          52,844
 *Epitope, Inc.........................................      17,100         177,947
 *EPIX Medical, Inc....................................      11,700         161,241
 *ePlus, Inc...........................................       4,400          88,687
 *ePresence, Inc.......................................      28,900         242,037
 *Equimed Inc Nevis....................................       2,250               0
 *Equinox Systems, Inc.................................       7,000          40,687
 *Equity Marketing, Inc................................       8,100          82,012
 *Equity Oil Co........................................      10,200          20,878
 *Ergo Science Corp....................................      15,700          19,380
 ESB Financial Corp....................................       4,840          50,517
 *Escalon Medical Corp.................................       3,200           5,300
 *Esco Electronics Corp................................      13,700         241,462
 *eShare Communications, Inc...........................      23,500         138,062
 Eskimo Pie Corp.......................................       3,100          30,516
 Espey Manufacturing & Electronics Corp................         400           5,750
 *ESS Technology, Inc..................................      45,800         602,556
 *Esterline Technologies Corp..........................      19,100         260,237
 Ethan Allen Interiors, Inc............................      31,500         732,375
 Ethyl Corp............................................     104,000         266,500
 E'town Corp...........................................      11,300         749,331
 *European Micro Holdings, Inc.........................       4,400          28,600
 *Evans & Sutherland Computer Corp.....................      12,100          95,666
 *Evans Systems, Inc...................................       4,000           1,812
                                                            SHARES           VALUE+
                                                            ------           ------
 *Evercel, Inc.........................................       1,666    $     23,740
 *Evergreen Resources, Inc.............................      16,400         450,487
 *Evolving Systems, Inc................................      13,400          52,344
 *Exabyte Corp.........................................      27,300         115,172
 *Exactech, Inc........................................       6,500          95,875
 *Exar Corp............................................       6,100         418,803
 *Excalibur Technologies Corp..........................      18,700         538,794
 *Excel Legacy Corp....................................      40,200         115,575
 *Excel Technology, Inc................................      15,100         476,594
 *eXcelon Corp.........................................      32,400         212,625
 *Excelsior-Henderson Motorcycle Manufacturing Co......       5,200             624
 Exide Corp............................................      24,200         205,700
 *Exponent, Inc........................................       8,700          68,241
 *Extended Stay America, Inc...........................      79,300         713,700
 *Extended Systems, Inc................................      12,300         396,675
 Ezcorp, Inc. Class A Non-Voting.......................      11,900          26,031
 *E-Z-Em, Inc. Class A.................................       5,400          37,125
 *E-Z-Em, Inc. Class B.................................       4,462          28,724
 *Ezenia! Inc..........................................      16,300          73,350
 F & M Bancorp (MD)....................................       8,462         146,234
 F & M National Corp...................................      27,400         649,037
 F.N.B. Corp...........................................      23,205         424,942
 Fab Industries, Inc...................................       6,900          69,000
 *Factory 2-U Stores, Inc..............................      15,200         530,575
 *Factual Data Corp....................................       5,400          45,225
 Fair, Isaac & Co., Inc................................      18,300         770,887
 *Fairchild Corp. Class A..............................      35,152         166,972
 *Fairfield Communities, Inc...........................      50,400         425,250
 Falcon Products, Inc..................................      11,300         111,587
 *Family Golf Centers, Inc.............................      25,550           7,984
 *Famous Dave's of America, Inc........................       2,400           8,137
 *Fansteel, Inc........................................       8,700          34,800
 *Farm Family Holdings, Inc............................       4,700         126,900
 Farmer Brothers Co....................................       2,400         402,000
 *Faro Technologies, Inc...............................      13,600          36,975
 *Faroudja, Inc........................................      11,900          37,931
 Farrel Corp...........................................       3,400           5,525
 *Fatbrain.com, Inc....................................      12,600          83,278
 FBL Financial Group, Inc. Class A.....................      35,500         519,187
 FCNB Corp.............................................      11,977         145,595
 *Featherlite Manufacturing, Inc.......................       6,500          22,547
 Fedders Corp..........................................      20,700         125,494
 Fedders Corp. Class A.................................       7,700          43,312
 Federal Screw Works...................................       1,800          74,925
 *FEI Co...............................................      30,200         546,431
 *Female Health Co.....................................       9,300           5,812
 Ferro Corp............................................      33,500         741,187
 FFLC Bancorp..........................................       4,600          58,937
 FFY Financial Corp....................................       8,900          98,456
 *Fibermark, Inc.......................................       8,800          91,850
 *Fiberstars, Inc......................................       5,200          40,787
 Fidelity Bancorp, Inc. Delaware.......................       2,600          45,662
 Fidelity Bankshares, Inc..............................       6,800         105,825
 *Fidelity Federal Bancorp.............................       2,500           4,844
 *Fidelity Holdings, Inc...............................      21,900          55,434
 Fidelity National Corp................................      11,400          70,894
 Fidelity National Financial, Inc......................      30,800         477,400
 *Fieldworks, Inc......................................       8,900           9,178
 *Filenet Corp.........................................      29,000         609,906
 *Film Roman, Inc......................................       4,700           5,214
 *Financial Federal Corp...............................      16,300         289,325
 *Finish Line, Inc. Class A............................      20,800         144,300

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Finishmaster, Inc....................................         800    $      4,350
 *Finlay Enterprises, Inc..............................      13,500         153,984
 First Albany Companies, Inc...........................       6,244         116,301
 *First American Health Concepts, Inc..................       1,600           4,200
 *First Aviation Services, Inc.........................       6,200          41,462
 First Bancorp.........................................         600           9,750
 First Bell Bancorp, Inc...............................       6,600          94,256
 *First Cash, Inc......................................       9,400          39,656
 First Charter Corp....................................      19,780         315,862
 First Citizens Bancshares, Inc. NC....................       1,300          78,406
 First Commonwealth Financial Corp.....................      63,900         623,025
 *First Consulting Group, Inc..........................      26,544         206,545
 First Defiance Financial Corp.........................       6,959          57,629
 First Essex Bancorp...................................       9,800         161,394
 First Federal Bancshares of Arkansas, Inc.............       4,400          66,550
 First Federal Capital Corp............................      18,500         197,141
 First Federal of East Hartford........................       2,000          57,750
 First Financial Bankshares, Inc.......................      12,813         375,581
 *First Financial Corp.................................       1,275          41,437
 First Financial Holdings, Inc.........................      14,700         230,147
 First Franklin Corp...................................         300           2,709
 First Georgia Holdings, Inc...........................       1,012           4,744
 First Indiana Corp....................................      16,400         286,487
 First International Bancorp, Inc......................      10,700          90,616
 *First Investors Financial Services Group, Inc........       6,000          28,312
 First Keystone Financial, Inc.........................       2,000          20,250
 First Mariner Bank Corp...............................       3,200          20,600
 First Merchants Corp..................................      14,100         300,506
 First Midwest Financial, Inc..........................       2,500          24,766
 First Mutual Bancshares, Inc..........................       3,768          37,444
 First Niagara Financial Group, Inc....................      19,800         181,294
 First Northern Capital Corp...........................      11,100         148,116
 First Oak Brook Bancshares, Inc. Class A..............       2,100          31,434
 *First Republic Bank..................................      11,900         200,812
 First Savings Bancorp, Inc. North Carolina............       4,500          81,000
 First SecurityFed Financial, Inc......................       5,400          61,425
 First Sentinel Bancorp, Inc...........................      47,400         369,572
 First Source Corp.....................................      24,700         443,828
 *First Team Sports, Inc...............................       5,900          12,630
 First United Bancshares, Inc..........................       5,000          84,531
 First United Corp.....................................       2,800          32,900
 First Washington Bancorp, Inc.........................      12,300         177,966
 First Years, Inc......................................      13,300         123,441
 FirstBank NW Corp.....................................       1,600          16,200
 *FirstCity Financial Corp.............................       8,300          18,156
 Firstfed America Bancorp, Inc.........................       6,300          73,237
 *FirstFed Financial Corp. DE..........................      20,100         270,094
 Firstspartan Financial Corp...........................       3,400          59,500
 *Firstwave Technologies, Inc..........................       7,500          26,602
 *Fischer Imaging Corp.................................       9,100          24,456
 Flag Financial Corp...................................       6,500          34,328
 Flagstar Bancorp, Inc.................................      13,700         128,866
 Flamemaster Corp......................................         247           2,231
 *Flander Corp.........................................      25,600          91,200
 Fleetwood Enterprises, Inc............................      35,900         511,575
 Fleming Companies, Inc................................      43,100         606,094
 Flexsteel Industries, Inc.............................       8,300         107,122
 *flightserv.com.......................................      34,400          43,000
 *Flir Systems, Inc....................................      17,150         118,978
                                                            SHARES           VALUE+
                                                            ------           ------
 *Flooring America, Inc................................      21,000    $     57,750
 *Florida Banks, Inc...................................       6,000          31,312
 Florida Public Utilities Co...........................       3,600          52,650
 Florida Rock Industries, Inc..........................      24,000         949,500
 *Florsheim Group, Inc.................................       8,400          20,737
 *Flour City International, Inc........................       4,900          14,087
 *Flow International Corp..............................      17,700         183,084
 Flowserve Corp........................................      43,900         702,400
 Flushing Financial Corp...............................      12,400         179,025
 FNB Financial Services Corp...........................       2,100          25,725
 *Foamex International, Inc............................      20,500         108,266
 *Focal, Inc...........................................      18,500          69,953
 *Foilmark, Inc........................................      10,300          39,591
 *Foodarama Supermarkets, Inc..........................       1,400          37,800
 Foothill Independent Bancorp..........................       7,400          71,687
 *Footstar, Inc........................................      22,900         821,537
 Forest City Enterprises, Inc. Class A.................       2,700          79,987
 Forest City Enterprises, Inc. Class B.................       3,000          94,500
 *Forest Oil Corp......................................      64,540       1,028,606
 *Forrester Resh, Inc..................................       7,400         438,681
 *Fortel, Inc..........................................      13,800          28,247
 *Forward Air Corp., Inc...............................      22,750         728,000
 *Fossil, Inc..........................................      35,300         706,000
 *Foster (L.B.) Co. Class A............................      10,000          33,437
 Foster Wheeler Corp...................................      44,800         378,000
 *Fotoball USA, Inc....................................       3,100          12,787
 *Fountain Powerboat Industries, Inc...................       6,100          14,678
 *Four Kids Entertainment, Inc.........................      15,400         283,937
 *Fourth Shift Corp....................................      13,800          59,297
 *FPIC Insurance Group, Inc............................      10,400         134,225
 Frankfort First Bancorp, Inc..........................         850          10,094
 Franklin Bank National Associaton Southfield, MI......       3,789          32,680
 *Franklin Covey Co....................................      20,300         157,325
 Franklin Electric Co., Inc............................       7,000         487,594
 *Franklin Electronic Publishers, Inc..................       7,300          47,450
 Freds, Inc. Class A...................................      15,500         265,437
 Fremont General Corp..................................      71,900         314,562
 *French Fragrances, Inc...............................      15,200         116,850
 Frequency Electronics, Inc............................      10,300         175,100
 *Fresh America Corp...................................       4,900          10,719
 *Fresh Choice, Inc....................................       7,400          26,709
 *Fresh Foods, Inc.....................................       7,600          22,325
 *Friede Goldman International.........................      47,873         403,928
 *Friedman Billings Ramsey Group, Inc. Class A.........      13,100          83,512
 Friedman Industries, Inc..............................       4,305          13,991
 Friedmans, Inc. Class A...............................      16,000          96,500
 *Friendly Ice Cream Corp..............................       7,500          35,859
 Frisch's Restaurants, Inc.............................       7,000          68,250
 *Fritz Companies, Inc.................................      42,100         438,103
 Frontier Adjusters of America, Inc....................       1,000           3,937
 *Frontier Airlines, Inc...............................      23,000         303,312
 Frontier Insurance Group, Inc.........................      36,990          43,926
 *Frontier Oil Corp....................................      35,100         245,700
 Frozen Food Express Industries, Inc...................      17,907          45,327
 FSF Financial Corp....................................       2,800          34,650
 *FSI International, Inc...............................      32,600         469,644
 *FTI Consulting, Inc..................................       6,800          63,750
 *FuelCell Energy, Inc.................................       6,550         284,106
 Fuller (H.B.) Co......................................      12,600         487,462
 *Funco, Inc...........................................       6,000         147,562
 *Furr's/Bishop's, Inc.................................       2,700           7,762

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Fusion Medical Technologies, Inc.....................      13,000    $    166,156
 *FVC.COM, Inc.........................................      18,400         103,500
 *FX Energy, Inc.......................................      10,000          75,625
 *FYI, Inc.............................................      18,800         615,700
 G & K Services, Inc. Class A..........................      20,900         523,153
 GA Financial, Inc.....................................       5,700          66,975
 *Gadzooks, Inc........................................      11,600         165,300
 Gainsco, Inc..........................................      23,811         125,008
 *Galagen, Inc.........................................      11,400          22,087
 *Galey & Lord, Inc....................................      14,600          35,587
 *GameTech International, Inc..........................      11,700          74,587
 Garan, Inc............................................       6,900         141,450
 *Garden Fresh Restaurant Corp.........................       7,300          79,387
 *Gardenburger, Inc....................................       8,700          47,306
 *Gardner Denver Machinery, Inc........................      19,800         346,500
 *Gart Sports Co.......................................         676           3,845
 *Gasonics International, Inc..........................      17,150         467,337
 *Gaylord Container Corp. Class A......................      60,300         241,200
 GBC Bancorp...........................................      14,900         427,909
 *GC Companies, Inc....................................      10,100         267,019
 *Geerling & Wade, Inc.................................       5,000          17,812
 *Gehl Co..............................................       7,200         128,925
 *Geltex Pharmaceuticals, Inc..........................      25,700         500,347
 *Gencor Industries, Inc...............................       5,100          32,194
 Gencorp, Inc..........................................      50,200         492,587
 *Gene Logic, Inc......................................      27,900         590,259
 *Genelabs Technologies, Inc...........................      45,700         154,952
 General Binding Corp..................................      16,000         120,000
 General Cable Corp....................................      41,600         345,800
 *General Chemical Group, Inc..........................      15,100          14,628
 *General Communications, Inc. Class A.................      49,600         238,700
 *General Datacomm Industries, Inc.....................      25,700         101,194
 General Employment Enterprises, Inc...................       6,600          23,100
 *General Magic, Inc...................................      49,500         130,711
 General Magnaplate Corp...............................         400             950
 *General Semiconductor, Inc...........................      41,500         653,625
 *Genesco, Inc.........................................      26,000         401,375
 *Genesee & Wyoming, Inc...............................       3,100          56,769
 Genesee Corp. Class B.................................         200           3,737
 *Genesis Health Ventures, Inc.........................      31,700          11,887
 Genesis Worldwide, Inc................................       3,400           3,400
 *Geneva Steel Co. Class A.............................      11,900           4,462
 *Genlyte Group, Inc...................................      17,700         360,084
 *Genome Therapeutics Corp.............................      26,700         414,684
 *Genrad, Inc..........................................      32,800         239,850
 *GenStar Therapeutics Corporation.....................       2,100           9,712
 *Gensym Corp..........................................       8,100          29,489
 Gentek, Inc...........................................      22,200         299,700
 *Gentiva Health Services..............................      13,950         121,627
 *Genus, Inc...........................................      20,100         110,550
 *Genzyme Transgenics Corp.............................      31,300         580,028
 Geon Co...............................................      26,100         561,150
 Georgia Gulf Corp.....................................      20,000         500,000
 *Geoworks.............................................      19,900         214,547
 *Gerald Stevens, Inc..................................      53,800         105,919
 *Gerber Childrenswear, Inc............................      10,000          52,500
 Gerber Scientific, Inc................................      28,800         345,600
 *Geron Corp...........................................      23,500         425,203
 *Getty Petroleum Marketing, Inc.......................      13,900          50,387
 Getty Realty Corp. (Holding Co.)......................      13,600         152,150
 *Giant Group, Ltd.....................................       2,200           1,409
 *Giant Industries, Inc................................      11,800         103,987
                                                            SHARES           VALUE+
                                                            ------           ------
 Gibraltar Steel Corp..................................      16,300    $    258,253
 *Giga Information Group, Inc..........................      10,000          49,062
 *Giga-Tronics, Inc....................................       5,600          42,350
 *G-III Apparel Group, Ltd.............................       6,700          30,987
 *Gilman & Ciocia, Inc.................................       9,900          52,903
 *Gish Biomedical, Inc.................................       2,700           5,822
 Glacier Bancorp, Inc..................................       3,627          46,358
 *Glacier Water Services, Inc..........................       3,600          43,650
 Glatfelter (P.H.) Co..................................      46,600         550,462
 *Glenayre Technologies, Inc...........................      35,900         295,053
 *Gliatech, Inc........................................       9,900         185,316
 *Global Imaging Systems, Inc..........................      21,100         191,219
 *Global Payment Technologies, Inc.....................       5,500          34,375
 *Global Sources, Ltd..................................       1,669          46,054
 *Global Sports, Inc...................................      22,100         120,169
 *Global Technologies, Ltd.............................      10,700          39,791
 *Global Vacation Group, Inc...........................      16,300          41,769
 *Globe Business Resources, Inc........................       6,200          79,244
 *Globecomm Systems, Inc...............................      15,100         164,684
 Gold Banc Corp........................................      41,800         236,431
 Golden Enterprises, Inc...............................      12,200          38,125
 *Golden State Vintners, Inc...........................       4,600          22,137
 *Good Guys, Inc.......................................      24,400          65,575
 *Goodrich Petroleum Corp..............................       6,500          27,625
 *Goodys Family Clothing...............................      33,300         182,109
 Gorman-Rupp Co........................................       7,975         139,064
 *Gottschalks, Inc.....................................      13,100          66,319
 *Government Technology Services, Inc..................       9,300          28,191
 *GP Strategies Corp...................................      10,960          41,785
 Graco, Inc............................................      22,500         721,406
 *Gradco Systems, Inc..................................       9,600          17,850
 *Graham Corp..........................................       1,000           7,625
 *Grand Union Co.......................................      10,200           8,606
 Granite Construction, Inc.............................      27,000         703,687
 Granite State Bankshares, Inc.........................       7,400         122,100
 *Graphic Packaging International Corp.................      34,200         117,562
 Gray Communications Systems, Inc......................       8,700          98,419
 *Great Plains Software................................       9,700         404,369
 Great Southern Bancorp, Inc...........................       5,400          90,787
 Greater Bay Bancorp...................................      14,458         662,809
 *Green Mountain Coffee, Inc...........................       3,100          55,800
 Green Mountain Power Corp.............................       7,000          55,562
 *Greenbriar Corp......................................       6,760          10,140
 Greenbrier Companies, Inc.............................      15,600         118,950
 Grey Advertising, Inc.................................         200          93,200
 *Grey Wolf, Inc.......................................     186,700         933,500
 *Griffin Land & Nurseries, Inc. Class A...............       2,200          29,700
 *Griffon Corp.........................................      33,400         202,487
 *Gristede's Sloans, Inc...............................       1,200           2,400
 *Group 1 Automotive, Inc..............................      24,600         282,900
 *Group 1 Software, Inc................................       8,025         146,958
 *Grow Biz International, Inc..........................       3,800          18,525
 *Grubb & Ellis Co.....................................      23,700         131,831
 *GSV, Inc.............................................       9,500           4,750
 *GT Interactive Software Corp.........................     113,500         237,641
 *Gtech Holdings, Inc..................................      22,000         485,375
 *GTS Duratek, Inc.....................................      17,300         140,562
 *Guaranty Bancshares, Inc.............................       3,900          39,975
 Guaranty Federal Bancshares, Inc......................       5,200          51,837
 *Guess, Inc...........................................      33,650         513,162
 *Guest Supply, Inc....................................       8,100         142,256
 Guilford Mills, Inc...................................      27,250         178,828

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Guilford Pharmaceuticals, Inc........................      27,700    $    386,069
 *Guitar Center, Inc...................................      28,600         366,437
 *Gulf Island Fabrication, Inc.........................      11,600         201,187
 *Gulfmark Offshore, Inc...............................      10,500         226,406
 *Gumtech International, Inc...........................      11,400         125,044
 *Gundle/SLT Environmental, Inc........................      13,700          42,812
 *Gymboree Corp........................................      30,300          84,745
 *GZA Geoenvironmental Technologies, Inc...............       1,700          10,412
 *Hadco Corp...........................................      11,900       1,050,175
 *Haemonetics Corp.....................................      28,100         602,394
 Haggar Corp...........................................       8,600          99,706
 *Hagler Bailly, Inc...................................      19,900          36,069
 *Hahn Automotive Warehouse, Inc.......................       2,163           2,298
 *Hain Celestial Group, Inc............................      35,588       1,048,749
 *Halifax Corp.........................................       1,000           5,187
 *Hall Kinion Associates, Inc..........................      12,700         324,644
 Hallmark Capital Corp.................................       3,400          28,900
 *Ha-Lo Industries, Inc................................      53,800         299,262
 *Halsey Drug Co., Inc.................................      12,200          13,725
 *Hamilton Bancorp, Inc................................      10,100         173,594
 *Hammons (John Q.) Hotels, Inc. Class A...............       7,800          32,175
 *Hampshire Group, Ltd.................................       2,000          16,000
 *Hampton Industries, Inc..............................       4,944           9,270
 Hancock Fabrics, Inc..................................      22,100         103,594
 Hancock Holding Co....................................      13,810         438,467
 *Handleman Co.........................................      34,900         340,275
 *Hanger Orthopedic Group, Inc.........................      31,900         153,519
 *Hanover Direct, Inc..................................     220,600         344,687
 *Harbinger Corp.......................................      30,800         462,000
 Harbor Federal Bancorp, Inc...........................         770          13,379
 Harbor Florida Bancshares, Inc........................      29,300         310,397
 *Harding Lawson Associates Group, Inc.................       6,600          74,869
 Hardinge Brothers, Inc................................      11,700         112,978
 *Harken Energy Corp...................................     110,500          82,875
 Harland (John H.) Co..................................      31,000         476,625
 Harleysville Group, Inc...............................      31,900         540,306
 Harleysville National Corp. PA........................      10,200         302,494
 Harmon Industries, Inc................................      14,700         196,612
 *Harnischfeger Industries, Inc........................      37,800          16,632
 *Harolds Stores, Inc..................................       2,308           5,770
 Harris Financial, Inc.................................      37,400         231,412
 *Harry's Farmers Market, Inc. Class A.................       2,100           2,362
 *Hartmarx Corp........................................      44,900         101,025
 *Harvard Industries, Inc..............................       2,500          11,328
 *Harvey Entertainment Co..............................       5,400          16,537
 *Hastings Entertainment, Inc..........................      11,700          15,539
 Hastings Manufacturing Co.............................         700           6,366
 *Hathaway Corp........................................       2,900          10,331
 *Hauppauge Digital, Inc...............................      11,300          96,403
 *Hauser, Inc..........................................       5,050           6,944
 Haven Bancorp, Inc....................................      11,700         209,869
 Haverty Furniture Co., Inc............................      16,200         182,250
 Haverty Furniture Co., Inc. Class A...................         400           4,700
 *Hawaiian Airlines, Inc...............................      40,900         102,250
 *Hawk Corp............................................       9,600          65,400
 *Hawker Pacific Aerospace.............................       7,500          42,187
 Hawkins Chemical, Inc.................................      13,800         108,675
 *Hawthorne Financial Corp.............................       7,200          58,500
 *Hayes Lemmerz International, Inc.....................      33,300         480,769
 HCC Insurance Holdings, Inc...........................      49,900         851,419
                                                            SHARES           VALUE+
                                                            ------           ------
 *HD Vest, Inc.........................................       3,000    $     18,281
 *Headway Corporate Resources, Inc.....................      14,700          46,856
 *Health Management Systems, Inc.......................      20,625          85,400
 *Health Power, Inc....................................       1,900           8,431
 *Health Risk Management, Inc..........................       5,300          30,806
 *Health Systems Design Corp...........................       8,700          48,937
 *HealthAxis, Inc......................................      14,200          74,994
 *Healthcare Recoveries, Inc...........................      14,600          50,872
 *Healthcare Services Group, Inc.......................      13,050          58,725
 *Healthcare.com Corp..................................      32,500          83,281
 *Healthcor Holdings...................................       3,000             105
 *HealthGrades.com, Inc................................       8,700          10,059
 Healthplan Services Corp..............................      15,729          38,339
 *Heartland Express, Inc...............................      35,976         635,201
 *Heartport, Inc.......................................      29,200          92,162
 *Hearx, Ltd...........................................      12,000          47,250
 *HeavenlyDoor.com, Inc................................         347             553
 *Hecla Mining Co......................................      53,300          56,631
 *Hector Communications Corp...........................       4,600          58,650
 *HEI, Inc.............................................       6,100          73,962
 Heico Corp............................................      11,000         144,375
 Heico Corp. Class A...................................       2,507          32,591
 Heilig-Meyers Co......................................      64,750         109,266
 *Hello Direct, Inc....................................       6,800          84,575
 *Hemasure, Inc........................................       6,600          15,262
 *Hemispherx Biopharma, Inc............................      31,600         183,675
 Henry Jack & Associates, Inc..........................       1,096          47,642
 Herbalife International, Inc. Class A.................       8,800          76,450
 Herbalife International, Inc. Class B.................      12,200          93,025
 Heritage Financial Corp...............................      12,400          98,037
 *Herley Industries, Inc...............................       6,000          97,125
 *Heska Corp...........................................      35,000          71,094
 *Hexcel Corp..........................................      40,200         311,550
 HF Financial Corp.....................................       6,100          52,803
 *HI/FN, Inc...........................................      11,400         330,956
 *Hibbett Sporting Goods, Inc..........................       6,500         126,141
 *Hickory Tech Corp....................................      10,400         136,500
 *High Plains Corp.....................................      15,900          35,775
 *Highlands Insurance Group, Inc.......................      15,400         111,650
 Hilb Rogal Hamilton Co................................      14,400         450,900
 *Hines Horticulture, Inc..............................      24,300         161,747
 *Hirsch International Corp. Class A...................       5,500           7,734
 *Hi-Shear Industries, Inc.............................         500           1,211
 *Hi-Shear Technology Corp.............................       8,600          17,200
 *Hi-Tech Pharmacal, Inc...............................       4,400          17,119
 *HMI Industries, Inc..................................       5,400           7,931
 HMN Financial, Inc....................................       6,000          67,875
 *HMT Technology Corp..................................      53,700          92,297
 *Hoenig Group, Inc....................................      10,600          98,381
 *Holiday RV Superstores, Inc..........................       9,400          39,362
 *Hollis-Eden Pharmaceuticals, Inc.....................      12,200         109,037
 Holly Corp............................................      10,700         107,000
 *Hollywood Casino Corp. Class A.......................      27,400         138,712
 *Hollywood Entertainment Corp.........................      54,900         378,295
 *Hologic, Inc.........................................      17,800         102,350
 *Holt's Cigar Holdings, Inc...........................       1,122           6,206
 Home Bancorp..........................................       1,700          25,128
 Home Federal Bancorp..................................       6,100         100,269
 Home Loan Financial Corp..............................       2,400          15,900
 Home Port Bancorp, Inc................................         600          14,550
 *Home Products International, Inc.....................       9,400          40,537
 *Homebase, Inc........................................      46,050          86,344
 *Homegold Financial, Inc..............................       7,700           6,978

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Homeland Holding Corp................................       3,000    $     11,812
 *Homestead Village, Inc...............................      34,400         139,750
 HopFed Bancorp, Inc...................................       2,100          21,459
 Horace Mann Educators Corp............................      49,200         836,400
 Horizon Financial Corp................................       9,453          88,326
 *Horizon Health Corp..................................       6,700          40,619
 *Horizon Medical Products, Inc........................       7,400          15,725
 *Horizon Offshore, Inc................................      20,700         233,522
 *Horizon Organic Holding Corp.........................      10,700         102,987
 *Horizon Pharmacies, Inc..............................       7,600          28,500
 *Hot Topic, Inc.......................................       9,800         250,206
 *Hotelworks.com, Inc..................................      16,100           6,037
 *HotJobs.com, Ltd.....................................      34,800         403,462
 *Houston Exploration Co...............................      26,300         657,500
 *Hovnanian Enterprises, Inc. Class A..................      16,100          88,550
 *Hovnanian Enterprises, Inc. Class B..................       1,150           6,325
 Howell Corp...........................................       2,100          19,556
 *Howtek, Inc..........................................       3,600           6,806
 *HPSC, Inc............................................       2,100          19,819
 *HS Resources, Inc....................................      20,700         694,744
 HSB Group, Inc........................................      17,700         514,406
 *HTE, Inc.............................................      19,100          19,398
 *Hub Group, Inc. Class A..............................       9,100         115,172
 *Hudson Hotels Corp...................................       3,100           3,148
 Hudson River Bancorp, Inc.............................      15,900         155,522
 *Hudson Technologies, Inc.............................       6,600          13,819
 Huffy Corp............................................      12,500          40,625
 Hughes Supply, Inc....................................      25,900         492,100
 Hunt (J.B.) Transport Services, Inc...................      39,200         633,325
 Hunt Corp.............................................      12,900         129,806
 *Huntco, Inc. Class A.................................       4,900          15,006
 *Hurco Companies, Inc.................................       6,200          27,125
 Hussmann International, Inc...........................      31,400         906,675
 *Hutchinson Technology, Inc...........................      27,200         320,450
 *Hvide Marine, Inc. Class A...........................       7,000               0
 *Hycor Biomedical, Inc................................       9,500          47,500
 *Hypercom Corp........................................      36,500         456,250
 *HyperFeed Technologies, Inc..........................      12,000          35,250
 *Hyperion Solutions Corp..............................      23,935         752,457
 *Hyseq, Inc...........................................      14,600         338,081
 *I.C. Isaacs & Co., Inc...............................       7,200          11,925
 Iberiabank Corp.......................................       8,500         126,969
 *Ibis Technology Corp.................................       6,100         219,219
 *Ico, Inc.............................................      14,320          23,494
 *ICT Group, Inc.......................................      13,000          91,406
 *ICU Medical, Inc.....................................      10,700         200,959
 *Identix, Inc.........................................      34,100         439,037
 *IDEXX Laboratories, Inc..............................      29,700         737,859
 *IDG Books Worldwide, Inc.............................      14,300         128,253
 *IDT Corp.............................................      23,200         756,175
 *IDX Systems Corp.....................................      33,800         500,662
 *IEC Electronics Corp.................................       8,100          15,441
 *IFR Systems, Inc.....................................      10,700          61,191
 *IGEN, Inc............................................      17,000         225,781
 *IGI, Inc.............................................       9,600          13,800
 *Igo Corp.............................................       5,000          18,750
 *IHOP Corp............................................      22,100         389,512
 *II-VI, Inc...........................................       6,200         238,312
 *Ikos Systems, Inc....................................      10,900          92,820
 *Il Fornaio (America) Corp............................       5,800          50,025
 *ilife.com, Inc.......................................       7,000          14,219
 *Image Entertainment, Inc.............................      18,800          74,612
 *Imatron, Inc.........................................     110,800         230,256
                                                            SHARES           VALUE+
                                                            ------           ------
 IMCO Recycling, Inc...................................      18,200    $    121,712
 *Immucor, Inc.........................................       9,300          74,691
 *Immune Response Corp. DE.............................      31,100         209,439
 *Immunogen, Inc.......................................      35,300         243,791
 *Immunomedics, Inc....................................      38,000         471,437
 *Impath, Inc..........................................      11,300         614,791
 *Impco Technologies, Inc..............................       9,500         272,531
 *Imperial Credit Industries, Inc......................      41,790         146,265
 Imperial Sugar Co.....................................      37,251          51,220
 *Impreso.com, Inc.....................................       5,300          21,697
 *IMR Global Corp......................................      42,400         700,925
 *In Focus Systems, Inc................................      25,300         706,028
 *In Home Health, Inc..................................       6,100          12,486
 *Inacom Corp..........................................      50,244           8,541
 Independence Community Bank Corp......................       1,040          13,910
 Independence Holding Co...............................       2,500          30,937
 Independent Bank Corp. MA.............................      15,600         194,512
 Independent Bank East.................................      14,500         189,406
 *Individual Investor Group, Inc.......................      12,700          26,392
 *Indus International, Inc.............................      44,200         262,437
 Industrial Bancorp, Inc...............................       4,100          46,637
 *Industrial Data Systems Corp.........................       5,000           5,625
 *Industrial Distribution Group, Inc...................       9,700          23,037
 *Industrial Holdings, Inc.............................      13,000          15,031
 *Industri-Matematik International Corp................      33,100         173,775
 *Inference Corp. Class A..............................       8,500          52,594
 *Infinium Software, Inc...............................      16,000          51,500
 *Infocure Corp........................................      34,400         149,425
 *Infonautics Corp. Class A............................       8,500          34,797
 *Information Architects Corp..........................      31,400         218,819
 *Information Management Associates, Inc...............       9,700          42,437
 *Information Resource Engineering, Inc................       8,600         123,087
 *Information Resources, Inc...........................      31,500         156,516
 *infoUSA, Inc.........................................      54,800         275,712
 *Infu-tech, Inc.......................................       2,000           4,156
 *Ingenuus Corp........................................      29,700          43,622
 Ingles Market, Inc. Class A...........................      12,000         118,500
 *Innerdyne, Inc.......................................      24,400         135,725
 *Innodata Corp........................................       1,800          11,137
 *Innotrac Corp........................................      15,300          75,544
 *Innovative Clinical Solutions, Ltd...................      30,000           5,250
 *Innovative Gaming Corp. of America...................       8,300           6,095
 *Innoveda, Inc........................................      19,700          88,034
 Innovex, Inc..........................................      19,200         165,000
 *Inprise Corp.........................................      57,800         322,416
 *Input/Output, Inc....................................      55,800         439,425
 *Insight Enterprises, Inc.............................      10,262         465,959
 *Insignia Financial Group, Inc........................      28,733         325,042
 *Insilco Holding Co...................................         192           5,184
 *Insite Vision, Inc...................................      22,300          87,806
 *Insituform East, Inc.................................       1,700           2,284
 *Insituform Technologies, Inc. Class A................      14,910         515,793
 *Inso Corp............................................      19,000          67,094
 *Inspire Insurance Solutions, Inc.....................      24,550          85,158
 Insteel Industries, Inc...............................       6,800          39,100
 *Insurance Auto Auctions, Inc.........................      15,000         291,094
 *Insurance Management Solutions, Inc..................      16,600          26,716
 *Integ, Inc...........................................       9,700          16,823
 Integra Bank Corp.....................................      18,494         366,412

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Integra Lifesciences Corp............................      21,200    $    149,725
 *Integra, Inc.........................................       5,900           3,687
 *Integral Vision, Inc.................................      11,700          20,475
 *IntegraMed America, Inc..............................       4,300          13,437
 *Integrated Electrical Services, Inc..................      39,300         194,044
 *Integrated Measurement System, Inc...................      10,100         150,237
 *Integrated Silicon Solution, Inc.....................      26,200         776,994
 *INTELFILM Corp.......................................       8,300          21,787
 *Intellicall, Inc.....................................       8,900           7,231
 *Intellidata Technologies Corp........................      42,600         259,594
 Intelligent Systems Corp..............................       5,800          24,650
 *Intelligroup, Inc....................................      18,000         170,719
 *Inter Parfums, Inc...................................      10,200         119,850
 *InterCept Group, Inc.................................      14,300         243,547
 Interchange Financial Services Corp...................       8,400         107,100
 *InterDent, Inc.......................................      21,700          69,169
 *Interdigital Communications Corp.....................      20,300         326,703
 *Interface Systems, Inc...............................       6,000          42,187
 Interface, Inc. Class A...............................      48,500         212,187
 *Interferon Scientific, Inc...........................       2,435           3,082
 *Intergraph Corp......................................      54,400         304,300
 *Interlink Electronics................................      14,400         312,300
 *Interlinq Software Corp..............................       6,200          17,437
 *Interlogix, Inc......................................       8,500         187,531
 *Interlott Technologies, Inc..........................       4,100          24,087
 *Intermagnetics General Corp..........................      17,200         195,650
 Intermet Corp.........................................      25,700         177,089
 *International Aircraft Investors.....................       4,200          21,525
 International Aluminum Corp...........................       2,100          30,581
 *International FiberCom, Inc..........................      33,500         480,516
 *International Microcomputer Software, Inc............       5,100           3,366
 International Multifoods Corp.........................      20,600         287,113
 *International Remote Imaging Systems, Inc............      10,100          14,519
 International Shipholding Corp........................       7,900          60,238
 *International Speciality Products, Inc...............      75,700         411,619
 *International Total Services, Inc....................       5,600           5,600
 *Interneuron Pharmaceuticals, Inc.....................      50,800          78,581
 *Interphase Corp......................................       7,500         105,938
 *Interplay Entertainment Corp.........................      25,100          44,709
 Interpool, Inc........................................      33,050         264,400
 *Interpore International..............................      17,800         136,003
 *Interstate National Dealers Services, Inc............       5,100          27,731
 *Intertan, Inc........................................      33,300         351,731
 Inter-Tel, Inc........................................      28,900         407,309
 *Intervisual Books, Inc. Class A......................       1,000           1,438
 *Intervoice, Inc......................................      35,200         497,200
 Interwest Bancorp.....................................      17,300         263,284
 *Intest Corp..........................................       4,400          64,075
 *Intevac, Inc.........................................      15,300          47,813
 *IntraNet Solutions, Inc..............................      21,800         429,188
 Invacare Corp.........................................      31,100         769,725
 *Inverness Medical Technology, Inc....................      26,700         206,925
 Investors Financial Services Corp.....................      10,198         827,950
 Investors Title Co....................................       1,400          15,400
 *Invision Technologies, Inc...........................      12,200          49,181
 *Invivo Corp..........................................       5,600          56,350
 *Iomed, Inc...........................................       6,200          34,100
 *Ion Networks, Inc....................................      10,500          63,492
 *Ionics, Inc..........................................      17,800         511,750
 *IRI International Corp...............................      39,900         356,606
                                                            SHARES           VALUE+
                                                            ------           ------
 *Iridex Corp..........................................       8,600    $     73,100
 *Iron Mountain, Inc...................................      11,520         420,480
 Iroquois Bancorp......................................         400          13,038
 Irwin Financial Corp..................................      27,300         393,291
 *Isco, Inc............................................      14,735          66,077
 *Isis Pharmaceuticals, Inc............................      35,900         334,319
 *Isle of Capri Casinos, Inc...........................      33,200         453,388
 *Isolyser Co., Inc....................................      46,010         162,473
 *I-Stat Corp..........................................      20,000         293,125
 *IT Group, Inc .......................................      28,080         163,215
 *ITC Learning Corp....................................       3,800           9,381
 *ITEQ, Inc............................................      25,354          14,262
 *ITLA Capital Corp....................................       9,200         120,175
 *Itron, Inc...........................................      19,500          90,797
 *ITT Educational Services, Inc........................      31,900         530,338
 *Ivex Packaging Corp..................................      27,200         244,800
 *IVI Checkmate Corp...................................      23,600          69,325
 *J & J Snack Foods Corp...............................      10,500         156,516
 *J. Alexander's Corp..................................       6,900          26,738
 *J. Jill Group, Inc...................................      10,400          64,025
 *Jackpot Enterprises, Inc.............................       8,000          92,500
 Jacksonville Bancorp, Inc.............................       1,600          20,500
 *Jaclyn, Inc..........................................       1,300           2,600
 *Jaco Electronics, Inc................................       3,973          64,685
 *Jacobson Stores, Inc.................................       6,200          34,875
 *Jakks Pacific, Inc...................................      25,100         364,734
 *Jan Bell Marketing, Inc..............................      24,800          54,250
 *Jason, Inc...........................................      22,400         225,400
 *JDA Software Group, Inc..............................      31,400         487,681
 Jefferies Group, Inc..................................      28,000         565,250
 Jefferson Savings Bancorp, Inc........................      10,000         109,063
 *Jennifer Convertibles, Inc...........................       1,300           2,681
 *JFAX.com, Inc........................................      35,000          53,594
 JLG Industries, Inc...................................      48,800         475,800
 *JLK Direct Distribution, Inc. Class A................       6,300          43,706
 *JLM Industries, Inc..................................       6,100          23,066
 *JMAR Industries, Inc.................................      28,400         117,150
 *Jo-Ann Stores, Inc. Class A..........................       4,500          42,750
 *Jo-Ann Stores, Inc. Class B..........................       3,400          27,413
 *Johnson Outdoors, Inc................................       6,700          59,253
 *Jones Lang LaSalle, Inc..............................      33,900         523,331
 *Jos. A. Bank Clothiers, Inc..........................       7,500          33,984
 *Joule, Inc...........................................       1,500           2,063
 *Journal Register Co..................................      51,200         665,600
 *JPM Co...............................................       9,500          48,984
 *JPS Industries, Inc..................................       6,000          22,406
 *Jps Packaging Company................................       4,300          12,094
 *Judge.com, Inc.......................................      16,700          18,788
 *Juno Lighting, Inc...................................         980           7,350
 Justin Industries, Inc................................      33,400         582,413
 *JWGenesis Financial Corp.............................      10,900          89,925
 K Swiss, Inc. Class A.................................       7,600          99,988
 *K2, Inc..............................................      22,475         158,730
 *Kaiser Aluminum Corp.................................      87,300         387,394
 *Kaiser Group International, Inc......................      17,900           2,517
 *Kaiser Ventures, Inc.................................       9,700         125,494
 Kaman Corp. Class A...................................      27,000         269,156
 *Kaneb Services, Inc..................................      36,800         179,400
 *Kasper A.S.L., Ltd...................................       5,500          14,180
 Katy Industries, Inc..................................       9,600          93,000
 Kaye Group, Inc.......................................       3,000          20,250
 *KBK Capital Corp.....................................       5,000          20,938
 Keithley Instruments, Inc.............................       1,000          61,688

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Kellstrom Industries, Inc............................      12,600    $     63,394
 Kellwood Co...........................................      30,600         516,375
 *Kendle International, Inc............................      14,600          92,163
 *Kennedy-Wilson, Inc..................................      11,800          60,844
 *Kensey Nash Corp.....................................       7,900          76,038
 *Kent Electronics Corp................................      23,000         638,250
 *Kentucky Electric Steel, Inc.........................       2,800           5,950
 Kentucky First Bancorp, Inc...........................         900           9,169
 *Keravision, Inc......................................      22,000         116,188
 *Kevco, Inc...........................................       8,300          13,228
 Kewaunee Scientific Corp..............................       2,000          23,313
 *Key Energy Group, Inc................................      69,500         755,813
 *Key Production Co., Inc..............................      15,000         240,938
 *Key Technology, Inc..................................       6,100          52,803
 *Key Tronic Corp......................................      12,500          33,984
 *Keystone Automotive Industries, Inc..................      18,040         132,199
 *Keystone Consolidated Industries, Inc................      13,000          50,375
 *kforce.com, Inc......................................      60,300         774,478
 *KFX, Inc.............................................      24,500          42,875
 Kimball International, Inc. Class B...................      32,400         523,463
 *Kimmins Corp.........................................       3,400           1,067
 *Kinark Corp..........................................       6,800           8,925
 *Kinnard Investment, Inc..............................       6,300          50,006
 *Kirby Corp...........................................      27,000         597,375
 *Kit Manufacturing Co.................................         300           1,950
 *Kitty Hawk, Inc......................................      17,300           8,088
 Klamath First Bancorp, Inc............................       9,900         110,756
 *KLLM Transport Services, Inc.........................       3,500          27,891
 Knape & Vogt Manufacturing Co.........................       3,190          48,348
 *Knight Transportation, Inc...........................      16,600         252,631
 *Koala Corp...........................................       6,400          92,000
 Kollmorgen Corp.......................................      11,100         253,913
 *Komag, Inc...........................................      69,100         144,678
 *Kos Pharmaceuticals, Inc.............................      18,800         294,338
 *Koss Corp............................................       3,300          55,172
 *Krauses Furniture, Inc...............................      23,100          28,875
 *Kroll-O'Gara Co......................................      26,700         142,678
 *Kronos, Inc..........................................      16,200         469,294
 *Krug International Corp..............................       1,048           1,376
 *K-Tel International, Inc.............................      12,700          23,416
 *K-Tron International, Inc............................       6,200          97,844
 *Kushner-Locke Co.....................................      16,600          32,681
 *K-V Pharmaceutical Co. Class A.......................      12,800         245,600
 *K-V Pharmaceutical Co. Class B.......................       8,300         165,481
 *KVH Industries, Inc..................................       7,300          38,097
 *La Jolla Pharmceutical Co............................      24,300          84,291
 *LaBarge, Inc.........................................      16,200          28,350
 LabOne, Inc...........................................      19,050          98,227
 *Labor Ready, Inc.....................................      47,100         441,563
 *Laboratory Corp. of America Holdings, Inc............      10,790         775,531
 *Labtec, Inc..........................................         950           5,938
 Laclede Gas Co........................................      20,700         407,531
 *Laclede Steel Co.....................................       2,700           1,097
 LaCrosse Footwear, Inc................................       7,700          31,041
 *Ladish Co., Inc......................................      17,400         151,706
 *Lakeland Industries, Inc.............................       2,000          12,750
 *Lakes Gaming, Inc....................................      10,475          86,091
 *Lamson & Sessions Co.................................      14,700         117,600
 Lance, Inc............................................      31,800         310,050
 *Lancer Corp..........................................       9,600          34,800
 *Landair Corp.........................................       4,100          16,784
                                                            SHARES           VALUE+
                                                            ------           ------
 Landamerica Financial Group, Inc......................      14,700    $    271,031
 Landauer, Inc.........................................       9,400         173,900
 *Landec Corp..........................................      15,900          81,488
 *Landmark Systems, Inc................................      15,300          98,494
 Landrys Seafood Restaurants, Inc......................      29,277         228,727
 *Landstar Systems, Inc................................       9,100         482,300
 *Larscom, Inc.........................................       8,200          41,000
 *Laser Pacific Media Corp.............................       6,600          24,441
 *Laser Power Corp.....................................       8,600          18,813
 *Laser Technology, Inc................................       5,000           7,500
 *Laser Vision Centers, Inc............................      27,700         130,709
 *Laserscope...........................................      15,100          17,695
 *LaserSight Corporation...............................      25,700         130,909
 *Lason, Inc...........................................      22,700          58,878
 *Launch Media, Inc....................................       2,300          20,053
 Lawrence Savings Bank MA..............................       4,300          31,041
 Lawson Products, Inc..................................      11,400         273,244
 *Layne Christensen Co.................................      12,600          55,913
 *Lazare Kaplan International, Inc.....................      10,500          91,875
 *LBP, Inc.............................................       3,200          10,700
 *LCA-Vision, Inc......................................      60,600         168,544
 *LCC International, Inc. Class A......................       9,700         143,378
 *Leapnet, Inc.........................................      29,922          95,844
 *Learn2.com, Inc......................................      61,215         117,648
 *Learning Tree International, Inc.....................      19,300       1,018,075
 *Lechters, Inc........................................      17,000          26,031
 *Lecroy Corp..........................................      10,000         105,625
 *Lectec Corp..........................................       5,000          13,438
 Lennox International, Inc.............................      13,065         153,514
 Lesco, Inc............................................      11,000         171,188
 *Let's Talk Cellular & Wireless, Inc..................       4,000           1,920
 *Level 8 Systems, Inc.................................      14,387         281,895
 *Lexington Global Asset Managers, Inc.................       3,600          36,338
 Libbey, Inc...........................................      16,800         508,200
 Liberty Bancorp, Inc..................................       2,700          18,647
 *Liberty Corp.........................................      19,200         674,400
 Liberty Homes, Inc. Class A...........................         200           1,300
 *Life Financial Corp..................................       6,700          26,381
 *Lifecell Corp........................................      13,100          77,372
 *Lifecore Biomedical, Inc.............................      16,100         117,228
 *Lifeline Systems, Inc................................       4,100          49,969
 *Lifemark Corporation.................................       4,766          26,958
 Lifetime Hoan Corp....................................      12,562         104,422
 *Ligand Pharmaceuticals, Inc. Class B.................      39,377         419,611
 *Lightbridge, Inc.....................................      21,600         469,125
 *Lightning Rod Software, Inc..........................         580           2,918
 Lillian Vernon Corp...................................      11,600         113,100
 Lilly Industry, Inc. Class A..........................      26,500         382,594
 *Lindal Cedar Homes, Inc..............................       4,482           9,104
 Lindberg Corp.........................................       6,300          49,613
 Lindsay Manufacturer Co...............................      14,900         279,375
 Liqui Box Corp........................................       3,800         192,494
 *Lithia Motors, Inc. Class A..........................       9,600         116,400
 *Littlefield, Adams & Co..............................         900             225
 *Littlefuse, Inc......................................      25,400       1,017,588
 *LJL Biosystems, Inc..................................      15,800         143,681
 *LLEX Oncology, Inc...................................      23,900         596,753
 *LLX Resorts, Inc.....................................       2,900           5,891
 *LMI Aerospace, Inc...................................       7,900          22,466
 LNR Property Corp.....................................      28,200         546,375
 *Lodgenet Entertainment Corp..........................      13,200         308,138
 *Lodgian, Inc.........................................      21,900          49,275

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Loews Cineplex Entertainment Corp....................      68,100    $    178,763
 *Logic Devices, Inc...................................       8,600          20,156
 *Logility, Inc........................................      14,600          58,856
 *Lojack Corp..........................................      17,400         120,169
 Lone Star Steakhouse Saloon...........................      39,000         413,156
 Longs Drug Stores Corp................................      15,700         316,944
 Longview Fibre Co.....................................      56,800         681,600
 *Loronix Information Systems, Inc.....................       6,600         220,275
 *Lowrance Electronics, Inc............................       2,200           9,075
 LSB Bancshares, Inc. NC...............................       5,156          73,795
 *LSB Industries, Inc..................................      10,700           8,694
 LSI Industries, Inc...................................      13,200         226,463
 LTV Corp..............................................     110,300         289,538
 *LTX Corp.............................................       4,800         126,150
 Luby's Cafeterias, Inc................................      23,900         210,619
 Lufkin Industries, Inc................................       8,200         138,888
 *Lumisy, Inc..........................................      12,000          29,625
 *Lunar Corp...........................................      11,100         122,794
 *Lund International Holdings, Inc.....................       2,200           9,900
 *Lydall, Inc..........................................      19,500         203,531
 *Lynch Corp...........................................       2,200          67,925
 *Lynch Interactive Corp...............................       2,200         231,000
 *Lynx Therapeutics, Inc...............................      14,400         230,850
 M.A. Hanna Co.........................................      51,800         605,413
 *M.H. Meyerson & Co., Inc.............................       8,300          30,866
 *Mace Security International, Inc.....................      26,100          50,569
 *Mac-Gray Corp........................................      23,100          70,744
 *Mackie Designs, Inc..................................      16,100         110,184
 *Madden (Steven), Ltd.................................      13,900         221,966
 *Made2Manage Systems, Inc.............................       6,100          39,269
 Madison Gas & Electric Co.............................      21,000         394,406
 MAF Bancorp, Inc......................................      26,484         523,059
 *Magainin Pharmaceuticals, Inc........................      30,100         103,469
 *Magellan Health Services, Inc........................      35,900          76,288
 *Magnetek, Inc........................................      33,400         281,813
 *Magnum Hunter Resources, Inc.........................      22,200         119,325
 *MAI Systems Corp.....................................       9,600           4,800
 *Mail.com, Inc........................................       5,702          31,628
 *Mail-Well, Inc.......................................      54,100         507,188
 *Main Street & Main, Inc..............................      13,000          43,063
 Main Street Bancorp, Inc..............................      10,100          85,061
 Maine Public Service Co...............................       1,700          31,556
 *Mallon Resources Corp................................       8,600          65,709
 *Manatron, Inc........................................       1,102           7,507
 *Manchester Equipment Co., Inc........................       8,900          38,938
 *Manhattan Associates, Inc............................      29,100         551,991
 Manitowoc Co., Inc....................................      25,850         844,972
 *Manugistic Group, Inc................................      12,900         374,906
 *Mapics, Inc..........................................      23,000         116,797
 *Mapinfo Corp.........................................      11,100         326,409
 Marcus Corp...........................................      19,300         211,094
 *Marine Transport Corp................................       7,540          19,793
 *MarineMax, Inc.......................................      16,700         153,431
 *Marisa Christina, Inc................................       6,700          11,306
 Maritrans, Inc........................................      11,800          70,063
 *Markel Corp..........................................       4,000         575,750
 *Marketing Services, Inc..............................      29,900         154,172
 *MarkWest Hydrocarbon, Inc............................       8,500          71,188
 *Marlton Technologies, Inc............................       7,800           9,750
 Marsh Supermarkets, Inc. Class A......................       1,600          26,000
 Marsh Supermarkets, Inc. Class B......................       5,800          59,813
 *Martek Biosciences Corp..............................      19,200         355,800
 *Marten Transport, Ltd................................       4,200          56,438
                                                            SHARES           VALUE+
                                                            ------           ------
 *Marvel Enterprises, Inc..............................      17,400    $     75,038
 MascoTech, Inc........................................      49,100         632,163
 Massbank Corp. Reading, MA............................       4,200         124,163
 *Master Graphics, Inc.................................       5,500           1,265
 Matec Corp............................................       1,100           8,525
 *Material Sciences Corp...............................      20,500         220,375
 *Mathsoft, Inc........................................       6,300          15,356
 *Matlack Systems, Inc.................................       9,600          29,400
 *Matria Healthcare, Inc...............................      44,100         150,216
 *Matritech, Inc.......................................      26,100         115,819
 *Matrix Bancorp, Inc..................................       6,800          53,338
 *Matrix Pharmaceutical, Inc...........................      24,900         216,319
 *Matrix Service Co....................................       9,700          47,288
 Matthews International Corp. Class A..................      14,600         367,738
 *Matthews Studio Equipment Group......................       8,800             275
 *Mattson Technology, Inc..............................      19,500         591,094
 Maui Land & Pineapple Company, Inc....................       4,300          83,850
 *Maverick Tube Corp...................................      23,100         812,109
 *Max & Ermas Restaurants, Inc.........................       3,300          28,463
 *Maxco, Inc...........................................       4,000          31,250
 *Maxicare Health Plans, Inc...........................      17,900          29,088
 *Maxim Pharmaceuticals, Inc...........................       9,300         357,759
 *Maximus, Inc.........................................      27,300         566,475
 *Maxtor Corp..........................................      38,600         404,094
 *Maxwell Shoe Company, Inc............................      11,400          86,569
 *Maxwell Technologies, Inc............................      12,600         177,188
 *Maxxam, Inc..........................................       7,300         186,150
 *Maynard Oil Co.......................................       6,200         103,850
 *Mays (J.W.), Inc.....................................         200           1,050
 *Mazel Stores, Inc....................................      11,800         103,250
 *MB Financial, Inc....................................       7,100          78,766
 *McClain Industries, Inc..............................         266           1,288
 McGrath Rent Corp.....................................      12,600         197,663
 *McMoran Exploration Co...............................      15,796         245,825
 *McNaughton Apparel Group, Inc........................       9,800          93,406
 *McWhorter Technologies, Inc..........................      12,900         252,356
 MDC Holdings, Inc.....................................      24,100         465,431
 *Meade Instruments Corp...............................       8,000         396,250
 *Meadow Valley Corp...................................       2,200           8,388
 Meadowbrook Insurance Group, Inc......................      11,000          59,125
 *Measurement Specialties, Inc.........................       5,000         127,500
 MECH Financial, Inc...................................       4,500         155,391
 *Mechanical Dynamics, Inc.............................       8,100          48,094
 *Medarex, Inc.........................................       3,400         154,806
 Medford Bancorp, Inc..................................      10,600         158,338
 *Media 100, Inc.......................................       8,600         152,113
 *Media Arts Group, Inc................................      16,800          65,100
 *MediaBay, Inc........................................      13,300          43,641
 *Medialink Worldwide, Inc.............................       7,300          52,469
 *Medical Action Industries, Inc.......................      11,900          47,228
 *Medical Alliance, Inc................................       7,900          30,613
 *Medical Assurance, Inc...............................      25,700         292,338
 *Medical Resources, Inc...............................       5,283             304
 *Medicalcontrol, Inc..................................       3,500          21,875
 *Medicore, Inc........................................       3,800           7,719
 *Medplus, Inc.........................................       7,400          38,156
 *Medstone International, Inc..........................       6,000          32,063
 *MEDTOX Scientific, Inc...............................       3,000          25,875
 *Memberworks, Inc.....................................      19,300         623,028
 Mentor Corp. MN.......................................      31,400         755,563
 *Mentor Graphics Corp.................................      51,800         885,456
 Merchants Bancshares, Inc.............................       5,500         108,625

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Merchants Group, Inc..................................       1,300    $     19,744
 Merchants New York Bancorp, Inc.......................      24,100         410,453
 *Mercury Air Group, Inc...............................       8,400          39,900
 Meridian Diagnostics, Inc.............................      18,900         127,575
 Meridian Insurance Group, Inc.........................       3,267          44,105
 *Meridian Medical Technology, Inc.....................       3,800          32,775
 *Meridian Resource Corp...............................      59,172         314,351
 *Merisel, Inc.........................................      77,400          61,678
 *MeriStar Hotels & Resorts, Inc.......................      33,500          96,313
 *Merit Medical Systems, Inc...........................       9,500          46,906
 *Merix Corp...........................................       8,500         234,016
 *Merrimac Industries, Inc.............................       1,160          14,065
 *Mesa Air Group, Inc..................................      44,400         265,706
 *Mesa Labs, Inc.......................................       4,900          21,820
 *Mesaba Holdings, Inc.................................      22,850         263,489
 *Messagemedia, Inc....................................      61,100         181,391
 *Mestek, Inc..........................................       4,200          69,825
 *Meta Group, Inc......................................      13,500         335,391
 *Metacreations Corp...................................      30,100         215,403
 *Metal Management, Inc................................      36,421          49,510
 Metals USA, Inc.......................................      42,000         220,500
 *Metamor Worldwide, Inc...............................      32,400         740,138
 *Metatec Corp. Class A................................       6,300          17,325
 *Met-Coil Systems Corp................................       1,000           7,031
 Met-Pro Corp..........................................      11,175          94,988
 *Metro Information Services, Inc......................      18,000         179,438
 *Metro One Telecommunications, Inc....................      15,000         149,531
 *Metrocall, Inc.......................................      36,985         119,045
 MetroCorp. Bancshares, Inc............................       7,100          52,141
 *Metrologic Instruments, Inc..........................       4,900          76,563
 *Metromedia International Group, Inc..................     103,400         445,913
 *Metropolitan Financial Corp..........................       4,100          16,913
 *Metrotrans Corp......................................       1,600             200
 Metrowest Bank MA.....................................      15,700          92,238
 MFB Corp..............................................       1,800          29,813
 *MFRI, Inc............................................       4,400          17,325
 *MGI Pharma, Inc......................................      16,900         369,688
 MI Schottenstein Homes, Inc...........................      10,500         178,500
 *Miami Computer Supply Corp...........................      15,600         315,900
 *Michael Anthony Jewelers, Inc........................       7,400          18,500
 Michael Foods, Inc....................................      24,358         557,950
 *Micro Component Technology, Inc......................      10,352          58,554
 *Micro Linear Corp....................................      12,100          63,903
 *Microage, Inc........................................      21,750          10,331
 *Microcide Pharmaceuticals, Inc.......................      14,600         109,044
 MicroFinancial, Inc...................................       4,000          38,000
 *Micrografx, Inc......................................      14,700          48,234
 *Micros Systems, Inc..................................      10,700         338,053
 *Micros to Mainframes, Inc............................       6,100          36,219
 *Microsemi Corp.......................................      17,400         376,819
 *Microtest, Inc.......................................       7,900          58,756
 *Micro-Therapeutics, Inc..............................       9,900          54,759
 *Microtouch Systems, Inc..............................       8,400          74,288
 *Microvision, Inc.....................................      13,800         370,013
 *Microware Systems Corp...............................      19,500          57,281
 *Microwave Power Dynamics, Inc........................      13,800          67,922
 Mid America Banccorp..................................      13,800         322,575
 *Mid Atlantic Medical Services, Inc...................      56,800         702,900
 Midas, Inc............................................      17,950         465,578
 Midcoast Energy Resources, Inc........................      16,200         259,200
 *Middleby Corp........................................      13,200          88,275
 Middlesex Water Co....................................       4,200         123,113
 Midland Co............................................       3,300          83,325
                                                            SHARES           VALUE+
                                                            ------           ------
 *Midway Airlines Corp.................................       8,500    $     50,469
 *Midway Games, Inc....................................      42,100         276,281
 Midwest Banc Holdings, Inc............................      12,000         164,625
 *Midwest Express Holdings, Inc........................      15,575         324,155
 *Midwest Grain Products, Inc..........................      10,400          73,125
 Mikasa, Inc...........................................      16,400         157,850
 *Mikohn Gaming Corp...................................       7,500          47,578
 Milacron, Inc.........................................      39,800         629,338
 *Milestone Scientific, Inc............................       8,800          13,200
 *Miller Building Systems, Inc.........................       3,200          18,100
 *Miller Industries, Inc...............................      52,400         121,175
 *Miltope Group, Inc...................................      11,000          22,172
 *MIM Corp.............................................      24,600          45,356
 Mine Safety Appliances Co.............................      15,000         348,750
 *Mining Services International Corp...................       2,500           5,156
 Minntech Corp.........................................       7,300          53,838
 *Minolta-QMS, Inc.....................................      13,921          46,113
 Minuteman International, Inc..........................       1,000           8,438
 *MIPS Technologies, Inc...............................      16,900         425,669
 *Miravant Medical Technologies........................      20,000         246,875
 Mississippi Chemical Corp.............................      28,742         167,063
 Mississippi Valley Bancshares, Inc....................      12,100         273,763
 *Mitcham Industries, Inc..............................       9,600          56,550
 *Mity-Lite, Inc.......................................       6,200          84,863
 *Mobile America Corp..................................       6,100          16,013
 *Mobile Mini, Inc.....................................      12,500         260,156
 *Mobius Management Systems, Inc.......................      21,400          87,606
 MOCON, Inc............................................       7,800          44,241
 *Modine Manufacturing Co..............................      12,600         253,181
 *Modtech Holdings, Inc................................      15,457         166,646
 *Molecular Biosystems, Inc............................      16,700          11,481
 *Molecular Devices Corp...............................      12,600         671,738
 *Monaco Coach Corp....................................      20,700         297,563
 *Monarch Casino and Resort, Inc.......................      10,400          49,400
 *Monarch Dental Corp..................................      11,000          31,797
 *Mondavi (Robert) Corp. Class A.......................      10,400         327,925
 *Monro Muffler Brake, Inc.............................      10,700          89,278
 Monterey Bay Bancorp, Inc.............................       4,300          38,297
 *Monterey Pasta Co....................................      14,900          58,669
 *Moog, Inc. Class A...................................       9,400         200,925
 *Moog, Inc. Class B...................................       2,000          81,125
 *Moore Medical Corp...................................       3,900          34,125
 Morgan Keegan, Inc....................................      37,700         607,913
 *Morgan's Foods, Inc..................................         900           2,250
 *Morrison Knudsen Corp................................      57,500         445,625
 Morrison Management Specialists, Inc..................      14,100         383,344
 *Morton Industrial Group, Inc. Class A................       1,000           5,375
 *Morton's Restaurant Group, Inc.......................       6,200         113,925
 *Mossimo, Inc.........................................      16,600           8,300
 *Mother's Work, Inc...................................       3,300          34,856
 *Motient Corp.........................................      47,000         424,469
 *Motor Car Parts & Accessories, Inc...................       6,100           6,207
 *Motor Cargo Industries, Inc..........................       5,700          28,500
 *Motor Club of America................................         700           5,556
 Movado Group, Inc.....................................      12,300         117,811
 *Movie Gallery, Inc...................................      14,400          48,150
 *MPW Industrial Services Group........................       5,000          34,375
 *MS Carriers, Inc.....................................      14,800         285,363
 *MSC Industrial Direct Co., Inc. Class A..............      25,900         597,319
 *MSC Software Corp....................................      15,200         131,100
 *MTI Technology Corp..................................      13,000          91,406

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 MTS Systems Corp......................................      20,840    $    151,416
 *Multi Color Corp.....................................       1,000           7,938
 *Multiple Zones International, Inc....................      14,700          61,786
 *Musicland Stores Corp................................      41,000         302,375
 Myers Industries, Inc.................................      22,007         299,845
 *Myriad Genetics, Inc.................................       7,400         580,206
 Mystic Financial, Inc.................................       1,700          18,700
 *N & F Worldwide Corp.................................      20,700         106,088
 *NABI, Inc............................................      42,000         243,469
 Nacco Industries, Inc. Class A........................       4,600         173,650
 *Nanogen, Inc.........................................      20,900         518,581
 *Nanometrics, Inc.....................................      11,500         282,469
 *Nanophase Technologies Corp..........................      13,800         103,931
 *Napco Security Systems, Inc..........................       2,150           8,197
 *Napro Biotherapeutics, Inc...........................      27,500         156,406
 Nash Finch Co.........................................      14,800         115,163
 Nashua Corp...........................................       7,600          62,700
 *Nastech Pharmaceutical Co., Inc......................       8,000          31,375
 *Nathans Famous, Inc..................................       7,900          23,206
 *National Beverage Corp...............................      20,400         173,400
 National City Bancorp.................................      11,300         163,850
 *National Dentex Corp.................................       4,600          72,594
 *National Discount Brokers Group, Inc.................      22,900         572,500
 *National Equipment Services, Inc.....................      24,600         139,913
 *National Home Centers, Inc...........................       3,000           5,109
 *National Home Health Care Corp.......................       3,815          15,737
 National Penn Bancshares, Inc.........................      19,400         425,588
 National Presto Industries, Inc.......................       8,550         265,584
 *National Processing, Inc.............................      57,700         674,369
 *National Record Mart, Inc............................       6,500          10,461
 *National Research Corp...............................       7,000          38,281
 *National RV Holdings, Inc............................      20,700         234,169
 *National Standard Co.................................       6,500          11,781
 National Steel Corp. Class B..........................      24,900         130,725
 National Technical Systems, Inc.......................      10,800          33,750
 *National Techteam, Inc...............................      17,200          57,513
 *National Western Life Insurance Co. Class A..........       1,000          73,969
 *NationsRent, Inc.....................................      30,500         112,469
 *Natrol, Inc..........................................       1,000           4,203
 *Natural Alternatives International, Inc..............       5,400           8,522
 *Natural Microsystems Corp............................      12,800         824,400
 *Natural Wonders, Inc.................................       5,700           6,413
 Natures Sunshine Products, Inc........................      22,759         173,537
 *Nautica Enterprises, Inc.............................      43,900         541,891
 *Navarre Corp.........................................      30,500          54,805
 *Navigant Consulting, Inc.............................      49,000         226,625
 *Navigant International, Inc..........................      15,200         137,750
 *Navigators Group, Inc................................       8,400          74,025
 NBT Bancorp...........................................      13,148         131,480
 NCH Corp..............................................       7,000         280,000
 *NCI Building Systems, Inc............................      19,900         339,544
 *NCO Group, Inc.......................................      25,400         605,631
 *NCS Healthcare, Inc..................................      16,700          15,134
 *Neff Corp. Class A...................................      20,800          79,300
 Nelson (Thomas), Inc..................................      17,200         121,475
 *Neogen Corp..........................................       5,900          35,769
 *NeoMagic Corp........................................      30,300          94,214
 *Neopharm, Inc........................................      10,600         150,388
 *Neorx Corp...........................................      23,900         345,803
 *Neose Technologies, Inc..............................      17,600         491,700
 *Neotherapeutics, Inc.................................       9,000          99,563
 *Neoware Systems, Inc.................................       6,900          13,692
                                                            SHARES           VALUE+
                                                            ------           ------
 *Netguru, Inc.........................................       3,200    $     54,200
 *Netmanage, Inc.......................................      71,345         195,084
 *Netopia, Inc.........................................      21,200         705,563
 *NetRadio Corp........................................      11,000          29,219
 *Netrix Corp..........................................      34,800         381,713
 *Netscout System, Inc.................................      20,300         241,697
 *Netspeak Corp........................................      17,800         176,331
 *Network Computing Devices, Inc.......................      17,800          28,369
 *Network Equipment Technologies, Inc..................      23,600         252,225
 *Network Peripherals, Inc.............................      20,500         364,516
 *Network Six, Inc.....................................         275           1,023
 *Neurobiological Technologies, Inc....................       2,700          18,731
 *Neurocrine Biosciences, Inc..........................      28,300         601,375
 *Neurogen Corp........................................      17,000         400,563
 *New American Healthcare Corp.........................         200               8
 *New Brunswick Scientific Co., Inc....................       6,900          36,227
 *New Century Financial Corp...........................      19,500         179,766
 *New Day Runner, Inc..................................       2,140           3,511
 New England Business Services, Inc....................      15,200         224,200
 New Hampshire Thrift BancShares, Inc..................         200           2,538
 *New Horizons Worldwide, Inc..........................       9,600         167,400
 New Jersey Resources Corp.............................      19,600         759,500
 *New Mexico & Arizona Land Co.........................       6,258          32,072
 *New World Coffee - Manhattan Bagel...................      11,000          22,344
 *Newcor, Inc..........................................       6,300          13,388
 *Newmark Homes Corp...................................       8,500          50,469
 Newmil Bancorp, Inc...................................       4,700          47,588
 *Newpark Resources, Inc...............................      65,100         545,213
 Newport Corp..........................................       3,200         545,700
 *Newsedge Corp........................................      23,500          46,633
 *Nexell Therapeutics, Inc.............................      21,223          73,286
 *Nexthealth, Inc......................................       8,600          24,188
 *Niagara Corp.........................................       9,000          38,813
 Nitches, Inc..........................................         785           4,219
 NL Industries, Inc....................................      31,000         538,625
 *NMT Medical, Inc.....................................      14,100          53,536
 NN Ball & Roller, Inc.................................      16,750         148,395
 *Nobel Learning Communities, Inc......................       7,600          54,863
 *Nobility Homes.......................................       6,000          30,375
 *Noble International, Ltd.............................       8,400          75,600
 Noel Group, Inc.......................................       7,200           1,872
 Noland Co.............................................         200           3,300
 *Noodle Kidoodle, Inc.................................       7,800          23,400
 Nordson Corp..........................................      15,900         773,634
 *Norstan, Inc.........................................      14,200          70,113
 *Nortek, Inc..........................................      12,700         272,256
 *North American Scientific, Inc.......................       7,000         117,688
 North Central Bancshares, Inc.........................       2,700          38,644
 North Pittsburgh Systems, Inc.........................      14,700         184,209
 Northeast Bancorp.....................................         900           7,200
 Northeast Pennsylvania Financial Corp.................       5,500          54,313
 Northern Technologies International...................       2,700          17,888
 *Northfield Laboratories, Inc.........................      18,500         204,656
 Northland Cranberries, Inc. Class A...................      22,100          87,709
 Northrim Bank.........................................       3,144          26,822
 Northwest Bancorp, Inc................................      53,000         402,469
 Northwest Natural Gas Co..............................      27,600         603,750
 *Northwest Pipe Co....................................       6,200          83,506
 Northwestern Corp.....................................      25,400         590,550
 *Novadigm, Inc........................................      20,200         265,756

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Novamed Eyecare, Inc.................................       6,000    $     39,750
 *Novametrix Medical Systems, Inc......................      10,500          65,789
 *Novavax, Inc.........................................      25,000         148,438
 *Noven Pharmaceuticals, Inc...........................      23,900         446,631
 *Novitron International, Inc..........................       1,430           4,379
 *Novoste Corp.........................................      15,000         566,250
 *NPC International, Inc...............................      25,100         232,959
 *NPS Pharmaceuticals, Inc.............................      26,100         330,328
 *NS Group, Inc........................................      26,200         479,788
 *Nstor Technology.....................................      24,600          70,725
 *NTN Communications, Inc..............................      14,093          33,471
 *Nu Horizons Electronics Corp.........................      11,900         206,019
 *Nucentrix Broadband Networks, Inc....................      13,100         276,738
 *NuCo2, Inc...........................................       8,200          47,150
 *Nuevo Energy Co......................................      22,800         440,325
 NUI Corp..............................................      16,600         464,800
 *Number Nine Visual Technology Corp...................       8,400             630
 *Numerex Corp. Class A................................      12,100         111,547
 *NuSkin Enterprises, Inc..............................      14,000          92,750
 *Nutraceutical International Corp.....................      12,100          43,673
 *Nutramax Products, Inc...............................       3,300           1,007
 *NYFIX, Inc...........................................      20,575         549,738
 Nymagic, Inc..........................................       8,700         122,344
 *O.I. Corp............................................       2,600          10,116
 Oak Hill Financial, Inc...............................       3,000          49,125
 *Oak Technology, Inc..................................      48,990         724,133
 *Oakley, Inc..........................................      82,600         800,188
 Oakwood Homes Corp....................................      61,000         175,375
 *OAO Technology Solutions, Inc........................      21,500          65,508
 *Objective Systems Integrators, Inc...................      39,700         292,167
 *Oceaneering International, Inc.......................      25,200         491,400
 OceanFirst Financial Corp.............................      13,400         228,638
 *O'Charleys, Inc......................................      20,750         291,148
 *Ocular Sciences, Inc.................................      27,500         377,266
 *Ocwen Financial Corp.................................      76,500         439,875
 *Odetics, Inc. Class A................................         300           3,178
 *ODS Networks, Inc....................................      20,500         298,531
 *Odwalla, Inc.........................................       6,600          40,219
 *Officemax, Inc.......................................      42,600         231,638
 *Offshore Logistics, Inc..............................      23,000         322,719
 Ogden Corp............................................      54,400         469,200
 Oglebay Norton Co.....................................       6,400         133,600
 Ohio Casualty Corp....................................       1,500          17,953
 Oil-Dri Corp. of America..............................       5,700          55,219
 *Old Dominion Freight Lines, Inc......................      10,800          98,550
 Old Guard Group, Inc..................................       3,500          39,922
 Olin Corp.............................................      15,500         242,188
 *Olympic Steel, Inc...................................      10,000          43,438
 Omega Financial Corp..................................      11,400         263,269
 *Omega Protein Corp...................................      26,500          74,531
 *Omega Research, Inc..................................      27,600          88,406
 *Omega Worldwide, Inc.................................      13,800          56,925
 *OMNI Energy Services Corp............................      11,600           8,338
 *Omni Nutraceuticals, Inc.............................      32,700         107,297
 *Omtool, Ltd..........................................      17,000          30,813
 *On Assignment, Inc...................................      28,100         727,088
 *On Command Corp......................................      33,600         550,200
 *On Technology Corp...................................      14,000          40,250
 *One Price Clothing Stores, Inc.......................      10,700          25,413
 Oneida, Ltd...........................................      21,600         411,750
 Oneok, Inc............................................       4,300         125,238
 *Onhealth Network Company.............................       3,800           9,144
                                                            SHARES           VALUE+
                                                            ------           ------
 *On-Point Technology Systems, Inc.....................       7,900    $      4,567
 *Ontrack Data International, Inc......................       7,900          58,509
 *Onyx Acceptance Corp.................................       5,900          24,338
 *Onyx Pharmacueticals, Inc............................      17,700         122,794
 *Open Market, Inc.....................................      37,100         393,028
 *Opinion Research Corp................................       1,700          10,625
 *Opta Food Ingredients, Inc...........................      11,000          24,922
 *Opti, Inc............................................      14,900          59,600
 *Optical Cable Corp...................................      14,500         345,734
 *Optical Sensors, Inc.................................       9,800           6,125
 *Optika Imaging Systems, Inc..........................      10,000          63,438
 *Option Care, Inc.....................................      11,700          76,416
 *Orbit International Corp.............................       1,266           2,057
 *ORBIT/FR, Inc........................................       6,700          18,844
 *Orbital Sciences Corp................................      39,200         480,200
 Oregon Steel Mills, Inc...............................      30,200          66,063
 Oregon Trail Financial Corp...........................       4,600          44,419
 *O'Reilly Automotive, Inc.............................      53,200         719,863
 *Organogenesis, Inc...................................      37,200         330,150
 *Oriole Homes Corp. Class A Convertible...............         800           1,500
 *Oriole Homes Corp. Class B...........................       2,000           3,250
 *Orleans Homebuilders, Inc............................       2,000           3,250
 *Oroamerica, Inc......................................       5,800          42,231
 *Orphan Medical, Inc..................................      10,700          75,234
 *OrthAlliance, Inc....................................      15,800          93,319
 *Orthodontic Centers of America, Inc..................      41,850         959,934
 *Orthologic Corp......................................      32,200         148,925
 Oshkosh B'Gosh, Inc. Class A..........................      18,200         307,694
 Oshkosh Truck Corp. Class B...........................      17,800         544,569
 *Oshman's Sporting Goods, Inc.........................       4,100          12,813
 *OSI Pharmaceutical, Inc..............................      26,100         261,000
 *OSI Systems, Inc.....................................      12,000          71,625
 *Osicom Technologies, Inc.............................      14,400         609,300
 *Osmonics, Inc........................................      15,700         141,300
 *Osteotech, Inc.......................................      15,600         139,669
 *Ostex International, Inc.............................      15,000          29,531
 *OTR Express, Inc.....................................         200             250
 Ottawa Financial Corp.................................       7,800         147,956
 Otter Tail Power Co...................................      26,200         551,838
 *Outlook Group Corp...................................       1,800          10,013
 *Outsource International, Inc.........................       6,900           8,194
 *Overland Data........................................      10,100          82,378
 Overseas Shipholding Group, Inc.......................      40,200         932,138
 Owens & Minor, Inc....................................      36,100         390,331
 Owosso Corp...........................................       6,800          14,238
 Oxford Industries, Inc................................       9,900         152,831
 *Oxigene, Inc.........................................      14,700         164,456
 *Oxis International, Inc..............................       7,900          12,838
 *OYO Geospace Corp....................................         100           1,600
 *P&F Industries, Inc. Class A.........................       1,300          10,766
 *P.F. Chang's China Bistro, Inc.......................      10,200         327,994
 *Pacific Aerospace and Electronics, Inc...............      25,700          32,527
 Pacific Capital Bancorp...............................         500          13,438
 Pacific Crest Capital, Inc............................       1,060          13,449
 *Pacific Gateway Exchange, Inc........................      21,400          68,547
 *Packaged Ice, Inc....................................      19,800          69,300
 *Pagasus Systems, Inc.................................      26,300         367,378
 *Paging Network, Inc..................................     131,300          88,217
 *Palatin Technologies, Inc............................          62             287
 *Palm Harbor Homes, Inc...............................      29,700         460,350
 *PAM Transportation Services, Inc.....................       6,700          56,950

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Pameco Corp..........................................       6,500    $     17,063
 Pamrapo Bancorp, Inc..................................       3,400          67,363
 *Panavision, Inc......................................       3,600          26,100
 *Pancho's Mexican Buffet, Inc.........................       1,666           5,987
 *Panera Bread CO......................................      13,700         116,450
 *Panja, Inc...........................................      12,000         121,875
 *Par Technology Corp..................................       8,500          32,406
 *Paracelsus Healthcare Corp...........................       1,171             110
 Paragon Technologies, Inc.............................       4,700          30,550
 *Parallel Petroleum Corp..............................      18,300          49,753
 *Paravant, Inc........................................      19,300          53,980
 *Parexel International Corp...........................      18,800         169,200
 Paris Corp............................................         200             388
 *Park Bancorp, Inc....................................       1,700          20,347
 Park Electrochemical Corp.............................      13,600         340,850
 *Parker Drilling Co...................................      93,700         568,056
 *Parkervision, Inc....................................      15,500         467,906
 *Park-Ohio Holdings Corp..............................      13,700         115,594
 Parkvale Financial Corp...............................       7,500         134,063
 *Parlex Corp..........................................       6,200         137,756
 *Parlux Fragrances, Inc...............................      13,800          41,831
 *Pathogenesis Corp....................................      21,400         323,006
 *Patient Infosy.......................................       8,800           6,875
 Patina Oil & Gas Corp.................................      16,834         291,439
 Patrick Industries, Inc...............................       6,800          44,625
 Patriot Bank Corp.....................................       7,400          58,738
 *Patriot Transportation Holding, Inc..................       2,500          49,219
 *Patterson Energy, Inc................................      37,780         912,623
 *Paul Harris Stores, Inc..............................      11,900          31,981
 Paula Financial, Inc..................................       6,600          17,738
 *Paul-Son Gaming Corp.................................       3,800          11,400
 *Paxar Corp...........................................      56,015         563,651
 *Paxson Communications Corp...........................      59,000         457,250
 *Payless Cashways, Inc................................         159             256
 *PBOC Holdings, Inc...................................      20,400         186,150
 *PC Connection, Inc...................................      26,550       1,076,934
 *PC Service Source, Inc...............................       4,900           5,513
 *PCD, Inc.............................................       8,700          38,063
 *P-Com, Inc...........................................      71,500         525,078
 *PDS Financial Corp...................................       1,100           1,409
 *Peapod, Inc..........................................      20,200          42,294
 *Pediatric Services of America, Inc...................       4,800           9,675
 *Pediatrix Medical Group, Inc.........................      17,200         122,550
 Peerless Manufacturing Co.............................       1,600          22,900
 *Peerless Systems Corp................................      17,900          42,513
 *Pegasystems, Inc.....................................      32,000         193,000
 *Pemco Aviation Group, Inc............................         950          14,013
 Penford Corp..........................................       7,600         136,563
 Penn Engineering & Manufacturing Corp. Class A........         600          15,375
 Penn Engineering & Manufacturing Corp. Non-voting.....       7,500         217,031
 *Penn National Gaming, Inc............................      19,300         268,994
 *Penn Traffic Company.................................          93             523
 *Penn Treaty American Corp............................       8,500         167,344
 Penn Virginia Corp....................................      10,500         234,281
 *Pennaco Energy, Inc..................................      22,000         335,500
 Penn-America Group, Inc...............................      10,000          91,875
 Pennfed Financial Services, Inc.......................      11,100         148,463
 *Pentacon, Inc........................................      16,900          31,159
 Penton Media, Inc.....................................      26,200         733,600
 *Penwest Pharmaceuticals Company......................      16,300         188,469
 Peoples Bancorp, Inc..................................         300           4,256
                                                            SHARES           VALUE+
                                                            ------           ------
 Peoples Bancshares, Inc. Massachusetts................       4,300    $     74,981
 Pep Boys - Manny, Moe & Jack..........................      56,900         405,413
 *Perceptron, Inc......................................       8,550          33,933
 *Performance Food Group Co............................      15,500         489,703
 *Performance Technologies, Inc........................      17,100         173,672
 *Pericom Semiconductor Corp...........................       9,700         397,700
 *Perini Corp..........................................       4,900          14,088
 Permanent Bancorp, Inc................................       4,000          76,500
 *Perrigo Co...........................................      88,000         536,250
 *Perry Ellis International, Inc.......................       8,700          84,689
 *Per-Se Technologies, Inc.............................      29,900         195,284
 *Personnel Group of America, Inc......................      32,500         130,000
 *Pervasive Software, Inc..............................      18,800          94,588
 *Petco Animal Supplies, Inc...........................      26,056         494,250
 *Petrocorp, Inc.......................................       6,900          48,731
 *Petroglyph Energy, Inc...............................       4,400           8,938
 *Petroleum Development Corp...........................      17,800          95,119
 *PetSmart, Inc........................................     123,100         367,377
 PFF Bancorp, Inc......................................      15,400         214,638
 *Pharmaceutical Products Development Service Co.......      29,570         488,829
 *Pharmaceutical Resources, Inc........................      35,400         212,400
 *Pharmacopeia, Inc....................................      22,700         495,853
 *Pharmacyclics........................................      15,900         672,272
 *Pharmanetics, Inc....................................       9,700         151,563
 *PharmaPrint, Inc.....................................      13,900           5,430
 *Pharmchem Laboratories, Inc..........................       7,500          20,391
 *Phar-Mor, Inc........................................      14,200          23,963
 *Pharmos Corp.........................................       6,200          20,731
 *Philadelphia Consolidated Holding Corp...............      15,900         268,809
 *Phillips (R.H.), Inc.................................       6,700          18,634
 Phillips-Van Heusen Corp..............................      28,900         251,069
 *Phoenix Gold International, Inc......................       1,000           2,250
 *Phoenix International, Ltd...........................       8,850          17,009
 Phoenix Investment Partners, Ltd......................      49,300         412,888
 *Phoenix Technologies, Ltd............................      32,300         580,391
 *Phonetel Technologies, Inc...........................         112              47
 *Photo Control Corp...................................       1,000           3,016
 *Photoelectron Corp...................................       6,900          29,325
 *Photon Dynamics, Inc.................................       6,500         391,828
 *PhotoWorks, Inc......................................      17,900          53,980
 *Photronics, Inc......................................      17,700         426,459
 *Phycor, Inc..........................................      63,200          30,613
 Piccadilly Cafeterias, Inc............................      11,100          31,913
 *Pico Holdings, Inc...................................      19,761         213,048
 *Picturetel Corp......................................      48,600         149,597
 *Piercing Pagoda, Inc.................................      11,900         169,575
 Pilgrim Pride Corp....................................      31,500         252,000
 Pilgrim's Pride Corp..................................      12,900          76,594
 Pillowtex Corp........................................      14,717          69,906
 *Pilot Network Services, Inc..........................      15,100         150,528
 *Pinnacle Entertainment, Inc..........................      31,300         596,656
 *Pinnacle Global Group, Inc...........................       1,400           5,163
 Pioneer Standard Electronics, Inc.....................      35,400         423,694
 Pitt-Des Moines, Inc..................................       9,600         223,200
 Pittston Brink's Group................................      10,818         164,298
 Pizza Inn, Inc........................................      11,600          41,325
 *PJ America, Inc......................................       7,000          75,906
 *Plains Resources, Inc................................      19,700         300,425
 *Planar Systems, Inc..................................      13,700         132,291
 *Platinum Entertainment, Inc..........................       9,300           5,086

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Plato Learning, Inc..................................       7,600    $     95,475
 *Play By Play Toys and Novelties, Inc.................       5,900          10,048
 *Playboy Enterprises, Inc. Class A....................       6,100          72,819
 *Playboy Enterprises, Inc. Class B....................      19,736         259,035
 *Plexus Corp..........................................         160          13,365
 *Pliant Systems, Inc..................................      10,600          53,994
 *PLM International, Inc...............................       5,100          37,931
 *PMCC Financial Corp..................................       2,600           9,750
 PMR Corp..............................................       6,700          23,241
 Pocahontas Bancorp, Inc...............................       4,800          28,500
 *Point West Capital Corp..............................       3,400          12,644
 Polaris Industries, Inc...............................      15,000         450,938
 *Policy Management Systems Corp.......................      31,900         324,981
 *Polymedica Industries, Inc...........................      13,000         346,125
 Polymer Group, Inc....................................      37,500         274,219
 *Polyvision Corp......................................      15,500          38,750
 *Pomeroy Computer Resource, Inc.......................      15,400         225,706
 Pope & Talbot, Inc....................................      16,500         306,281
 *Porta Systems Corp...................................      12,300          21,525
 *Possis Medical, Inc..................................      18,000         137,250
 *Powell Industries, Inc...............................      10,900          91,117
 *Powercerv Corp.......................................      15,800          21,478
 *Power-One, Inc.......................................       6,200         546,763
 *PPT Vision, Inc......................................       6,800          31,450
 *Prandium, Inc........................................      21,564           4,636
 Precision Castparts Corp..............................      21,400       1,043,250
 Premier Financial Bancorp.............................       5,800          43,319
 *Premier Laser Systems, Inc. Class A..................       9,900             842
 Premier National Bancorp..............................       6,751          84,388
 *Premiumwear, Inc.....................................       1,400          18,419
 *Pre-Paid Legal Services, Inc.........................      25,850         780,347
 Presidential Life Corp................................      33,900         498,966
 *Presstek, Inc........................................      30,400         579,500
 *Previo, Inc..........................................       5,375          30,234
 *Pricesmart, Inc......................................       4,400         157,850
 *Pride International, Inc.............................      15,900         404,456
 *Prima Energy Corp....................................       7,050         294,338
 *Primark Corp.........................................      23,200         603,200
 *Prime Hospitality Corp...............................      53,800         464,025
 *Prime Medical Services, Inc..........................      19,900         156,091
 Primesource Corp......................................       2,581          13,591
 Primex Technologies, Inc..............................      13,500         261,141
 *Primix Solutions, Inc................................      17,500          90,234
 *Princeton Video Image, Inc...........................       9,800          61,709
 *Printrak International, Inc..........................      15,300         110,447
 *Printronix, Inc......................................       8,000         114,250
 *Printware, Inc.......................................       4,000          11,250
 *Priority Healthcare Corp.............................       2,038         104,448
 *ProBusiness Services, Inc............................      26,100         696,544
 *Procom Technology, Inc...............................      14,700         367,959
 *Procurenet, Inc......................................      19,700               0
 Professional Bancorp, Inc.............................       1,900           6,650
 *Professional Detailing, Inc..........................      17,600         468,050
 *Professionals Group, Inc.............................       9,930         164,776
 *Progenics Pharmaceuticals, Inc.......................      15,700         163,378
 *Programmers Paradise, Inc............................       5,600          19,075
 Progress Financial Corp...............................       7,200          85,500
 *Progress Software Corp...............................      39,200         606,375
 *Project Software & Development, Inc..................       4,900         107,647
 *ProMedCo Management Company..........................      23,900          28,008
 *Prophet 21, Inc......................................       1,500          20,063
 *Protection One, Inc..................................      89,500         167,813
 *Protocol Systems, Inc................................      10,600         164,631
                                                            SHARES           VALUE+
                                                            ------           ------
 *Provant, Inc.........................................      21,900    $     82,809
 Providence & Worcester Railroad Co....................       1,600          10,700
 Providence Energy Corp................................       5,300         214,650
 Provident Bancorp, Inc................................       5,200          80,275
 Provident Bankshares Corp.............................      34,800         507,863
 Provident Financial Group, Inc........................          26             727
 *Provident Financial Holdings, Inc....................       5,100          74,906
 *Province Healthcare Co...............................      18,900         529,200
 *Proxymed, Inc........................................      19,800          26,606
 *PRT Group, Inc.......................................      18,300          16,298
 *PRWW, Ltd............................................       6,900          54,769
 *PSC, Inc.............................................      13,400          60,719
 *PSS World Medical, Inc...............................      92,300         778,781
 *PSW Technologies, Inc................................       9,500          92,031
 Psychemedics Corp.....................................      23,700         112,575
 *PTEK Holdings, Inc...................................      56,400         193,875
 Public Service Co. of New Mexico......................      42,200         704,213
 Pulaski Financial Corp................................       3,100          36,038
 Pulte Corp............................................      27,200         603,500
 *Puma Technology, Inc.................................      10,400         229,125
 *Pure Resources, Inc..................................      16,562         248,437
 *Pure World, Inc......................................      10,700          33,103
 Pyramid Breweries, Inc................................       5,700          11,044
 *Qad, Inc.............................................      36,400         138,775
 *QC Optics, Inc.......................................       3,200           4,200
 *QEP Co., Inc.........................................       1,300          10,684
 *QRS Corp.............................................      10,000         274,688
 *Quad Systems Corp....................................       4,600           7,116
 *QuadraMed Corp.......................................      30,206          68,435
 Quaker Chemical Corp..................................      11,400         188,813
 *Quaker City Bancorp, Inc.............................       2,187          31,438
 *Quaker Fabric Corp...................................      17,250          94,336
 *Quality Dining, Inc..................................      13,700          44,953
 Quality Systems, Inc..................................       8,000          57,750
 Quanex Corp...........................................      15,700         229,613
 Queens County Bancorp.................................      23,300         459,447
 *Quest Educational Corporation........................      10,300          97,367
 *Questcor Pharmaceuticals, Inc........................      26,800          35,175
 *Quidel Corp..........................................      27,700         173,991
 *Quigley Corp.........................................      12,000          20,625
 *Quiksilver, Inc......................................      29,100         396,488
 *Quintel Entertainment, Inc...........................      16,700          39,402
 *Quipp, Inc...........................................       2,400          44,850
 Quixote Corp..........................................      10,400         148,200
 *Quokka Sports, Inc...................................      48,800         218,075
 *Quorum Health Group, Inc.............................      71,500         691,539
 *R & B, Inc...........................................       9,800          25,725
 *R H Donnelley Corp...................................      38,200         706,700
 *Racing Champions Corp................................      19,100          31,336
 *Radiance Medical Systems, Inc........................      15,600         146,006
 *Radiant Systems, Inc.................................      28,800         450,900
 *Radiologix, Inc......................................      21,200          86,125
 *RadiSys Corp.........................................       3,662         143,848
 *Rag Shops, Inc.......................................       2,415           5,283
 *Railamerica, Inc.....................................      18,700          98,759
 *RailWorks Corp.......................................      13,400         124,788
 *Rainbow Rentals, Inc.................................       7,700          79,888
 *Rainbow Technologies, Inc............................      13,400         423,356
 *Rainforest Cafe, Inc.................................      24,600          73,031
 *Ralcorp Holdings, Inc................................      33,600         428,400
 *Ramsay Youth Services, Inc...........................       6,400           9,000
 *Ramtron International Corp...........................       5,760          50,040
 Range Resources Corp..................................      43,800         123,188

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Rare Hospitality International, Inc..................      15,881    $    438,713
 Raven Industries, Inc.................................       5,200          70,850
 *Rawlings Sporting Goods, Inc.........................       8,000          46,750
 *Rayovac Corp.........................................      30,200         536,050
 *Raytech Corp. DE.....................................       2,400           7,350
 *Raytel Med Corp......................................      10,400          26,000
 *RCM Technologies, Inc................................      14,200         114,044
 *RDO Equipment Co. Class A............................       6,300          35,438
 *Reading Entertainment, Inc...........................       8,600          44,613
 *Read-Rite Corp.......................................      54,500         107,297
 *Recoton Corp.........................................      15,200         125,875
 *Redhook Ale Brewery, Inc.............................       7,900          13,702
 Redwood Empire Bancorp................................       4,200          80,063
 *Reebok International, Ltd............................      51,900         720,113
 *Reeds Jewelers, Inc..................................         440           1,265
 Regal Beloit Corp.....................................      23,100         386,925
 *Regeneron Pharmaceuticals, Inc.......................      25,000         507,813
 *Regent Communications, Inc...........................      11,500          63,969
 Regis Corp............................................      44,700         536,400
 *Rehabcare Group, Inc.................................       9,300         399,900
 *Rehabilicare, Inc....................................      11,600          30,088
 *Reliability, Inc.....................................       8,600          34,938
 Reliance Group Holdings, Inc..........................     119,800         277,038
 Reliance Steel and Aluminum Co........................      30,600         640,688
 *Reliv International, Inc.............................       7,750          14,652
 *Relm Wireless Corp...................................       6,600          16,294
 *Remec, Inc...........................................      19,800         671,963
 *RemedyTemp, Inc......................................       7,300         135,734
 *Remington Oil & Gas Corp.............................      23,600         154,138
 *Renaissance Worldwide, Inc...........................      64,900         143,997
 *Rent-A-Center, Inc...................................      30,400         615,600
 *Rentrak Corp.........................................      13,600          48,450
 *Rent-Way, Inc........................................      24,200         645,838
 *Repligen Corp........................................      25,100         113,734
 *Reptron Electronics, Inc.............................       8,000          81,500
 Republic Bancorp, Inc.................................      49,900         489,644
 Republic Bancorp, Inc. Class A........................      13,500          87,117
 *Republic Bankshares, Inc.............................      13,700         134,431
 *Republic First Bancorp, Inc..........................       6,434          28,350
 Republic Group, Inc...................................      15,300         141,525
 Republic Security Financial Corp......................      60,882         250,187
 *Res-Care, Inc........................................      29,850         229,472
 *Research Partners International, Inc.................      11,100          16,997
 *ResMed, Inc..........................................      16,300         391,200
 *ResortQuest International, Inc.......................      21,300         101,175
 Resource America, Inc.................................      24,600         169,894
 Resource Bancshares Mortgage Group, Inc...............      28,408         136,714
 *Respironics, Inc.....................................      39,648         636,846
 *Response Oncology, Inc...............................      12,000          11,625
 *Restoration Hardware, Inc............................      20,200         127,828
 *Revlon, Inc..........................................      21,900         153,300
 *Rex Stores Corp......................................       9,200         194,350
 *Rexall Sundown, Inc..................................       6,300         150,216
 *Rexhall Industries, Inc..............................       1,771           9,962
 *Rexx Environmental Corp..............................       2,500          12,188
 *RF Monolithics, Inc..................................       7,900          71,841
 *Ribozyme Pharmaceuticals.............................      19,700         244,403
 Richardson Electronics, Ltd...........................      13,600         167,025
 Richmond County Financial Corp........................      33,820         633,068
 *Riddell Sports, Inc..................................       9,255          28,922
 Riggs National Corp...................................      36,800         535,900
 *Right Management Consultants, Inc....................       6,300          64,575
                                                            SHARES           VALUE+
                                                            ------           ------
 *Right Start, Inc.....................................       6,900    $     26,306
 *Rightchoice Managed Care, Inc. Class A...............       2,400          33,600
 *Rimage Corp..........................................      10,200         156,506
 *Riverside Group, Inc.................................       1,000           3,750
 Riverview Bancorp, Inc................................       6,400          56,600
 Rivianna Foods, Inc...................................      15,800         263,169
 *Riviera Holdings Corporation.........................       5,000          36,875
 RLI Corp..............................................      12,800         465,600
 *RMH Teleservices, Inc................................      10,800          67,500
 *RMI.Net, Inc.........................................      19,900          58,767
 *Roadhouse Grill, Inc.................................       9,700          54,563
 Roadway Express, Inc..................................      19,700         422,934
 Roanoke Electric Steel Corp...........................      14,200         187,706
 Robbins & Myers, Inc..................................      14,200         307,075
 *Roberds, Inc.........................................       2,900              58
 *Robertson-Ceco Corp..................................      20,900         239,044
 *Robinson Nugent, Inc.................................       6,400          72,000
 *Robocom Systems, Inc.................................         800           1,663
 *Robotic Vision Systems, Inc..........................      33,200         393,213
 *Rochester Medical Corp...............................       6,900          60,375
 *Rock of Ages Co......................................       5,000          25,000
 Rock-Tenn Co. Class A.................................      25,700         245,756
 *Rocky Mountain Chocolate Factory.....................       1,900           9,500
 *Rocky Shoes & Boots, Inc.............................       4,900          25,266
 *Rofin-Sinar Technologies, Inc........................      14,900         181,128
 *Rogers Corp..........................................      20,000         618,750
 *Rogue Wave Software, Inc.............................      13,600          58,225
 *Rohn Industries, Inc.................................      60,600         192,216
 Rollins Truck Leasing Corp............................      62,300         587,956
 Rollins, Inc..........................................      33,900         402,563
 *Ross Systems, Inc....................................      25,700          35,739
 *Rottlund, Inc........................................       2,300           5,319
 Rouge Industries, Inc. Class A........................      16,000          72,000
 Rowe Furniture Corp...................................      14,500          63,438
 *Royal Appliance Manufacturing Co.....................      19,500         119,438
 Royal Bancshares of Pennsylvania Class A..............       3,791          57,813
 *Royal Energy, Inc....................................       2,300           7,044
 *Royal Gold, Inc......................................      19,300          50,361
 *Royal Precision, Inc.................................         550           1,530
 RPC, Inc..............................................      36,700         389,938
 *RTI International Metals, Inc........................      22,900         297,700
 *RTW, Inc.............................................      12,300          49,584
 *Rubio's Restaurants, Inc.............................       5,000          39,063
 Ruby Tuesday, Inc.....................................      74,400         734,700
 Ruddick Corp..........................................      46,400         643,800
 *Rural Cellular Corp. Class A.........................      10,400         703,950
 *Rural/Metro Corp.....................................      14,000          18,156
 *Rush Enterprises, Inc................................       6,700          46,481
 Russ Berrie & Co., Inc................................      22,600         427,988
 Russell Corp..........................................      13,700         304,825
 *RWD Technologies, Inc................................      14,600          61,594
 *Ryans Family Steak Houses, Inc.......................      39,800         360,688
 Ryerson Tull, Inc.....................................      27,200         268,600
 Ryland Group, Inc.....................................      15,700         348,344
 *S&K Famous Brands, Inc...............................       6,500          44,688
 S&T Bancorp, Inc......................................      29,700         533,672
 *S3, Inc..............................................      36,876         588,864
 *Safeguard Health Enterprises, Inc....................       4,400           4,290
 *Safety 1st, Inc......................................       8,800         121,275
 *Safety Components International, Inc.................       4,100             185
 *Safety-Kleen Corp....................................      15,000           9,375

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Saga Communications, Inc. Class A....................      16,062    $    331,279
 *SAGA Systems, Inc....................................      31,500         462,656
 *Salient 3 Communications, Inc. Class A...............       2,600          29,738
 *Salton/Maxim Housewares, Inc.........................      17,700         560,869
 *Sames Corp...........................................       3,800          64,600
 *Samsonite Corp.......................................      20,618          98,580
 *San Filippo (John B.) & Son, Inc.....................       5,000          17,500
 *Sanchez Computer Associates, Inc.....................      27,200         459,000
 Sanderson Farms, Inc..................................      15,100         101,453
 *Sands Regent Casino Hotel............................       2,000           3,219
 *Sandy Spring Bancorp, Inc............................       1,000          21,844
 *Sangstat Medical Corp................................      19,600         524,300
 *Santa Cruz Operation, Inc............................      42,400         176,225
 *Satcon Technology Corp...............................      15,900         255,394
 *Saucony, Inc. Class A................................       3,500          37,516
 *Saucony, Inc. Class B................................       4,600          46,000
 Sauer, Inc............................................      30,200         260,475
 *Savoir Technology Group, Inc.........................      13,500         107,156
 *SBE, Inc.............................................       3,700          69,259
 *SBS Technologies, Inc................................       8,100         263,250
 *Scan-Optics, Inc.....................................       7,400           7,284
 *ScanSoft, Inc........................................      49,918         120,895
 *ScanSource, Inc......................................       5,500         152,281
 *SCB Computer Technology, Inc.........................      25,700          54,613
 *SCC Communications Corp..............................      14,400          79,650
 Schawk, Inc. Class A..................................      25,200         200,025
 *Scheid Vineyards, Inc................................       2,300           8,769
 *Schein (Henry), Inc..................................      42,700         753,922
 *Schein Pharmaceutical, Inc...........................      36,200         739,838
 *Schick Technologies, Inc.............................       9,000          16,875
 *Schieb (Earl), Inc...................................       2,200           7,013
 *Schlotzskys, Inc.....................................       9,600          57,900
 *Schmitt Industries, Inc..............................      10,300          27,681
 Schnitzer Steel Industries, Inc. Class A..............       7,200         107,325
 *Schuff Steel Company.................................       6,000          19,500
 *Schuler Homes, Inc...................................      20,100         124,369
 Schulman (A.), Inc....................................      33,100         394,097
 Schultz Sav-O Stores, Inc.............................       7,700          87,588
 Schweitzer-Maudoit International, Inc.................      17,300         237,875
 *Sciclone Pharmaceuticals, Inc........................      33,400         281,291
 *Scientific Games Holdings Corp.......................      14,800         357,050
 Scientific Technologies, Inc..........................       6,700          37,269
 *Scios-Nova, Inc......................................      46,187         199,181
 *Scott Technologies, Inc..............................      18,600         337,706
 *Scotts Co. Class A...................................       6,600         248,325
 *Scott's Liquid Gold, Inc.............................       7,100           7,766
 *SCP Pool Corp........................................      14,600         493,663
 SCPIE Holdings, Inc...................................      12,800         311,200
 Seaboard Corp.........................................       1,400         257,600
 *Seachange International, Inc.........................      12,800         330,400
 Seacoast Banking Corp. Class A........................       1,500          39,094
 Seacoast Financial Services Corp......................       5,746          50,457
 *Seacor Smit, Inc.....................................      11,300         724,613
 Seaway Food Town, Inc.................................       8,700         132,947
 *Secom General Corp...................................         140           1,124
 Second Bancorp, Inc...................................      10,500         162,094
 *Secure Computing Corp................................      26,800         309,038
 *Security Associates International, Inc...............       5,700          22,800
 *SED International Holdings, Inc......................       9,450          30,417
 *Sedona Worldwide, Inc................................       2,502              13
 *SEEC, Inc............................................       6,100          27,736
                                                            SHARES           VALUE+
                                                            ------           ------
 *Segue Software, Inc..................................      23,400    $    200,363
 *Seibels Bruce Group, Inc.............................       5,400           8,438
 *Seitel, Inc..........................................      24,400         207,400
 Selas Corp. of America................................       4,750          26,125
 *Select Comfort Corp..................................      20,000          75,938
 Selective Insurance Group, Inc........................      29,800         552,231
 SEMCO Energy, Inc.....................................      19,700         263,488
 *Semitool, Inc........................................      28,800         407,700
 *SEMX Corp............................................       6,200          49,019
 *Seneca Foods Corp. Class A...........................         200           2,313
 *Seneca Foods Corp. Class B...........................       1,300          14,950
 *Sensory Science Corp.................................      15,300          40,163
 *Sequa Corp. Class A..................................       6,400         305,200
 *Sequa Corp. Class B..................................       2,600         149,500
 *SeraCare, Inc........................................       9,600          23,400
 *Serologicals Corp....................................      11,550          46,741
 *Servotronics, Inc....................................         900           3,375
 Sevenson Environmental Services, Inc..................       2,080          23,075
 *SGV Bancorp, Inc.....................................       1,400          34,169
 *Shared Technologies Cellular, Inc....................      10,100          15,781
 *Sharper Image Corp...................................      13,200         148,088
 *Shaw Group, Inc......................................      19,800         863,775
 *Sheffield Medical Technologies, Inc..................      32,750         135,094
 *Sheldahl, Inc........................................      15,200          71,488
 *Shells Seafood Restaurants, Inc......................       4,400           9,350
 *Shiloh Industries, Inc...............................       8,800          90,200
 *Shoe Carnival, Inc...................................      14,600         106,306
 *Shoe Pavilion, Inc...................................       6,200           9,688
 *Sholodge, Inc........................................       5,800          23,563
 *Shoney's, Inc........................................      45,000          28,125
 *Shop At Home, Inc....................................      34,900         147,234
 *Shopko Stores, Inc...................................      39,500         725,813
 Shoreline Financial Corp..............................       3,407          45,995
 *Shuffle Master, Inc..................................       9,200         135,413
 *SICOR, Inc...........................................      61,400         523,819
 *Siebert Financial Corp...............................      29,700         220,894
 *Sierra Health Services, Inc..........................      31,936         133,732
 *SierraCities.com, Inc................................      23,000          92,359
 Sifco Industries, Inc.................................       5,400          33,075
 *Sight Resource Corp..................................       7,100           6,323
 *Sigma Designs, Inc...................................      19,100          67,447
 *Sigmatron International, Inc.........................       1,700           7,278
 *Signal Apparel Co., Inc. Class A.....................       6,200           1,163
 *Signal Technology Corp...............................       7,700         114,056
 *Signature Eyewear, Inc...............................       3,600           5,850
 *Silgan Holdings, Inc.................................      15,000         141,563
 *Silicon Valley Bancshares............................      13,600         446,675
 *Silicon Valley Group, Inc............................       9,600         255,300
 *Silverleaf Resorts, Inc..............................      14,900          53,081
 *Simione Central Holdings, Inc........................       2,035           5,554
 Simmons First National Corp. Class A..................       4,550          86,877
 *Simon Transportation Services, Inc...................       6,100          34,884
 Simpson Industries, Inc...............................      19,850         174,928
 *Simpson Manufacturing Co., Inc.......................      13,100         623,888
 *Simula, Inc..........................................      14,400          27,900
 *Sipex Corp...........................................      24,000         525,750
 *Sitel Corp...........................................      77,600         451,050
 *Sizzler International, Inc...........................      33,200          97,525
 SJNB Financial Corp...................................       1,500          39,938
 SJW Corp..............................................       3,600         406,800
 *Skyepharma P.L.C. ADR................................         915          12,526
 Skyline Corp..........................................       8,700         179,438

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *SkyMall, Inc.........................................      16,800    $     40,950
 Skywest, Inc..........................................      21,800         831,806
 SL Industries, Inc....................................       9,200          78,775
 SLI, Inc..............................................      44,900         583,700
 *Smart & Final Food, Inc..............................      32,900         269,369
 *SMC Corp.............................................       5,600          22,225
 Smith (A.O.) Corp.....................................      18,050         379,050
 Smith (A.O.) Corp. Convertible Class A................       3,750          79,219
 *Smith Micro Software, Inc............................      18,600         125,550
 *Smithway Motor Express Corp. Class A.................       4,700          12,044
 Smucker (J.M.) Co. Class A............................      15,900         281,231
 Smucker (J.M.) Co. Class B............................      16,200         272,363
 *Socrates Technolgies Corp............................      18,400          20,700
 *Softech, Inc.........................................       8,100           8,859
 *Softnet Systems, Inc.................................      34,700         369,772
 *Software Spectrum, Inc...............................       3,900          56,428
 *Sola International, Inc..............................      27,100         135,500
 Somerset Group, Inc...................................         312           6,669
 *Somnus Medical Technologies, Inc.....................      13,900          40,831
 *Sonic Automotive, Inc................................      28,600         278,850
 *Sonic Corp...........................................      21,950         607,055
 *Sonic Foundry, Inc...................................       8,600         121,744
 *Sonic Solutions......................................      14,600          60,453
 *Sonosight, Inc.......................................       3,633          72,546
 *Sonus Pharmaceuticals, Inc...........................      11,800          34,294
 *SOS Staffing Services, Inc...........................      13,100          39,709
 *Sound Advice, Inc....................................       4,800          47,550
 *Source Media, Inc....................................      16,400          89,944
 South Financial Group, Inc............................      27,210         341,826
 South Jersey Industries, Inc..........................      14,600         380,513
 *Southern Banc Company, Inc...........................         200           1,650
 *Southern Energy Homes, Inc...........................      11,925          13,416
 *Southern Pacific Funding Corp........................      19,600             490
 *Southern Union Co....................................      31,358         540,926
 *Southwall Technologies, Inc..........................       9,800          81,769
 Southwest Bancorp, Inc................................       4,000          66,250
 *Southwest Bancorporation of Texas, Inc...............      30,800         611,188
 Southwest Gas Corp....................................      17,000         326,188
 Southwest Securities Group, Inc.......................      15,300         443,700
 Southwest Water Co....................................       8,400         110,775
 Southwestern Energy Co................................      29,900         276,575
 *Spacehab, Inc........................................      14,100          62,569
 *Spacelabs Medical, Inc...............................      12,300         139,528
 Span-American Medical System, Inc.....................       2,400           8,738
 *SPAR Group, Inc......................................       1,500           3,844
 Spartan Motors, Inc...................................      14,000          62,125
 Spartech Corp.........................................      17,700         524,363
 *Sparton Corp.........................................       7,200          29,700
 *Spatial Technology, Inc..............................      10,750          37,625
 *Special Metals Corp..................................      16,100          37,734
 *Specialty Equipment Co., Inc.........................      25,000         528,125
 *SpectraLink Corp.....................................      22,500         338,203
 *Spectranetics Corp...................................      27,602         128,522
 *Spectra-Physics Laser, Inc...........................       7,300         287,438
 *Spectrian Corp.......................................      11,400         172,425
 *Spectrum Control, Inc................................      13,200         131,175
 *SpectRx, Inc.........................................       8,900          96,231
 *SpeedFam-IPEC, Inc...................................      32,600         428,894
 *Speizman Industries, Inc.............................       2,300           8,338
 *Spire Corp...........................................       3,200          15,000
                                                            SHARES           VALUE+
                                                            ------           ------
 *Splash Technology Holdings, Inc......................      15,500    $    122,547
 *Sport Chalet, Inc....................................       2,700          13,163
 *Sport Supply Group, Inc..............................       9,400          44,650
 *Sport-Haley, Inc.....................................       3,500          15,039
 *Sports Authority, Inc................................      41,400          87,975
 *Sports Club Co., Inc.................................      20,100          67,838
 *SportsLine USA, Inc..................................       1,600          18,400
 *Sportsman's Guide, Inc...............................       5,100          14,981
 Springs Industries, Inc. Class A......................      10,600         503,500
 *SPS Technologies, Inc................................      13,800         484,725
 *SPSS, Inc............................................      12,600         315,000
 *Spyglass, Inc........................................      10,700         332,034
 *SRS Labs, Inc........................................      11,700         108,956
 *SS&C Technologies, Inc...............................      15,600          71,419
 *SSE Telecom, Inc.....................................       7,700          21,175
 St. Francis Capital Corp..............................      13,200         181,913
 St. Joseph Light & Power Co...........................      49,600       1,044,700
 St. Mary Land & Exploration Co........................      17,800         641,356
 *Staar Surgical Co....................................      15,300         208,941
 *Staff Leasing, Inc...................................      27,400          98,041
 *Staffmark, Inc.......................................      32,300         159,481
 *Stage II Apparel Corp................................       1,700           1,700
 *Stage Stores, Inc....................................      21,400           3,344
 *Standard Automotive Corp.............................       3,000          17,250
 Standard Commercial Corp..............................      14,229          44,466
 *Standard Management Corp.............................       7,600          25,888
 *Standard Microsystems Corp...........................      17,100         222,834
 Standard Motor Products, Inc. Class A.................      11,900         115,281
 Standard Pacific Corp. DE.............................      37,000         420,875
 Standard Register Co..................................      26,100         353,981
 Standex International Corp............................      14,100         237,056
 *Stanley Furniture, Inc...............................       7,600         171,713
 *Star Buffet, Inc.....................................       2,800           7,438
 *Star Multi Care Services, Inc........................       1,362           2,639
 *STAR Telecommunications, Inc.........................      66,800         139,863
 *Starcraft Corp.......................................       2,500          19,219
 *Starmet Corp.........................................      13,000          36,969
 Starrett (L.S.) Co. Class A...........................       6,700         136,094
 *Startec Global Communications Corp...................       9,700         111,853
 *StarTek, Inc.........................................      13,900         880,913
 *Starter Corp.........................................      24,300             134
 State Auto Financial Corp.............................      45,200         505,675
 State Financial Services Corp. Class A................      11,100         112,734
 Staten Island Bancorp, Inc............................       8,300         140,581
 *Station Casinos, Inc.................................      26,300         713,388
 *Steel Dynamics, Inc..................................      46,100         430,747
 Steel Technologies, Inc...............................      14,500         108,297
 *Stein Mart, Inc......................................      53,000         412,406
 *Steinway Musical Instruments, Inc....................      11,200         194,600
 *Stemcells, Inc.......................................      22,000          56,031
 Stepan Co.............................................       8,400         183,750
 Stephan Co............................................       2,700           9,788
 *Stericycle, Inc......................................      14,700         299,053
 *Sterile Recoveries, Inc..............................       6,100          40,794
 *STERIS Corp..........................................      54,600         499,931
 Sterling Bancorp......................................      10,800         171,450
 Sterling Bancshares...................................      28,637         319,482
 *Sterling Financial Corp. WA..........................      10,500         108,609
 Stewart & Stevenson Services, Inc.....................      30,700         427,881
 Stewart Enterprises, Inc..............................     128,400         517,613
 Stewart Information Services Corp.....................      13,600         171,700

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Stifel Financial Corp.................................       9,400    $     89,300
 *STM Wireless, Inc. Class A...........................       9,200          40,825
 *Stockwalk.com Group, Inc.............................         900           7,988
 Stone & Webster, Inc..................................      14,200          13,756
 *Stone Energy Corp....................................       9,200         566,375
 *Stoneridge, Inc......................................      24,600         276,750
 *Storage Computer Corp................................      15,500         108,500
 *Stratasys, Inc.......................................       4,400          27,156
 *Strategic Diagnostics, Inc...........................      18,000         107,438
 *Strategic Distribution, Inc..........................      40,292          85,621
 *Stratesec, Inc.......................................       8,400          21,000
 *Strattec Security Corp...............................       6,500         225,469
 *Stratus Properties, Inc..............................      16,100          74,463
 *Strawbridge and Clothier Liquidating Trust...........       4,200             629
 Strayer Ed, Inc.......................................      17,000         422,344
 Stride Rite Corp......................................      56,800         372,750
 *Strouds, Inc.........................................       7,200          14,963
 *Structural Dynamics Research Corp....................      41,100         466,228
 Sturm Ruger & Co., Inc................................      32,000         320,000
 *Styleclick.com, Inc..................................      10,000         104,063
 *Suburban Lodges of America, Inc......................      17,800         100,125
 *Success Bancshares, Inc..............................       2,200          22,550
 *Successories, Inc....................................       8,400          16,013
 Suffolk Bancorp.......................................       4,300         115,563
 *Summa Industries, Inc................................       4,300          46,897
 Summit Bancshares, Inc................................       2,000          34,375
 Summit Bank Corp......................................         700          11,463
 *Summit Technology, Inc...............................      57,500       1,065,547
 *Sun Bancorp, Inc.....................................       9,200          64,113
 Sun Hydraulics, Inc...................................       4,400          39,050
 *Sunair Electronics, Inc..............................       3,000           7,875
 *Sunbeam Corp.........................................     145,994         456,231
 *Sunburst Hospitality Corp............................      20,600          91,413
 *Sundance Homes, Inc..................................       3,000             990
 *Sunglass Hut International, Inc......................      49,300         296,570
 *Sunquest Information Systems, Inc....................      15,700         117,750
 *Sunrise Assisted Living, Inc.........................      26,465         482,159
 *Sunrise Medical, Inc.................................      27,200         120,700
 *Sunrise Resources, Inc...............................       5,500          27,070
 *Sunrise Technologies International, Inc..............      53,100         462,966
 *SunSource, Inc.......................................       6,700          30,150
 *Sunterra Corp........................................      36,000          12,375
 *Superconductor Technologies, Inc.....................      10,200         143,438
 *Supergen, Inc........................................      16,600         390,619
 *Superior Consultant Holdings Corp....................      10,800          84,544
 *Superior Energy Services, Inc........................      65,900         667,238
 Superior Industries International, Inc................      27,700         773,869
 *Superior National Insurance Group, Inc...............      17,400           1,566
 Superior Surgical Manufacturing Co., Inc..............      10,000          86,250
 Superior Telecom, Inc.................................      24,208         263,262
 *Supertex, Inc........................................      26,500         752,766
 *Suprema Specialties, Inc.............................       5,700          50,588
 *Supreme Industries, Inc..............................      11,655          59,003
 *SurModics, Inc.......................................       7,800         184,763
 Susquehanna Bancshares, Inc...........................      43,200         589,950
 *SVI Holdings, Inc....................................      35,700         274,444
 *Swift Energy Corp....................................      23,880         613,418
 *Swisher International, Inc...........................         700             700
 *Swiss Army Brands, Inc...............................      10,200          53,869
                                                            SHARES           VALUE+
                                                            ------           ------
 *Sybase, Inc..........................................      30,800    $    586,163
 *Sybron Chemicals, Inc................................       3,200          63,200
 *Sykes Enterprises, Inc...............................       7,200         139,725
 *Sylvan Learning Systems, Inc.........................      13,700         154,981
 *Sylvan, Inc..........................................       7,300          71,631
 *Symix Systems, Inc...................................       9,600          96,300
 *Symmetricom, Inc.....................................      18,000         270,000
 *Symons International Group, Inc......................       8,300           5,836
 *Symphonix Devices, Inc...............................      14,900          54,013
 *Syms Corp............................................      18,500          63,594
 Synalloy Corp. DE.....................................       8,100          60,750
 *Synaptic Pharmaceutical Corp.........................      13,900          66,025
 *Synbiotics Corp......................................      12,100          27,225
 *Sync Research, Inc...................................       3,080          10,203
 *Syncor International Corp............................      15,300         756,394
 *Syntel, Inc..........................................      46,500         565,266
 *Syntellect, Inc......................................      14,500          70,688
 *Synthetech, Inc......................................      14,800          48,100
 *Syntroleum Corp......................................      35,400         633,881
 *Sypris Solutions, Inc................................       2,250          21,656
 *System Software Associates, Inc......................      10,700             514
 *Systemax, Inc........................................      42,700         290,894
 *Systems & Computer Technology Corp...................      35,400         653,794
 *T&W Financial Corp...................................       6,700               0
 Tab Products Co.......................................       5,200          25,025
 *Taco Cabana, Inc.....................................      14,400          92,250
 *Tag-It Pacific, Inc..................................       6,700          32,244
 *Taitron Components, Inc..............................       5,500          16,500
 *Take Two Interactive Software........................      28,100         253,778
 *TALX Corp............................................       6,000          90,188
 *Tandy Brand Accessories, Inc.........................       7,500          49,453
 *Tandy Crafts, Inc....................................      13,200          39,600
 *Targeted Genetics Corp...............................      37,700         266,256
 *Tarrant Apparel Group................................      19,600         159,250
 Tasty Baking Co.......................................      10,100         120,569
 TB Woods Corp.........................................       4,700          42,888
 *TBA Entertainment Corp...............................      10,500          41,016
 *TBC Corp.............................................      25,650         123,841
 TCBY Enterprises, Inc.................................      24,800         124,000
 *TCC Industries, Inc..................................       1,100              94
 *TCI International, Inc...............................       4,400          29,150
 *TCSI Corp............................................      25,300          45,856
 *TEAM America Corp....................................       2,800          10,544
 *Team, Inc............................................       7,600          18,525
 Tech/Ops Sevcon, Inc..................................       4,000          38,750
 *Techdyne, Inc........................................       7,100          17,750
 Teche Holding Co......................................         700           9,275
 *Technical Chemicals & Products, Inc..................      12,000           9,563
 *Technical Communications Corp........................         400           1,925
 *Technisource, Inc....................................      10,400          42,575
 Technitrol, Inc.......................................       9,600         662,400
 Technology Research Corp..............................       7,000          13,781
 *Technology Solutions Corp............................      57,100         273,902
 *Tech-Sym Corp........................................       7,500         164,063
 *Tegal Corp...........................................      15,600          67,031
 Tejon Ranch Co........................................      13,900         316,225
 *Telcom Semiconductor, Inc............................      22,500         559,688
 *Telescan, Inc........................................      18,200         130,244
 *Telescape International, Inc.........................       8,000          62,500
 *TeleSpectrum Worldwide, Inc..........................      38,600         168,875
 *Teletouch Communications, Inc........................       4,200           8,925
 *Telular Corp.........................................      12,900         110,053

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Telxon Corp..........................................      18,100    $    281,681
 *Temtex Industries, Inc...............................       2,000           2,250
 Tennant Co............................................       9,000         321,750
 Tenneco Automotive, Inc...............................      10,000          73,125
 *Terex Corp...........................................      30,300         482,906
 Terra Industries, Inc.................................      98,600         209,525
 *Terremark Worldwide, Inc.............................      36,500          73,000
 *Tesoro Petroleum Corp................................      42,200         432,550
 *TESSCO Technologies, Inc.............................       5,800          98,238
 *Tesseract Group, Inc.................................       7,600           2,375
 *Tetra Tech, Inc......................................      30,281         669,021
 *Tetra Technologies, Inc..............................      13,200         170,775
 *Texas Biotechnology Corp.............................      43,300         419,469
 Texas Industries, Inc.................................      23,000         659,813
 Texas Regional Banchshares, Inc. Class A..............      16,000         432,000
 TF Financial Corp.....................................       2,600          36,725
 *TFC Enterprises, Inc.................................      11,400          23,869
 *Thackeray Corp.......................................       3,600          11,025
 *Theglobe.com, Inc....................................      31,900          49,345
 *Theragenics Corp.....................................      32,500         290,469
 *Thermatrix, Inc......................................       5,400           2,531
 *Thermedics, Inc......................................      46,100         388,969
 *Thermo Cardiosystems, Inc............................      46,200         453,338
 *Thermo Ecotek Corp...................................      21,100         164,844
 *Thermo Fibergen, Inc.................................       6,800          81,600
 *Thermo Fibertek, Inc.................................      70,400         431,200
 *Thermo Terratech, Inc................................      15,500         116,250
 *Thermolase Corp......................................      33,200          76,775
 Thermoretec Corp......................................      17,600         123,200
 *Thermotrex Corp......................................      14,900         148,069
 *Thermwood Corp.......................................         200           1,275
 Thistle Group Holdings Co.............................       7,100          47,703
 *Thomas Group, Inc....................................       6,100          59,475
 Thomas Industries, Inc................................      17,450         349,000
 *Thomaston Mills, Inc.................................       1,900           1,841
 Thor Industries, Inc..................................      15,700         366,988
 *Thoratec Laboratories Corp...........................      24,100         295,225
 *Thorn Apple Valley, Inc..............................       4,600             426
 *T-HQ, Inc............................................      24,000         231,750
 *Three Rivers Bancorp, Inc............................       7,300          58,628
 *Three-Five Systems, Inc..............................       9,199         577,237
 *Tier Technologies, Inc. Class B......................      10,700          53,834
 *TII Industries, Inc..................................       8,860          17,582
 Timberland Bancorp, Inc...............................       6,600          61,256
 Timberline Software Corp..............................      23,200         179,075
 *Tipperary Corp.......................................      15,700          45,138
 Titan International, Inc..............................      20,100         119,344
 *Titan Pharmaceuticals, Inc...........................      18,700         474,513
 Titanium Metals Corp..................................      35,600         155,750
 *TMBR/Sharp Drilling, Inc.............................       6,200          72,850
 *T-Netix, Inc.........................................      16,500          81,469
 *Today's Man, Inc.....................................       4,300           2,217
 *Todd Shipyards Corp..................................      12,600          89,775
 *Todd-AO Corp. Class A................................      10,700         216,006
 *Toddhunter International, Inc........................       4,600          37,663
 *Tofutti Brands, Inc..................................       6,900          15,956
 *Tokheim Corp.........................................      14,000          19,250
 *Toll Brothers, Inc...................................      38,700         749,813
 *Tollgrade Communications, Inc........................      10,600         701,588
 Tompkins County Trustco, Inc..........................         330           7,796
 *Topps, Inc...........................................      51,000         537,094
 *Toreador Royalty Corp................................       4,900          26,644
                                                            SHARES           VALUE+
                                                            ------           ------
 Toro Co...............................................      14,000    $    441,000
 *Total Entertainment Restaurant Corp..................      12,300          29,213
 *Total Renal Care Holdings, Inc.......................      81,200         319,725
 *Total-Telephone USA Communications, Inc..............       3,000          19,688
 *Tower Air, Inc.......................................      13,300           1,929
 *Tower Automotive, Inc................................      31,200         432,900
 *Towne Services, Inc..................................       5,200           3,981
 *Toymax International, Inc............................      11,100          27,750
 *Track Data Corp......................................      65,500          76,758
 *Track 'n Trail, Inc..................................       4,900           3,292
 *Tractor Supply Co....................................      11,400         173,138
 *Trailer Bridge, Inc..................................       5,000           5,078
 *Trammell Crow Co.....................................      45,300         569,081
 *Trans World Airlines, Inc............................      65,900         160,631
 *Trans World Entertainment Corp.......................      58,300         582,089
 *Transact Technologies, Inc...........................       7,200          72,900
 *Transaction Systems Architects, Inc..................       3,400          41,331
 *Transcoastal Marine Services, Inc....................      12,400           6,006
 *Transcrypt International, Inc........................       7,800          16,819
 *Transfinancial Holdings, Inc.........................       3,300           5,775
 *Transkaryotic Therapies, Inc.........................       3,400          85,106
 *Transmation, Inc.....................................       6,700          16,227
 *Transmedia Network, Inc..............................      14,900          45,631
 *Transmontaigne Oil Co................................      39,700         267,975
 *Transport Industries, Inc............................       1,000           5,250
 *Transportation Components, Inc.......................      21,000          40,688
 Transpro, Inc.........................................       6,700          30,150
 Transtechnology Corp..................................       4,900          42,263
 *TransTexas Gas Corp..................................      48,400               0
 *TransTexas Gas Corp. Class A.........................         236           1,239
 *Transworld Healthcare, Inc...........................      19,300          29,553
 *Travelocity.com, Inc.................................      16,700         296,425
 *Travis Boats & Motors, Inc...........................       2,700          14,006
 *TRC Companies, Inc...................................       8,800          92,400
 *TREEV, Inc...........................................       9,000          58,922
 *Trega Biosciences, Inc...............................      25,400          69,056
 Tremont Corp. DE......................................       5,100          84,788
 *Trend-Lines, Inc. Class A............................       3,300           4,177
 *Trendwest Resorts, Inc...............................      22,000         506,688
 Trenwick Group, Inc...................................      20,075         301,125
 *Trex Medical Corp....................................      32,200          60,375
 *Triad Guaranty, Inc..................................      14,600         270,556
 *Triad Hospitals, Inc.................................       1,000          21,438
 *Triangle Pharmaceuticals, Inc........................      44,800         285,600
 *Triarc Companies, Inc. Class A.......................      22,200         460,650
 Trico Bancshares......................................       4,950          78,581
 *Trico Marine Services, Inc...........................      28,900         280,872
 *Trident Microsystems, Inc............................      14,700         123,572
 *Tridex Corp..........................................       5,100           3,905
 *Trimark Holdings, Inc................................       1,700          13,627
 *Trimble Navigation, Ltd..............................      20,700         917,269
 *Trimedyne, Inc.......................................       5,400          10,631
 *Trimeris, Inc........................................      20,300         892,566
 *TriPath Imaging, Inc.................................      33,752         166,123
 *Triple S Plastics, Inc...............................       3,800          61,513
 *Tripos, Inc..........................................       4,400          70,400
 *Tristar Corp.........................................       1,000           5,375
 *Triumph Group........................................      10,800         302,400
 *TRM Copy Centers Corp................................       6,700          33,919
 *Tropical Sportswear International Corp...............       8,300         190,381
 *Troy Group, Inc......................................       1,000           9,313

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Trump Hotels & Casino Resorts, Inc...................      28,900    $     79,475
 Trust Co. of New Jersey...............................      21,600         394,875
 Trustco Bank Corp. NY.................................      58,800         718,463
 *TSR, Inc.............................................       6,100          34,598
 Tucker Anthony Sutro Corp.............................      23,800         407,575
 *Tuesday Morning Corp.................................      33,900         353,831
 *Tufco Technologies, Inc..............................       4,500          45,281
 *TurboChef Technologies, Inc..........................      20,400          85,425
 Tuscarora, Inc........................................      12,100         153,519
 Twin Disc, Inc........................................       3,600          55,800
 *Twinlab Corp.........................................      35,400         253,331
 *Tyler Technologies, Inc..............................      48,200         192,800
 U.S. Bancorp, Inc.....................................      17,200          79,013
 *U.S. Diagnostic, Inc.................................      18,000          14,063
 *U.S. Franchise Systems, Inc..........................      18,700         101,097
 *U.S. Home & Garden, Inc..............................      23,700          59,991
 *U.S. Office Products, Co.............................      39,600          40,219
 *U.S. Plastic Lumber Corp.............................      31,700         143,641
 *U.S. Vision, Inc.....................................       7,700          13,234
 *Ubics, Inc...........................................       8,400          21,263
 *Ucar International, Inc..............................      27,000         330,750
 UCBH Holdings, Inc....................................      10,300         258,788
 *UFP Technologies, Inc................................       3,800           9,975
 UGI Corp..............................................      30,000         663,750
 *Ugly Duckling Corp...................................      16,700         120,553
 *UICI.................................................      51,000         248,625
 *Ultimate Electronics, Inc............................      12,400         308,450
 *Ultimate Software Group, Inc.........................      17,500         139,453
 *Ultradata Systems, Inc...............................       2,000           5,813
 *Ultrak, Inc..........................................      15,100         100,981
 *Ultralife Batteries, Inc.............................      14,100         106,191
 *Ultratech Stepper, Inc...............................      23,600         331,875
 Umpqua Holdings Corp..................................       7,100          58,797
 *Unapix Entertainment, Inc............................       6,100           6,863
 *Unicapital Corp......................................      58,700          40,356
 Unico American Corp...................................       7,200          44,213
 *UniComp, Inc.........................................       9,600          25,800
 *Unidigital, Inc......................................       6,100          13,725
 *Unifab International, Inc............................       6,800          49,725
 *Unifi, Inc...........................................      58,500         745,875
 Unifirst Corp.........................................       9,650          79,009
 *Unify Corp...........................................      21,000         280,219
 *Unimark Group, Inc...................................      10,100           7,575
 *Uni-Marts, Inc.......................................       6,500          13,000
 *Union Acceptance Corp. Class A.......................       5,200          25,838
 Union Community Bancorp...............................       2,300          24,941
 *Unique Mobility, Inc.................................      21,500         150,500
 *Uniroyal Technology Corp.............................      27,200         433,500
 Unisource Energy Corp.................................      36,780         565,493
 *Unit Corp............................................      40,600         535,413
 *United American Healthcare Corp.,....................       5,300           3,313
 *United Auto Group, Inc...............................      21,400         191,263
 United Community Financial Corp.......................      34,400         203,175
 United Financial Corp. MN.............................         400           5,575
 United Fire Casualty Co...............................       5,400          93,656
 United Guardian, Inc..................................       1,900           8,313
 United Illuminating Co................................      14,600         691,675
 United Industrial Corp................................      16,000         141,000
 United National Bancorp...............................      17,600         323,400
 *United Natural Foods, Inc............................      23,700         359,203
 *United Retail Group, Inc.............................      14,600         116,344
 *United Road Services, Inc............................         720           2,880
 *United Security Bancorporation.......................       1,600          15,050
                                                            SHARES           VALUE+
                                                            ------           ------
 *United States Energy Corp............................      11,500    $     33,063
 United Wisconsin Services, Inc........................      18,500         106,375
 *Unitel Video, Inc....................................         700              14
 Unitil Corp...........................................       6,100         158,600
 Unity Bancorp, Inc....................................       2,600          10,969
 *Universal American Financial Corp....................       8,400          31,500
 Universal Corporation.................................      31,500         730,406
 *Universal Electronics, Inc...........................      15,000         329,531
 Universal Forest Products, Inc........................      22,100         290,753
 *Universal Stainless & Alloy Products, Inc............       6,500          44,688
 *Uno Restaurant Corp..................................      14,800         179,450
 *Unova, Inc...........................................      25,300         349,456
 *Urban Outfitters, Inc................................      19,400         175,813
 *Urocor, Inc..........................................      12,200          45,750
 *Urologix, Inc........................................      14,900          62,859
 *Uromed Corp. New.....................................       4,720          13,496
 *URS Corp.............................................      17,700         232,313
 *Ursus Telecom Corp...................................       7,300          62,734
 *US Can Corp..........................................      14,800         244,200
 *US LEC Corp..........................................      11,300         216,113
 *US Liquids, Inc......................................      17,800          86,775
 *US Oncology, Inc.....................................      89,638         428,582
 *US Xpress Enterprises, Inc. Class A..................      20,523         144,302
 *USA Detergents, Inc..................................      18,100          46,381
 *USA Floral Products, Inc.............................      16,400          13,581
 *USA Truck, Inc.......................................      10,200          66,938
 *USABancShares.com, Inc...............................       5,300          17,308
 *USANA, Inc...........................................      10,200          45,581
 USB Holding Co., Inc..................................      14,805         185,063
 *USData Corp..........................................      17,100          82,828
 *Usec, Inc............................................       5,500          25,438
 *Utah Medical, Inc....................................       6,300          44,100
 *UTI Energy Corp......................................      21,400         914,850
 *Utilx Corp...........................................       9,600          36,000
 *V.I. Technologies, Inc...............................      14,600         105,850
 *Vail Resorts, Inc....................................      16,500         264,000
 *Valence Technology, Inc..............................      36,800         537,050
 *Valentis, Inc........................................      32,066         242,499
 *Valley National Gases, Inc...........................       4,200          21,000
 Valley Resources, Inc.................................       4,000          95,000
 Valmont Industries, Inc...............................      25,800         507,938
 *Value City Department Stores, Inc....................      36,100         358,744
 Value Line, Inc.......................................      10,900         365,150
 *Vans, Inc............................................      17,800         278,125
 *Varco International, Inc.............................      50,956       1,108,293
 *Vari L Co., Inc......................................       7,500          72,539
 *Varian Medical Systems, Inc..........................       2,850         117,741
 *Variflex, Inc........................................       5,100          29,484
 *Vari-Lite International, Inc.........................       4,800           5,250
 *VDI Media............................................       8,800          59,125
 Vector Group, Ltd.....................................      26,345         296,381
 Vectren Corp..........................................      27,066         507,488
 *Veeco Instruments, Inc...............................       4,100         184,628
 *Ventana Medical Systems, Inc.........................      15,500         582,703
 *Venture Catalyst, Inc................................       5,000          19,219
 Venturian Corp........................................         330           1,526
 *Veramark Technologies, Inc...........................      10,400          38,675
 *Verdant Brands, Inc..................................       4,517           6,281
 *Verilink Corp........................................      17,000         117,938
 *Veritas DGC, Inc.....................................      24,300         671,288
 *Vermont Pure Holdings, Ltd...........................      12,300          42,281
 *Versant Object Technology Corp.......................       6,500          27,625

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Versar, Inc..........................................       3,000    $      6,375
 *Vertel Corp..........................................      32,300         377,506
 *Vertex Pharmaceuticals, Inc..........................       5,200         383,988
 Vesta Insurance Group, Inc............................      22,400         133,000
 *Vestcom International, Inc...........................       9,600          37,800
 *Veterinary Centers of America, Inc...................      23,900         324,891
 *Viasat, Inc..........................................      13,500         522,281
 *Viasoft, Inc.........................................      19,800         164,278
 *VIB Corp.............................................         103             628
 *Vical, Inc...........................................      25,700         482,678
 *Vicon Industries, Inc................................       4,900          15,619
 *Vicorp Restaurants, Inc..............................       8,700         163,941
 *Vidamed, Inc.........................................      10,800          19,238
 *Video Display Corp...................................       3,000          21,281
 *Video Services Corp..................................       2,000           6,250
 *Videonics, Inc.......................................       3,600           3,206
 *Viisage Technology, Inc..............................       9,100          26,873
 Vintage Petroleum, Inc................................      27,700         657,875
 *Vion Pharmaceuticals, Inc............................       5,000          34,375
 *Virbac Corp..........................................      25,200          64,575
 Virco Manufacturing Corp..............................      13,028         136,794
 Virginia Gas Co.......................................       5,500          14,609
 *ViroPharma, Inc......................................      13,400         150,331
 *Virtualfund.Com, Inc.................................      20,800          41,275
 *Vision Sciences, Inc.................................       5,100           6,694
 *Vision Twenty-One, Inc...............................      14,500           7,023
 *VisionAmerica, Inc...................................      10,100           6,628
 *Vista Eyecare, Inc...................................      18,400           5,750
 *VISTA Information Solutions, Inc.....................      25,100          54,906
 *Vista Medical Technologies, Inc......................      30,000          21,563
 *Visual Data Corp.....................................       8,500          29,883
 Vital Signs, Inc......................................      14,500         301,781
 *Vitalcom, Inc........................................       6,000           9,375
 *Vitech America, Inc..................................      21,200         126,538
 *Vivus, Inc...........................................      37,700         217,953
 *Vlasic Foods International, Inc......................      50,100         109,594
 *Vodavi Technology, Inc...............................       4,300          10,347
 *Volt Information Sciences, Inc.......................      17,400         502,425
 *V-ONE Corp...........................................      19,400          64,869
 *Voxware, Inc.........................................      16,100          74,463
 VRB Bancorp...........................................       7,600          38,950
 *VTEL Corp............................................      27,000          97,031
 Vulcan International Corp.............................         700          23,144
 *Vysis, Inc...........................................      13,000         101,969
 Wabash National Corp..................................      25,300         324,156
 Wabtec Corp...........................................       9,900         111,375
 *Wackenhut Corp. Class A..............................       5,000          66,563
 *Wackenhut Corp. Class B Non-Voting...................      10,550          87,038
 *Wackenhut Corrections Corp...........................      24,600         159,900
 *Walker Interactive Systems, Inc......................      16,000          50,750
 *Wall Street Deli, Inc................................       1,500           1,641
 Wallace Computer Services, Inc........................      49,800         498,000
 Walter Industries, Inc................................      56,900         615,231
 Warnaco Group, Inc....................................      61,800         417,150
 *Warrantech Corp......................................      12,100          10,588
 Warren Bancorp, Inc...................................       9,500          71,547
 Warwick Community Bancorp, Inc........................       5,300          58,300
 Washington Banking Co.................................       3,700          30,525
 *Washington Homes, Inc................................       7,900          42,463
 Washington Savings Bank FSB...........................       1,600           5,100
 Washington Trust Bancorp, Inc.........................      10,700         159,831
 *Waste Connections, Inc...............................      27,800         538,625
 *Waste Industries, Inc................................      16,600         141,878
                                                            SHARES           VALUE+
                                                            ------           ------
 *Waterlink, Inc.......................................      22,700    $     62,425
 Waters Instruments, Inc...............................         200             831
 Watsco, Inc. Class A..................................      42,800         633,975
 Watsco, Inc. Class B..................................       1,350          19,913
 Watts Industries, Inc. Class A........................      19,100         217,263
 Wausau-Mosinee Paper Corp.............................      58,400         540,200
 *Wavo Corp............................................      31,600          36,044
 WD-40 Co..............................................      16,000         311,500
 *Webb (Del) Corp......................................      20,100         306,525
 *Webco Industries, Inc................................       6,000          23,625
 *Webhire, Inc.........................................      18,900          50,794
 *WebLink Wireless, Inc................................      36,900         234,084
 Weider Nutrition International, Inc...................      10,200          33,150
 *Weirton Steel Corp...................................      49,900         227,669
 Wellco Enterprises, Inc...............................       1,000           8,000
 Wellman, Inc..........................................      38,500         757,969
 *Wells-Gardner Electronics Corp.......................       6,200          21,313
 Werner Enterprises, Inc...............................      51,700         647,866
 Wesbanco, Inc.........................................      23,950         561,328
 *Wesley Jessen Vision Care, Inc.......................      21,000         775,688
 West Coast Bancorp....................................      15,354         166,975
 *West Marine, Inc.....................................      22,300         180,491
 West Pharmaceutical Services, Inc.....................      18,900         444,150
 *Westaff, Inc.........................................      17,400          75,038
 Westbank Corp.........................................       4,300          37,088
 *Westcoast Hospitality Corp...........................      15,000         116,250
 Westcorp, Inc.........................................      29,200         317,550
 *Westell Technologies, Inc............................      30,460         503,542
 Westerfed Financial Corp..............................       5,300          75,856
 *Western Digital Corp.................................     115,600         541,875
 Western Gas Resources, Inc............................      35,400         803,138
 Western Ohio Financial Corp...........................         900          13,444
 *Western Power & Equipment Corp.......................       2,600          14,544
 *Western Water Co.....................................      10,900           2,555
 *Weston (Roy F.), Inc. Class A........................       7,500          23,672
 *Wet Seal, Inc. Class A...............................       9,200         105,800
 *WFS Financial, Inc...................................      33,600         530,250
 *White Electronics Designs Corp.......................      21,200         210,675
 *Whitehall Jewellers, Inc.............................      18,100         235,300
 *Whitman Education Group, Inc.........................      12,200          16,775
 *WHX Corp.............................................      16,700          98,113
 *Wickes Lumber Co.....................................      10,600          56,975
 *Wild Oats Markets, Inc...............................      25,300         233,234
 *William Lyon Homes...................................      29,100         185,513
 *Williams Clayton Energy, Inc.........................      11,900         308,656
 *Williams Controls, Inc...............................      14,700          24,347
 *Williams Industries, Inc.............................       1,200           3,375
 *Willis Lease Finance Corp............................       7,900          59,744
 *Wilshire Financial Sevices Group, Inc................         137             214
 *Wilshire Oil Co. of Texas............................       7,107          24,430
 *Wilsons The Leather Experts, Inc.....................      17,100         267,188
 *Wind River Systems, Inc..............................       9,904         358,092
 Winnebago Industries, Inc.............................      23,700         331,800
 *Wire One Technologies, Inc...........................       3,950          24,070
 *Wireless Telecom Group, Inc..........................      18,900          44,888
 *Wireless Xcessories Group............................       6,600           8,559
 *Wisconsin Central Transportation Corp................      35,200         459,800
 *Wiser Oil Co.........................................       9,100          27,300
 *WLR Foods, Inc.......................................      19,192          88,763
 *WMF Group, Ltd.......................................       7,700          67,255
 *WMS Industries, Inc..................................      36,700         454,163
 Wolohan Lumber Co.....................................       6,400          71,600

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Wolverine Tube, Inc..................................      15,700    $    259,050
 Wolverine World Wide, Inc.............................      48,100         541,125
 Woodhead Industries, Inc..............................      14,700         237,497
 Woodward Governor Co..................................      11,300         275,791
 *Workflow Management, Inc.............................      15,200         184,775
 *Workgroup Technology Corp............................       8,000           5,500
 *World Acceptance Corp................................      20,900         107,766
 *World Access, Inc....................................      20,372         213,269
 World Fuel Services Corp..............................      13,300          90,606
 *World of Science, Inc................................       2,900           3,127
 *Worldpages.com, Inc..................................      29,400         205,800
 *Worldtex, Inc........................................      15,700           6,378
 *WPI Group, Inc.......................................       5,300           7,536
 WPS Resources Corp....................................      19,000         593,750
 *WSI Industries, Inc..................................       2,000           8,000
 *Wyant Corp...........................................         266             382
 Wynns International, Inc..............................      20,550         277,425
 *Xceed, Inc...........................................      28,000         350,875
 *Xeta Corp............................................       3,900         119,559
 *Xetel Corp...........................................      12,300          21,525
 *Xicor, Inc...........................................      22,000         149,188
 *Xoma, Ltd............................................      31,200         100,913
 X-Rite, Inc...........................................      23,900         253,191
 *Xtra Corp............................................      15,600         702,975
 Yardville National Bancorp............................       8,700          91,622
 *Yellow Corp..........................................      27,700         454,453
 Yonkers Financial Corp................................         400           6,025
 York Financial Corp...................................       8,891         111,693
 York Group, Inc.......................................       9,200          33,350
 *York Research Corp...................................      15,100          15,808
 *Young Broadcasting, Inc. Class A.....................      16,100         371,809
 *Youthstream Media Networks, Inc......................      24,800         137,175
 *Zamba Corporation....................................      35,600         172,438
                                                            SHARES           VALUE+
                                                            ------           ------
 *Zap.com Corp.........................................         334    $      1,044
 *Zapata Corp..........................................      26,600          99,750
 *Zaring National Corp.................................       1,900           6,353
 Zenith National Insurance Corp........................      18,800         446,500
 *Zevex International, Inc.............................       3,400          16,469
 *Zila, Inc............................................       2,557           8,270
 *ZixIt Corp...........................................      16,800         438,900
 *Zoll Medical Corp....................................       8,300         414,481
 *Zoltek Companies, Inc................................      20,600         137,119
 *Zonagen, Inc.........................................       8,100          25,059
 *Zoran Corp...........................................       7,900         313,038
 *Zygo Corp............................................      15,100         495,469
 *Zymetx, Inc..........................................       7,400          15,494
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $717,422,339)..................................                 653,219,719
                                                                       ------------

RIGHTS/WARRANTS -- (0.0%)
 *American Satellite Network, Inc. Warrants............       2,525               0

                                                            ------           ------
 *Associates First Capital Corp. (Residual Value
   Obligation).........................................      39,100           1,779
 *Elan Corp. P.L.C. Contingent Payment Rights..........      47,000          24,969
 *Golden Books Family Entertainment Warrants
   01/01/02............................................         152             143
 *Intercontinental Telecom Corp. Warrants 04/30/02.....      13,190               0
 *Millicom, Inc. Contingent Value Rights...............      10,100               0
 *Skyepharma P.L.C. Contingent Payment Rights..........      11,500               0
 *TransTexas Gas Corp. Warrants 06/30/02...............         492               0
 *Westcorp, Inc. Rights 06/15/00.......................      29,200           6,387

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Xinetix, Inc. Warrants 03/17/03......................         332    $          0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $296,102)......................................                      33,278
                                                                       ------------

PREFERRED STOCKS -- (0.0%)

                                                            ------           ------
 *O'Sullivan Industries Holdings (Senior Preferred 12%)
   (Cost $0)...........................................       2,800           1,414
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $717,718,441)++................................                $653,254,411
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $721,218,465.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value........................................    $   653,254
Collateral for Securities Loaned............................         29,558
Receivables:
  Dividends and Interest....................................            508
  Investment Securities Sold................................          8,315
  Fund Shares Sold..........................................          1,355
Prepaid Expenses and Other Assets...........................              3
                                                                -----------
    Total Assets............................................        692,993
                                                                -----------
LIABILITIES:
Payable for Collateral on Securities Loaned.................         29,558
Payable for Investment Securities Purchased.................            630
Payable for Fund Shares Redeemed............................            359
Loan Payable................................................          3,182
Accrued Expenses and Other Liabilities......................             84
                                                                -----------
    Total Liabilities.......................................         33,813
                                                                -----------
NET ASSETS..................................................    $   659,180
                                                                ===========
SHARES OUTSTANDING $.01 PAR VALUE (Unlimited Number of
  Shares Authorized)........................................     55,441,614
                                                                -----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....    $     11.89
                                                                ===========
Investments at Cost.........................................    $   717,718
                                                                ===========

COMPONENTS OF NET ASSETS:
Paid-In Capital.............................................    $   621,714
Undistributed Net Investment Income.........................          2,629
Undistributed Net Realized Gain.............................         99,301
Unrealized Depreciation of Investment Securities............        (64,464)
                                                                -----------
    Total Net Assets........................................    $   659,180
                                                                ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2000
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................    $  2,451
  Interest..................................................         439
  Income From Securities Lending............................         538
                                                                --------
      Total Investment Income...............................       3,428
                                                                --------
EXPENSES
  Administrative Services...................................         101
  Accounting & Transfer Agent Fees..........................         126
  Custodian's Fees..........................................          37
  Legal Fees................................................           4
  Audit Fees................................................           3
  Shareholders' Reports.....................................           6
  Trustees' Fees and Expenses...............................           1
  Other.....................................................          21
                                                                --------
      Total Expenses........................................         299
                                                                --------
  NET INVESTMENT INCOME.....................................       3,129
                                                                --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net Realized Gain on Investment Securities Sold...........     102,797
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................     (78,500)
                                                                --------
  NET GAIN ON INVESTMENT SECURITIES.........................      24,297
                                                                --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $ 27,426
                                                                ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS           YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,          NOV. 30,
                                                                        2000              1999
                                                                     -----------       ----------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................          $   3,129        $   4,945
  Net Realized Gain on Investment Securities Sold...........            102,797           56,608
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................            (78,500)          31,371
                                                                      ---------        ---------
      Net Increase in Net Assets Resulting from
        Operations..........................................             27,426           92,924
                                                                      ---------        ---------
Distributions From:
  Net Investment Income.....................................               (721)          (4,995)
  Net Realized Gains........................................            (58,823)         (49,223)
                                                                      ---------        ---------
      Total Distributions...................................            (59,544)         (54,218)
                                                                      ---------        ---------
Capital Share Transactions (1):
  Shares Issued.............................................            219,165           98,295
  Shares Issued in Lieu of Cash Distributions...............             58,704           53,051
  Shares Redeemed...........................................           (172,657)        (150,769)
                                                                      ---------        ---------
      Net Increase from Capital Share Transactions..........            105,212              577
                                                                      ---------        ---------
      Total Increase........................................             73,094           39,283
NET ASSETS
  Beginning of Period.......................................            586,086          546,803
                                                                      ---------        ---------
  End of Period.............................................          $ 659,180        $ 586,086
                                                                      =========        =========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             16,521            8,767
    Shares Issued in Lieu of Cash Distributions.............              5,154            5,082
    Shares Redeemed.........................................            (14,099)         (13,717)
                                                                      ---------        ---------
                                                                          7,576              132
                                                                      =========        =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                       THE U.S. 6-10 SMALL COMPANY SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          YEAR        YEAR        YEAR        YEAR        YEAR
                                                         SIX MONTHS       ENDED       ENDED       ENDED       ENDED       ENDED
                                                            ENDED       NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                                        MAY 31, 2000      1999        1998        1997        1996        1995
---------------------------------------------------------------------------------------------------------------------------------
                                                        (UNAUDITED)
Net Asset Value, Beginning of Period..................    $  12.24      $  11.46    $  13.82    $  12.56    $  11.26    $   9.54
                                                          --------      --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...............................        0.06          0.10        0.10        0.11        0.13        0.12
  Net Gains (Losses) on Securities (Realized and
    Unrealized).......................................        0.83          1.83       (1.28)       2.81        1.92        2.50
                                                          --------      --------    --------    --------    --------    --------
    Total from Investment Operations..................        0.89          1.93       (1.18)       2.92        2.05        2.62
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...............................       (0.02)        (0.11)      (0.10)      (0.10)      (0.13)      (0.12)
  Net Realized Gains..................................       (1.22)        (1.04)      (1.08)      (1.56)      (0.62)      (0.78)
                                                          --------      --------    --------    --------    --------    --------
    Total Distributions...............................       (1.24)        (1.15)      (1.18)      (1.66)      (0.75)      (0.90)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................    $  11.89      $  12.24    $  11.46    $  13.82    $  12.56    $  11.26
=================================================================================================================================
Total Return..........................................        7.71%#       18.62%      (8.98)%     26.47%      19.17%      29.19%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................    $659,180      $586,086    $546,803    $432,833    $$268,401   $221,984
Ratio of Expenses to Average Net Assets...............        0.09%*        0.09%       0.09%       0.11%       0.13%       0.15%
Ratio of Net Investment Income to Average Net
 Assets...............................................        0.93%*        0.89%       0.88%       0.96%       1.05%       1.18%
Portfolio Turnover Rate...............................          57%*          29%         29%         30%         32%         21%
---------------------------------------------------------------------------------------------------------------------------------

  *  Annualized
  #  Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-one series of which The U.S. 6-10 Small Company Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2000.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2000, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of .03 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2000, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................      $238,948
Sales.......................................................       186,310

E. INVESTMENT TRANSACTIONS:

    At May 31, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................      $ 111,302
Gross Unrealized Depreciation...............................       (179,266)
                                                                  ---------
  Net.......................................................      $ (67,964)
                                                                  =========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised series, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. Borrowings under the line of credit by the Series during the six months ended May 31, 2000 were as follows:

  WEIGHTED        WEIGHTED      NUMBER OF    INTEREST    MAXIMUM AMOUNT
   AVERAGE        AVERAGE         DAYS       EXPENSE    BORROWED DURING
INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED      THE PERIOD
-------------   ------------   -----------   --------   ----------------
    6.70%        $5,012,789        19        $17,734      $10,221,000

    The U.S. 6-10 Small Company Series had an outstanding borrowing of $3,182,000 plus accrued interest under the line of credit at May 31, 2000.

G. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 2000 was reinvested into overnight repurchase agreements with Salomon Brothers, which was in turn collateralized by U.S. Government Treasury Securities. At
May 31, 2000, the market value of securities on loan to brokers was $24,587,227, the related collateral cash received was $29,558,331 and the value of collateral on overnight repurchase agreements was $30,321,524.